UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a) Copy of the report transmitted to shareholders:

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2022

UBS Liquid Assets Government Fund

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six months ended October 31, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25% during the six-month reporting period. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the remainder of the Fund’s current fiscal year. As a result, the yields on a number of short-term investments moved higher—as did the Fund’s yields—during the reporting period.

The seven-day current yield for the Fund as of October 31, 2022 was 3.13%, versus 0.30% on April 30, 2022 (after fee waivers). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages, rising interest rates and the repercussions from the war in Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q.	How did the US Federal Reserve (the “Fed”) react to the economic environment?
A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022—after the reporting period ended—the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six month review period. When the reporting period began, the Fund had a WAM of 32 days. At the end of the period on October 31, 2022, the Fund’s WAM was 19 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the six month period. We significantly decreased the Fund’s exposure to direct US Treasury obligations. In contrast, we meaningfully increased the

1

UBS Liquid Assets Government Fund

Fund’s exposure to US government agency obligations and also added to its allocation to repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We expect the Fed to continue tightening monetary policy as it seeks to lower inflation. At the same time, several economic indicators point to slowing growth, and it’s unclear whether the central bank can maneuver a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

UBS Liquid Assets Government Fund

Executive Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2022	Ending account value[1] October 31, 2022	Expenses paid during period[2] 05/01/22 to 10/31/22	Expense ratio during the period

Actual	$1,000.00	$1,008.50	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

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UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2022 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	3.13%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	3.18
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	3.10
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	3.15
Weighted average maturity[2]	19 days

Portfolio composition[3]
U.S. government agency obligations	77.7%
Repurchase agreements	21.5
U.S. Treasury obligations	1.0
Liabilities in excess of other assets	(0.2)
Total	100.0%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—77.7%
Federal Farm Credit Bank
SOFR + 0.018%, 3.068%, due 11/01/22 [1]	$5,000,000	$4,998,851
SOFR + 0.035%, 3.085%, due 11/01/22 [1]	5,000,000	5,000,000
SOFR + 0.040%, 3.090%, due 11/01/22 [1]	4,000,000	4,000,000
SOFR + 0.045%, 3.095%, due 11/01/22 [1]	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.013%, 3.063%, due 11/01/22 [1]	9,000,000	9,000,000
SOFR + 0.025%, 3.075%, due 11/01/22 [1]	28,000,000	27,999,162
SOFR + 0.030%, 3.080%, due 11/01/22 [1]	11,000,000	11,000,000
SOFR + 0.035%, 3.085%, due 11/01/22 [1]	8,000,000	8,000,000
SOFR + 0.040%, 3.090%, due 11/01/22 [1]	3,000,000	3,000,000
SOFR + 0.050%, 3.100%, due 11/01/22 [1]	7,500,000	7,500,000
SOFR + 0.055%, 3.105%, due 11/01/22 [1]	1,500,000	1,500,000
SOFR + 0.060%, 3.110%, due 11/01/22 [1]	3,000,000	3,000,000
SOFR + 0.070%, 3.120%, due 11/01/22 [1]	5,000,000	5,000,000
SOFR + 0.090%, 3.140%, due 11/01/22 [1]	5,000,000	5,000,000
SOFR + 0.100%, 3.150%, due 11/01/22 [1]	5,000,000	5,000,000
SOFR + 0.105%, 3.155%, due 11/01/22 [1]	3,000,000	3,000,000
Federal Home Loan Bank Discount Notes 2.507%, due 11/02/22[2]	9,000,000	8,999,373
2.638%, due 11/09/22[2]	9,000,000	8,994,724
2.750%, due 12/15/22[2]	5,000,000	4,983,194
2.800%, due 11/03/22[2]	22,000,000	21,996,578
2.800%, due 11/23/22[2]	10,000,000	9,982,889
2.950%, due 11/03/22[2]	15,000,000	14,997,542
2.950%, due 11/30/22[2]	10,000,000	9,976,236
3.050%, due 11/16/22[2]	27,000,000	26,965,687
3.050%, due 11/17/22[2]	6,000,000	5,991,867
3.055%, due 11/22/22[2]	50,000,000	49,910,896
3.060%, due 11/15/22[2]	10,000,000	9,988,100
3.080%, due 11/15/22[2]	10,000,000	9,988,022
3.120%, due 11/18/22[2]	25,000,000	24,963,167
3.130%, due 11/14/22[2]	12,000,000	11,986,437
3.130%, due 12/01/22[2]	20,000,000	19,947,833
3.150%, due 11/21/22[2]	15,000,000	14,973,750
3.200%, due 11/17/22[2]	15,000,000	14,978,667
3.250%, due 12/09/22[2]	15,000,000	14,948,542
3.270%, due 12/14/22[2]	25,000,000	24,902,354

	Face amount	Value
U.S. government agency obligations—(concluded)
3.280%, due 12/14/22[2]	$10,000,000	$9,960,822
3.300%, due 11/25/22[2]	16,000,000	15,964,800
3.360%, due 12/02/22[2]	15,000,000	14,956,600
3.380%, due 11/28/22[2]	15,000,000	14,961,975
3.385%, due 11/23/22[2]	25,000,000	24,948,285
3.385%, due 11/29/22[2]	20,000,000	19,947,344
3.440%, due 12/05/22[2]	15,000,000	14,951,267
3.440%, due 12/06/22[2]	40,000,000	39,866,222
3.460%, due 11/23/22[2]	10,000,000	9,978,855
3.460%, due 12/21/22[2]	11,000,000	10,947,139
3.470%, due 12/23/22[2]	12,000,000	11,939,853
3.490%, due 12/28/22[2]	10,000,000	9,944,742
3.610%, due 12/20/22[2]	15,000,000	14,926,296
3.720%, due 12/23/22[2]	5,000,000	4,973,133
3.970%, due 03/31/23[2]	11,000,000	10,818,042
4.050%, due 01/27/23[2]	10,000,000	9,902,125
4.400%, due 04/26/23[2]	7,000,000	6,849,422
Federal Home Loan Banks 0.210%, due 12/12/22	5,000,000	5,000,000
SOFR + 0.030%, 3.080%, due 11/01/22 [1]	16,000,000	16,000,000
SOFR + 0.035%, 3.085%, due 11/01/22 [1]	15,000,000	15,000,000
SOFR + 0.040%, 3.090%, due 11/01/22 [1]	16,000,000	16,000,000
SOFR + 0.045%, 3.095%, due 11/01/22 [1]	13,500,000	13,500,000
SOFR + 0.500%, 3.100%, due 11/01/22 [1]	15,000,000	15,000,000
SOFR + 0.055%, 3.105%, due 11/01/22 [1]	15,000,000	15,000,000
SOFR + 0.060%, 3.110%, due 11/01/22 [1]	3,000,000	3,000,000
SOFR + 0.700%, 3.120%, due 11/01/22 [1]	8,000,000	8,000,000
Total U.S. government agency obligations (cost—$767,810,793)		767,810,793

U.S. Treasury obligations—1.0%
U.S. Treasury Bills 1.450%, due 11/03/22[3] (cost—$9,999,211)	10,000,000	9,999,211

Repurchase agreements—21.5%
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $887,000 U.S. Treasury Notes, 3.000% due 06/30/24; (value—$864,998); proceeds: $848,071	848,000	848,000
Repurchase agreement dated 10/31/22 with Goldman Sachs & Co., 3.000% due 11/01/22, collateralized by $6,970,700 U.S. Treasury Notes, 0.875% due 09/30/26; (value—$6,120,081); proceeds: $6,000,500	6,000,000	6,000,000

5

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with MUFG Securities Americas Inc., 3.040% due 11/01/22, collateralized by $438,565,048 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.000% due 12/25/33 to 09/25/52 and $263,735,857 Federal National Mortgage Association obligations, zero coupon to 4.000% due 05/25/24 to 02/25/60; (value—$209,100,000); proceeds: $205,017,311	$205,000,000	$205,000,000
Total repurchase agreements (cost—$211,848,000)		211,848,000
Total investments (cost—$989,658,004 which approximates cost for federal income tax purposes)—100.2%		989,658,004

Liabilities in excess of other assets—(0.2)%		(1,964,041)
Net assets—100.0%		$987,693,963

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$767,810,793	$—	$767,810,793
U.S. Treasury obligations	—	9,999,211	—	9,999,211
Repurchase agreements	—	211,848,000	—	211,848,000
Total	$—	$989,658,004	$—	$989,658,004

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2022.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2022 (unaudited)

Assets:
Investments, at value (cost—$777,810,004)	$777,810,004
Repurchase agreements, at value (cost—$211,848,000)	211,848,000
Total investments in securities, at value (cost—$989,658,004)	989,658,004
Cash	1,400,459
Receivable for investments sold	4,600,000
Receivable for interest	649,074
Other assets	38,038
Total assets	996,345,575

Liabilities:
Payable for investments purchased	6,000,000
Dividends payable to shareholders	2,537,132
Accrued expenses and other liabilities	114,480
Total liabilities	8,651,612

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$987,696,276
Distributable earnings (accumulated losses)	(2,313)
Net assets	$987,693,963
Shares outstanding	987,692,714
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2022 (unaudited)
Investment income:
Interest	$8,838,327
Expenses:
Investment advisory and administration fees	151,900
Transfer agency fees	42,057
Custody and fund accounting fees	24,359
Trustees fees	11,864
Professional services fees	44,546
Printing and shareholder report fees	24,753
Federal and state registration fees	29,544
Insurance expense	5,902
Other expenses	27,736
Total expenses	362,661
Fee waivers by investment advisor and administrator	(151,900)
Net expenses	210,761
Net investment income (loss)	8,627,566
Net increase (decrease) in net assets resulting from operations	$8,627,566

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$8,627,566	$519,622
Net realized gain (loss)	—	(571)
Net increase (decrease) in net assets resulting from operations	8,627,566	519,051
Total distributions	(8,627,566)	(519,622)
Net increase (decrease) in net assets from beneficial interest transactions	(31,077,287)	(81,077,084)
Net increase (decrease) in net assets	(31,077,287)	(81,077,655)
Net assets:

Beginning of period	1,018,771,250	1,099,848,905
End of period	$987,693,963	$1,018,771,250

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.001	0.001	0.017	0.022	0.011
Net realized gain (loss)	—	(0.000)[1]	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.009	0.001	0.001	0.017	0.022	0.011
Dividends from net investment income	(0.009)	(0.001)	(0.001)	(0.017)	(0.022)	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.85%	0.05%	0.15%	1.75%	2.16%	1.14%
Ratios to average net assets:
Expenses before fee waivers	0.07%[3]	0.07%	0.07%	0.07%	0.08%	0.10%
Expenses after fee waivers	0.04%[3]	0.04%	0.04%	0.04%	0.03%	0.05%
Net investment income (loss)	1.70%[3]	0.05%	0.14%	1.90%	2.20%	1.13%
Supplemental data:
Net assets, end of period (000’s)	$987,694	$1,018,771	$1,099,849	$1,012,980	$2,234,641	$1,099,902

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

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UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2022, its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2022, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

UBS AM may also voluntarily reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2022, the Fund did not incur this additional waiver. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. This amount owed by or owed to UBS AM is shown at a net level on the statement of assets and liabilities, if any.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	2,196,963,721	5,125,697,549
Shares repurchased	(2,234,282,527)	(5,207,114,491)
Dividends reinvested	6,241,519	339,858
Net increase (decrease) in shares outstanding	(31,077,287)	(81,077,084)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2022 was ordinary income in the amount of $519,622.

13

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2023.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and

16

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2022 and (b) annualized performance information for each year in the ten-year period ended April 30, 2022. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for the five- and ten-year and since inception periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

17

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized material economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S217

UBS Ultra Short Income Fund

Semiannual Report  |  October 31, 2022

UBS Ultra Short Income Fund

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for UBS Ultra Short Income Fund (the “Fund”) for the six months ended October 31, 2022 (the “reporting period”).

Performance

For the reporting period, Class A shares of Fund returned -0.52%, while Class P shares returned -0.47% and Class I shares returned -0.57% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML 3-month U.S. Treasury Bill Index (the “Index”) returned 0.72%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

A.

The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages, rising interest rates and the repercussions from the war in Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q.	How did the US Federal Reserve (the “Fed”) react to the economic environment?
A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022—after the reporting period ended—the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	What factors impacted the Fund’s performance during the reporting period?

The Fund underperformed the benchmark during the reporting period. The Fed continuing to hike rates at an accelerated pace was a main driver of the underperformance relative to the benchmark due to duration positioning. Corporate spreads were wider during the reporting period, also detracting from performance. Spreads on mortgage-backed securities also widened as higher mortgage rates caused extension on securities held in the portfolio, which also detracted from performance relative to the benchmark. (The yield spread or credit spread is the difference between the quoted yields on two different investments, usually of a credit security relative to a US Treasury with similar maturities.)

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, asset-backed securities, commercial paper and certificates of deposit. It also had a modest allocation to mortgage-backed securities.

1

UBS Ultra Short Income Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We expect the Fed to continue tightening monetary policy as it seeks to lower inflation. At the same time, several economic indicators point to slowing growth, and it’s unclear whether the central bank can maneuver a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

David G. Rothweiler

Portfolio Manager

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

Scott Dolan

Portfolio Manager

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 10/31/22 (unaudited)

	6 months	1 year	Inception[1]
Class A	(0.52)%	(1.20)%	0.76%
Class P	(0.47)	(1.10)	0.84
Class I	(0.57)	(1.19)	0.81
ICE BofAML US 3-Month Treasury Bill Index[2]	0.72	0.79	1.13

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 29, 2022 prospectuses were as follows: Class A—0.44% and 0.35%; Class P—0.34% and 0.25%; and Class I—0.33% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2022	Ending account value October 31, 2022	Expenses paid during period 05/01/22 to 10/31/22[1]	Expense ratio during the period

UBS Ultra Short Income Fund

Class A Actual	$1,000.00	$994.80	$1.76	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.44	1.79	0.35

Class P Actual	$1,000.00	$995.30	$1.26	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	1.28	0.25

Class I Actual	$1,000.00	$994.30	$1.16	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.05	1.17	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

4

UBS Ultra Short Income Fund

Portfolio statistics (unaudited)1

As a percentage of net assets as of October 31, 2022

Top ten holdings
Energy Transfer LP, 3.700% due 11/01/22	4.0%
GM Financial Co., Inc., 3.550% due 11/01/22	4.0
BMW Vehicle Lease Trust, 0.330% due 12/26/24	2.7
Bank of Nova Scotia, 3.479% due 04/15/24	2.6
Cooperatieve Rabobank UA, 3.875% due 09/26/23	2.2
Credit Agricole Corporate & Investment Bank, 3.030% due 11/01/22	2.0
MUFG Bank Ltd., 0.760% due 01/17/23	2.0
Westpac Banking Corp., 3.530% due 03/24/23	2.0
Royal Bank of Canada, 3.380% due 10/07/24	1.9

Credit Suisse AG, 1.000% due 05/05/23	1.9
Total	25.3%

Top five issuer breakdown by country or territory of origin
United States	56.6%
Canada	14.9
United Kingdom	6.5
France	4.8
Japan	4.4
Total	87.2%

Asset allocation
Corporate bonds	49.7%
Asset-backed securities	24.8
Commercial paper	15.5
Certificates of deposit	7.0
Mortgage-backed securities	3.2
Short-term investments	0.3
Investments of cash collateral from securities loaned	0.0 †
Cash equivalents and liabilities in excess of other assets	(0.5)
Total	100.0%

†	Amount is less than 0.05%
[1]	The portfolio is actively managed and its composition will vary over time.

5

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Asset-backed securities—24.8%
Ally Auto Receivables Trust,
Series 2022-1, Class A2, 2.670%, due 04/15/25	$4,808,000	$4,751,591
BMW Vehicle Lease Trust,
Series 2021-2, Class A3, 0.330%, due 12/26/24	28,000,000	27,138,507
Canadian Pacer Auto Receivables Trust,
Series 2020-1A, Class B, 2.000%, due 07/21/25[1]	1,590,000	1,539,031
CarMax Auto Owner Trust,
Series 2019-2, Class B, 3.010%, due 12/16/24	1,935,000	1,915,764
Series 2021-1, Class A4, 0.530%, due 10/15/26	1,235,000	1,135,528
Series 2021-2, Class A4, 0.810%, due 12/15/26	1,500,000	1,360,515
Series 2022-2, Class A2A, 2.810%, due 05/15/25	3,043,293	3,006,259
CCG Receivables Trust,
Series 2020-1, Class C, 1.840%, due 12/14/27[1]	4,075,000	3,864,358
Series 2021-1, Class A2, 0.300%, due 06/14/27[1]	1,114,449	1,074,992
Series 2021-2, Class A2, 0.540%, due 03/14/29[1]	4,912,026	4,674,139
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, due 04/15/31[1]	2,734	2,732
Series 2019-2A, Class A1, 1.950%, due 09/15/31[1]	378,654	378,129
CNH Equipment Trust,
Series 2021-B, Class A3, 0.440%, due 08/17/26	1,364,000	1,284,760
Series 2022-A, Class A2, 2.390%, due 08/15/25	6,600,000	6,459,809
Dell Equipment Finance Trust,
Series 2021-2, Class A3, 0.530%, due 12/22/26[1]	18,920,000	17,915,558
Enterprise Fleet Financing LLC,
Series 2019-2, Class A2, 2.290%, due 02/20/25[1]	889,285	887,109
Series 2020-1, Class A3, 1.860%, due 12/22/25[1]	3,000,000	2,915,884
Series 2020-2, Class A3, 0.650%, due 07/20/26[1]	1,240,000	1,153,960
Ford Credit Auto Lease Trust,
Series 2022-A, Class A2A, 2.780%, due 10/15/24	9,360,239	9,232,990
Ford Credit Auto Owner Trust,
Series 2020-B, Class A4, 0.790%, due 11/15/25	4,580,000	4,348,822
GM Financial Automobile Leasing Trust,
Series 2020-3, Class C, 1.110%, due 10/21/24	3,390,000	3,331,095
Series 2021-1, Class A4, 0.330%, due 02/20/25	1,280,000	1,244,167

	Face amount	Value
Asset-backed securities—(continued)
Series 2021-1, Class C, 0.700%, due 02/20/25	$1,300,000	$1,252,606
Series 2021-3, Class A4, 0.500%, due 07/21/25	1,255,000	1,180,471
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class B, 2.540%, due 08/18/25	1,000,000	962,403
Series 2020-3, Class C, 1.370%, due 01/16/26	2,150,000	2,022,015
Series 2021-1, Class B, 0.750%, due 05/17/27	2,125,000	1,929,043
GM Financial Floorplan Owner Revolving Trust,
Series 2020-1, Class A, 0.680%, due 08/15/25[1]	4,328,000	4,173,870
GMF Floorplan Owner Revolving Trust,
Series 2019-2, Class A, 2.900%, due 04/15/26[1]	4,760,000	4,604,625
Series 2020-2, Class B, 0.960%, due 10/15/25[1]	500,000	477,370
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class B, 2.000%, due 02/16/26[1]	4,880,000	4,673,368
Harley-Davidson Motorcycle Trust,
Series 2021-A, Class A4, 0.530%, due 09/15/28	597,000	555,562
Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class B, 0.810%, due 10/15/24[1]	3,590,000	3,530,138
Series 2021-A, Class B, 0.610%, due 10/15/25[1]	5,426,000	5,248,398
Series 2021-B, Class B, 0.620%, due 03/16/26[1]	12,045,000	11,415,826
Series 2021-C, Class A3, 0.380%, due 09/16/24[1]	2,304,000	2,219,320
Series 2022-A, Class A4, 1.320%, due 12/15/25[1]	1,000,000	942,932
Master Credit Card Trust,
Series 2021-1A, Class A, 0.530%, due 11/21/25[1]	17,000,000	15,785,513
MMAF Equipment Finance LLC,
Series 2017-B, Class A4, 2.410%, due 11/15/24[1]	5,587	5,581
Series 2017-B, Class A5, 2.720%, due 06/15/40[1]	19,573,000	18,972,040
Series 2020-BA, Class A3, 0.490%, due 08/14/25[1]	2,889,000	2,763,019
Nissan Auto Lease Trust,
Series 2021-A, Class A3, 0.520%, due 08/15/24	6,100,000	5,901,312
Series 2021-A, Class A4, 0.650%, due 07/15/26	7,000,000	6,624,912
Nissan Auto Receivables Owner Trust,
Series 2020-B, Class A4, 0.710%, due 02/16/27	3,305,000	3,155,886

6

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B, 0.770%, due 12/15/25[1]	$7,820,000	$7,592,825
Series 2020-BA, Class C, 1.290%, due 04/15/26[1]	900,000	860,479
Series 2021-AA, Class A4, 0.480%, due 06/15/26[1]	1,290,000	1,215,750
Series 2021-AA, Class B, 0.710%, due 08/17/26[1]	1,250,000	1,153,733
Santander Retail Auto Lease Trust,
Series 2020-B, Class A3, 0.570%, due 04/22/24[1]	1,144,038	1,117,073
Series 2020-B, Class A4, 0.650%, due 12/20/24[1]	5,725,000	5,489,255
Series 2021-A, Class A3, 0.510%, due 07/22/24[1]	5,349,000	5,175,133
Series 2021-B, Class A3, 0.510%, due 08/20/24[1]	3,500,000	3,348,621
Series 2021-B, Class C, 1.100%, due 06/20/25[1]	500,000	465,590
Series 2021-C, Class B, 0.830%, due 03/20/26[1]	10,500,000	9,784,836
Series 2022-A, Class A3, 1.340%, due 07/21/25[1]	2,000,000	1,878,202
Series 2022-B, Class A2, 2.840%, due 05/20/25[1]	2,775,848	2,727,127
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A4, 3.300%, due 02/15/24	735,789	734,416
Toyota Lease Owner Trust,
Series 2021-A, Class A4, 0.500%, due 08/20/25[1]	1,000,000	959,506
Series 2021-B, Class A3, 0.420%, due 10/21/24[1]	5,860,000	5,638,613
Transportation Finance Equipment Trust,
Series 2019-1, Class B, 2.060%, due 05/23/24[1]	2,595,000	2,543,617
Verizon Owner Trust,
Series 2020-C, Class B, 0.670%, due 04/21/25	1,000,000	947,757
Total asset-backed securities (cost—$254,070,693)		249,644,442

Certificates of deposit—7.0%
Barclays Bank PLC
SOFR + 0.620%, 3.650%, due 04/05/23[2]	15,000,000	15,000,000
MUFG Bank Ltd.
0.760%, due 01/17/23	20,000,000	20,000,000
Toronto-Dominion Bank
3.520%, due 03/30/23	15,000,000	15,000,000
Westpac Banking Corp.
SOFR + 0.500%, 3.530%, due 03/24/23[1,2]	20,000,000	20,000,000
Total Certificates of deposit (cost—$70,000,000)		70,000,000

	Face amount	Value
Commercial paper—15.5%
Barclays Bank PLC
0.684%, due 01/03/23[3]	$10,000,000	$9,988,275
0.787%, due 01/03/23[3]	10,000,000	9,986,525
Credit Agricole Corporate & Investment Bank
3.030%, due 11/01/22	20,000,000	20,000,000
DBS Bank Ltd.
3.570%, due 12/16/22	5,800,000	5,774,118
Enel Finance America LLC
2.001%, due 11/01/22[3]	10,000,000	10,000,000
Energy Transfer LP
3.700%, due 11/01/22	40,000,000	40,000,000
GM Financial Co., Inc.
3.550%, due 11/01/22	40,000,000	40,000,000
Mondelez International, Inc.
3.526%, due 11/03/22	10,550,000	10,547,966
VW Credit, Inc.
3.540%, due 11/03/22	10,000,000	9,998,033
Total commercial paper (cost—$156,294,917)		156,294,917

Corporate bonds—49.7%
Auto manufacturers—3.7%
American Honda Finance Corp.
0.875%, due 07/07/23	5,000,000	4,858,050
Toyota Motor Credit Corp., Series B,
SOFR + 0.290%, 3.117%, due 09/13/24[2]	16,000,000	15,807,427
Volkswagen Group of America Finance LLC
SOFR + 0.950%, 3.719%, due 06/07/24[1,2]	5,000,000	4,983,805
4.250%, due 11/13/23[1]	11,897,000	11,753,328

		37,402,610

Banks—33.8%
Bank of America Corp.
SOFR + 1.100%, 4.136%, due 04/25/25[2]	8,000,000	7,972,680
Bank of Montreal
SOFR + 0.265%, 3.140%, due 09/15/23[2]	5,475,000	5,446,757
SOFR + 0.320%, 3.360%, due 07/09/24[2]	2,000,000	1,966,240
Bank of Nova Scotia
0.400%, due 09/15/23	12,000,000	11,514,982
SOFR + 0.445%, 3.479%, due 04/15/24[2]	26,882,000	26,610,116
Banque Federative du Credit Mutuel SA
SOFR + 0.410%, 3.005%, due 02/04/25[1,2]	10,000,000	9,764,454
3.750%, due 07/20/23[1]	1,900,000	1,876,720
BNP Paribas SA
3.250%, due 03/03/23	10,000,000	9,938,674
Canadian Imperial Bank of Commerce
SOFR + 0.400%, 3.262%, due 12/14/23[2]	4,577,000	4,547,204
SOFR + 0.420%, 3.453%, due 10/18/24[2]	15,000,000	14,726,453

7

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Cooperatieve Rabobank UA
3.875%, due 09/26/23[1]	$23,000,000	$22,664,446
Credit Agricole SA
3.750%, due 04/24/23[1]	5,000,000	4,961,685
Credit Suisse AG
1.000%, due 05/05/23	20,000,000	19,392,926
Deutsche Bank AG, Series E,
SOFR + 0.500%, 3.101%, due 11/08/23[2]	12,000,000	11,849,640
Federation des Caisses Desjardins du Quebec
SOFR + 0.430%, 3.124%, due 05/21/24[1,2]	4,307,000	4,243,233
Fifth Third Bancorp
3.650%, due 01/25/24	12,000,000	11,726,560
Fifth Third Bank NA
1.800%, due 01/30/23	1,865,000	1,851,886
Goldman Sachs Group, Inc.
SOFR + 0.490%, 3.517%, due 10/21/24[2]	5,000,000	4,892,475
3.625%, due 01/22/23[4]	10,000,000	9,977,195
ING Groep NV
4.100%, due 10/02/23	12,000,000	11,829,185
JPMorgan Chase & Co.
SOFR + 0.920%, 3.603%, due 02/24/26[2]	10,000,000	9,752,700
Lloyds Banking Group PLC
4.050%, due 08/16/23	15,000,000	14,821,425
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	5,000,000	4,937,903
Mizuho Bank Ltd.
3.500%, due 03/21/23[1]	550,000	546,536
National Bank of Canada
SOFR + 0.490%, 3.091%, due 08/06/24[2]	4,960,000	4,859,311
NatWest Group PLC
3.875%, due 09/12/23	8,000,000	7,875,952
NatWest Markets PLC
SOFR + 0.530%, 3.154%, due 08/12/24[1,2]	7,570,000	7,419,703
Royal Bank of Canada
SOFR + 0.340%, 3.380%, due 10/07/24[2]	20,000,000	19,629,394
Societe Generale SA
4.250%, due 09/14/23[1]	2,000,000	1,969,358
Sumitomo Mitsui Financial Group, Inc.
3.936%, due 10/16/23	19,000,000	18,731,400
Swedbank AB
0.600%, due 09/25/23[1]	11,475,000	10,979,739
Toronto-Dominion Bank
SOFR + 0.350%, 3.166%, due 09/10/24[2]	15,000,000	14,780,205
SOFR + 0.480%, 3.510%, due 01/27/23[2]	9,475,000	9,471,604

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Truist Bank
SOFR + 0.200%, 3.234%, due 01/17/24[2]	$7,000,000	$6,925,064
Westpac Banking Corp.
SOFR + 0.300%, 2.951%, due 11/18/24[2]	10,000,000	9,845,935

		340,299,740

Chemicals—1.0%
DuPont de Nemours, Inc.
4.205%, due 11/15/23	10,000,000	9,890,232

Diversified financial services—2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/23/23	5,000,000	4,974,555
American Express Co.
0.750%, due 11/03/23	5,000,000	4,790,579
3.700%, due 08/03/23	10,000,000	9,895,525
Capital One Financial Corp.
3.900%, due 01/29/24	10,000,000	9,801,303

		29,461,962

Electric—4.3%
Dominion Energy, Inc.
2.450%, due 01/15/23[1]	5,000,000	4,970,952
Eversource Energy, Series T,
SOFR + 0.250%, 2.879%, due 08/15/23[2]	7,000,000	6,961,740
National Rural Utilities Cooperative Finance Corp., Series D,
SOFR + 0.330%, 3.363%, due 10/18/24[2]	15,000,000	14,795,313
Southern Co.
2.950%, due 07/01/23 Series 2021,	10,000,000	9,836,208
SOFR + 0.370%, 2.986%, due 05/10/23[2]	7,000,000	6,969,698

		43,533,911

Gas—0.5%
CenterPoint Energy Resources Corp.
0.700%, due 03/02/23	5,000,000	4,930,607

Insurance—1.0%
Metropolitan Life Global Funding I
SOFR + 0.300%, 3.325%, due 09/27/24[1,2]	10,000,000	9,843,300

Oil & gas services—1.0%
Schlumberger Investment SA
3.650%, due 12/01/23	10,000,000	9,858,400

Pharmaceuticals—1.0%
AbbVie, Inc.
3.750%, due 11/14/23	10,000,000	9,867,474

8

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Corporate bonds— (concluded)
Semiconductors—0.5%
Analog Devices, Inc.
SOFR + 0.250%, 3.281%, due 10/01/24[2]	$5,000,000	$4,920,617
Total corporate bonds (cost—$508,491,320)		500,008,853

Mortgage-backed securities—3.2%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1, 0.990%, due 04/25/53[1,5]	5,121,140	4,773,420
Series 2021-1, Class A1, 0.909%, due 01/25/66[1,5]	4,342,756	3,283,284
Series 2021-4, Class A1, 1.035%, due 01/20/65[1,5]	3,246,706	2,441,279
Series 2021-5, Class A1, 0.951%, due 07/25/66[1,5]	5,704,483	4,289,449
COLT Funding LLC,
Series 2021-3R, Class A1, 1.051%, due 12/25/64[1,5]	2,438,352	1,954,210
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1, 0.857%, due 05/25/65[1,5]	815,600	697,649
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1, 0.715%, due 05/25/65[1,5]	1,090,810	979,917
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1, 1.017%, due 07/25/61[1,5]	2,578,841	2,126,508
MFA Trust,
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,5]	404,178	368,433
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,5]	1,168,032	1,006,833
Series 2021-NQM2, Class A1, 1.029%, due 11/25/64[1,5]	2,280,336	1,717,943

	Face amount	Value
Mortgage-backed securities— (concluded)
Verus Securitization Trust,
Series 2021-1, Class A1, 0.815%, due 01/25/66[1,5]	$2,550,961	$1,975,623
Series 2021-2, Class A1, 1.031%, due 02/25/66[1,5]	983,212	787,811
Series 2021-4, Class A1, 0.938%, due 07/25/66[1,5]	1,361,022	1,043,178
Series 2021-R1, Class A1, 0.820%, due 10/25/63[1,5]	4,216,933	3,816,070
Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,5]	1,589,240	1,442,891
Total mortgage-backed securities (cost—$39,885,626)		32,704,498

	Number of shares
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 3.010%[3] (cost—$3,069,484)	3,069,484	3,069,484
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[3] (cost—$111,998)	111,998	111,998
Total investments (cost—$1,031,924,038)—100.5%		1,011,834,192

Liabilities in excess of other assets—(0.5)%		(5,500,977)
Net assets—100.0%		$1,006,333,215

9

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$249,644,442	$—	$249,644,442
Certificates of deposit	—	70,000,000	—	70,000,000
Commercial paper	—	156,294,917	—	156,294,917
Corporate bonds	—	500,008,853	—	500,008,853
Mortgage-backed securities	—	32,704,498	—	32,704,498
Short-term investments	—	3,069,484	—	3,069,484
Investment of cash collateral from securities loaned	—	111,998	—	111,998
Total	$—	$1,011,834,192	$—	$1,011,834,192

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $307,850,009, represented 30.6% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rates shown reflect yield at October 31, 2022.
[4]	Security, or portion thereof, was on loan at the period end.
[5]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

10

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2022 (unaudited)

Assets:
Investments, at value (cost—$1,031,924,038)[1]	$1,011,834,192
Cash	290,458
Receivable for fund shares sold	583,917
Receivable for interest and dividends	3,229,863
Receivable for foreign tax reclaims	34,222
Other assets	3,448
Total assets	1,015,976,100

Liabilities:
Payable for cash collateral from securities loaned	111,998
Payable for fund shares redeemed	8,815,457
Dividends payable to shareholders	276,002
Payable to affiliate	156,084
Payable to custodian	41,167
Accrued expenses and other liabilities	242,177
Total liabilities	9,642,885
Net assets	$1,006,333,215

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,052,578,875
Distributable earnings (accumulated losses)	(46,245,660)
Net assets	$1,006,333,215

Class A
Net assets	$192,828,271
Shares outstanding	19,753,599
Net asset value and offering price per share	$9.76

Class P
Net assets	$813,428,785
Shares outstanding	83,412,123
Net asset value and offering price per share	$9.75

Class I
Net assets	$76,159
Shares outstanding	7,825
Net asset value and offering price per share	$9.73

[1]	Includes $109,827 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

11

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2022 (unaudited)
Investment income:
Interest	$13,081,082
Securities lending	2,843
Total income	13,083,925
Expenses:
Investment advisory and administration fees	1,911,729
Service fees—Class A	133,664
Transfer agency and related services fees—Class A	21,934
Transfer agency and related services fees—Class P	71,906
Transfer agency and related services fees—Class I	28
Custody and fund accounting fees	31,895
Trustees fees	22,396
Professional services fees	60,000
Printing and shareholder report fees	28,336
Federal and state registration fees	46,500
Insurance expense	14,186
Other expenses	60,746
Total expenses	2,403,320
Fee waivers and/or expense reimbursements by advisor and administrator	(676,562)
Net expenses	1,726,758
Net investment income (loss)	11,357,167
Net realized gain (loss) on investments	(13,200,675)
Net change in unrealized appreciation (depreciation) on investments	(3,881,736)
Net realized and unrealized gain (loss) from investment activities	(17,082,411)
Net increase (decrease) in net assets resulting from operations	$(5,725,244)

See accompanying notes to financial statements.

12

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$11,357,167	$5,107,699
Net realized gain (loss)	(13,200,675)	101,137
Net change in unrealized appreciation (depreciation)	(3,881,736)	(18,665,621)
Net increase (decrease) in net assets resulting from operations	(5,725,244)	(13,456,785)
Total distributions—Class A	(2,250,571)	(884,022)
Total distributions—Class P	(9,099,553)	(4,940,775)
Total distributions—Class I	(3,177)	(379,151)
Total distributions	(11,353,301)	(6,203,948)
From beneficial interest transactions:

Proceeds from shares sold	159,463,628	1,221,467,324
Cost of shares redeemed	(770,945,225)	(2,958,171,252)
Shares issued on reinvestment of dividends and distributions	9,749,391	5,304,679
Net increase (decrease) in net assets from beneficial interest transactions	(601,732,206)	(1,731,399,249)
Net increase (decrease) in net assets	(618,810,751)	(1,751,059,982)
Net assets:

Beginning of period	1,625,143,966	3,376,203,948
End of period	$1,006,333,215	$1,625,143,966

See accompanying notes to financial statements.

13

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,			For the period from May 29, 2018[1] to April 30, 2019
		2022	2021	2020
Net asset value, beginning of period	$9.90	$9.99	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.08	0.01	0.04	0.20	0.23
Net realized and unrealized gain (loss)	(0.13)	(0.08)	0.04	(0.05)	(0.01)[3]
Net increase (decrease) from operations	(0.05)	(0.07)	0.08	0.15	0.22
Dividends from net investment income	(0.09)	(0.02)	(0.04)	(0.20)	(0.22)
Distributions from net realized gains	—	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.09)	(0.02)	(0.04)	(0.20)	(0.22)
Net asset value, end of period	$9.76	$9.90	$9.99	$9.95	$10.00
Total investment return[5]	(0.52)%	(0.75)%	0.82%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.46%[6]	0.44%[7]	0.44%[7]	0.45%[7]	0.47%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.35%[6]	0.35%[7]	0.35%[7]	0.35%[7]	0.31%[6,7]
Net investment income (loss)	1.68%[6]	0.13%	0.41%	2.01%	2.48%[6]
Supplemental data:
Net assets, end of period (000’s)	$192,828	$347,829	$662,131	$1,226,267	$1,193,910
Portfolio turnover	50%	56%	64%	53%	12%

Class P
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,			For the period from May 29, 2018[1] to April 30, 2019
		2022	2021	2020
Net asset value, beginning of period	$9.89	$9.98	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.09	0.02	0.04	0.20	0.24
Net realized and unrealized gain (loss)	(0.14)	(0.08)	0.05	(0.04)	(0.02)[3]
Net increase (decrease) from operations	(0.05)	(0.06)	0.09	0.16	0.22
Dividends from net investment income	(0.09)	(0.03)	(0.05)	(0.21)	(0.23)
Distributions from net realized gains	—	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.09)	(0.03)	(0.05)	(0.21)	(0.23)
Net asset value, end of period	$9.75	$9.89	$9.98	$9.94	$9.99
Total investment return[5]	(0.47)%	(0.65)%	0.92%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.36%[6]	0.34%[7]	0.34%[7]	0.36%[7]	0.39%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.25%[6]	0.25%[7]	0.25%[7]	0.25%[7]	0.21%[6,7]
Net investment income (loss)	1.81%[6]	0.24%	0.38%	2.04%	2.61%[6]
Supplemental data:
Net assets, end of period (000’s)	$813,429	$1,227,504	$2,218,543	$915,463	$358,489
Portfolio turnover	50%	56%	64%	53%	12%

See accompanying notes to financial statements.

14

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Six months ended October 31, 2022 (unaudited)	Years ended April 30,			For the period from May 29, 2018[1] to April 30, 2019
		2022	2021	2020
Net asset value, beginning of period	$9.88	$9.97	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.03	0.02	0.03	0.22	0.22
Net realized and unrealized gain (loss)	(0.09)	(0.08)	0.05	(0.05)	(0.00)[3,4]
Net increase (decrease) from operations	(0.06)	(0.06)	0.08	0.17	0.22
Dividends from net investment income	(0.09)	(0.03)	(0.05)	(0.22)	(0.23)
Distributions from net realized gains	—	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.09)	(0.03)	(0.05)	(0.22)	(0.23)
Net asset value, end of period	$9.73	$9.88	$9.97	$9.94	$9.99
Total investment return[5]	(0.57)%	(0.63)%	0.84%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.34%[6]	0.33%[7]	0.33%[7]	0.35%[7]	0.38%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.23%[6]	0.23%[7]	0.23%[7]	0.23%[7]	0.16%[6,7]
Net investment income (loss)	0.52%[6]	0.23%	0.31%	2.25%	2.42%[6]
Supplemental data:
Net assets, end of period (000’s)	$76	$49,811	$495,530	$421	$675
Portfolio turnover	50%	56%	64%	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]	Amount represents less than $0.005 or $(0.005) per share.
[5]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[6]	Annualized.
[7]	Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

16

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

17

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

18

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and it’s counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by

19

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk .

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

At October 31, 2022, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2022, UBS AM is owed $139,869 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2023. For the period ended October 31, 2022, UBS AM waived $676,562 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2022, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025	Expires April 30, 2026
Class A	$3,006,775	$1,554,459	$864,807	$443,464	$144,045
Class P	4,413,917	613,566	1,733,591	1,534,902	531,858
Class I	321,754	801	188,203	132,091	659

20

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

For the period ended October 31, 2022, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2022, the Fund owed UBS AM (US) $16,215 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2022, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $43,521 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2022, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security types held as non-cash collateral
$109,827	$111,998	$—	$111,998	—

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance

21

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended October 31, 2022, the Fund did not borrow.

Purchases and sales of securities

For the period ended October 31, 2022, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $459,236,793 and $939,662,990, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2022:

			Class A
			Shares	Amount
Shares sold			7,274	$71,375
Shares repurchased			(15,588,486)	(153,519,230)
Dividends reinvested			202,461	1,989,362
Net increase (decrease)			(15,378,751)	$(151,458,493)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	16,204,895	$159,392,253	—	$—
Shares repurchased	(57,690,161)	(567,675,152)	(5,035,510)	(49,750,843)
Dividends reinvested	790,568	7,759,296	75	733
Net increase (decrease)	(40,694,698)	$(400,523,603)	(5,035,435)	$(49,750,110)

For the year ended April 30, 2022:

			Class A
			Shares	Amount
Shares sold			24,786	$246,796
Shares repurchased			(31,224,925)	(311,334,715)
Dividends reinvested			76,595	763,010
Net increase (decrease)			(31,123,544)	$(310,324,909)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	122,533,446	$1,221,220,528	—	$—
Shares repurchased	(221,080,567)	(2,201,394,392)	(44,688,330)	(445,442,145)
Dividends reinvested	423,677	4,216,998	32,617	324,671
Net increase (decrease)	(98,123,444)	$(975,956,866)	(44,655,713)	$(445,117,474)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

22

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

The tax character of distributions paid during the fiscal year ended April 30, 2022 was ordinary income in the amount of $6,203,948.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2022 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized Appreciation (depreciation)
$1,031,924,038	$17,579	$(20,107,425)	$(20,089,846)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2022, the Fund had capital loss carryforwards of $11,343,826 in short-term and $1,552,962 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of October 31, 2022 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax year periods from Inception (May 29, 2018) to April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

23

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), UBS Series Funds (the “Trust”) has adopted a liquidity risk management program (the “program”) with respect to its series, Ultra Short Income Fund (the “Fund”).

UBS Asset Management (Americas) Inc. (“UBS AM”) has been designated by the Trust’s Board to administer the program, and UBS AM has delegated the responsibility to carry out certain functions described in the program to an internal group which is comprised of representatives of various investment and non-investment areas of the firm. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining shareholders’ interests. The program is intended to provide a framework for the assessment, management and periodic review of the Fund’s liquidity risks, taking into consideration, as applicable, the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during both normal and reasonable foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The provisions of the program shall be administered for the Fund in a manner that is appropriately tailored to reflect the Fund’s particular liquidity risks. UBS AM’s process of determining the degree of liquidity of the Fund’s investments is supported by a third-party liquidity assessment vendor. In May 2022, UBS AM provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation (the “report”). The report covered the period from May 2, 2021 through May 1, 2022.

UBS AM’s report concluded that the program was reasonably designed to assess and manage the Fund’s liquidity risk, including during periods of market volatility and net redemptions. UBS AM reported that the program operated adequately and has been implemented effectively to assess and manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to the Fund’s prospectuses for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

24

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Trust (“Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver

25

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2023 (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee and total expenses were below, and Actual Management Fee was above, the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one- and three-year and since inception periods ended April 30, 2022. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for the one-year period and below the median for the three-year and since inception periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.)

Management discussed the reasons for underperformance, including the timing of cash flows and the interest rate environment at the time of reinvestment of increased cash flows. Based on its review, the board concluded that the Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many

26

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material economies of scale, and whether there is potential for realization of any further material economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

27

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1698

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2022

Limited Purpose Cash Investment Fund

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six months ended October 31, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25% during the reporting period. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the remainder of the Fund’s current fiscal year. As a result, the yields on a number of short-term investments moved higher—as did the Fund’s yields—during the reporting period.

The seven-day current yield for the Fund as of October 31, 2022 was 2.91%, versus 0.33% on April 30, 2022 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages, rising interest rates and the repercussions from the war in Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q.	How did the Fed react to the economic environment?
A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022—after the reporting period ended—the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s WAM was 38 days when the reporting period began. At period end on October 31, 2022, it was 13 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government securities and agency securities with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we modestly increased the Fund’s exposures to repurchase agreements and US government agency obligations. In contrast, we slightly reduced the Fund’s exposure to direct US Treasury obligations.

1

Limited Purpose Cash Investment Fund

(Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We expect the Fed to continue tightening monetary policy as it seeks to lower inflation. At the same time, several economic indicators point to slowing growth, and it’s unclear whether the central bank can maneuver a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

Limited Purpose Cash Investment Fund

Executive Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2022	Ending account value October 31, 2022[1]	Expenses paid during period 05/01/22 to 10/31/22[2]	Expense ratio during the period

Limited Purpose Cash Investment Fund
Actual	$1,000.00	$1,008.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

3

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2022 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	2.91%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	2.96
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	2.85
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	2.89
Weighted average maturity[2]	13 days

Portfolio composition[3]
U.S. Treasury obligations	51.6%
Repurchase agreements	38.8
U.S. government agency obligations	9.8
Liabilities in excess of other assets	(0.2)
Total	100.0%

You could lose money by investing in the Fund. Because the price of shares of the Fund will fluctuate, when you sell your shares in the Fund, your shares may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

4

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—9.8%
Federal Home Loan Bank Discount Notes 3.000%, due 11/07/22[1]	$25,000,000	$24,984,866
3.050%, due 11/16/22[1]	100,000,000	99,848,731
3.055%, due 11/22/22[1]	55,000,000	54,883,559
3.080%, due 11/17/22[1]	10,951,000	10,933,331
3.160%, due 11/29/22[1]	24,214,000	24,145,672
3.180%, due 11/25/22[1]	70,000,000	69,830,656
3.250%, due 12/02/22[1]	55,000,000	54,818,646
3.350%, due 12/13/22[1]	100,000,000	99,553,525
3.690%, due 12/23/22[1]	55,000,000	54,696,134
Total U.S. government agency obligations (cost—$493,866,592)		493,695,120

U.S. Treasury obligations—51.6%
U.S. Treasury Bills 1.411%, due 11/10/22[2]	52,000,000	51,966,597
1.450%, due 11/03/22[2]	53,000,000	52,993,721
1.522%, due 11/17/22[2]	54,000,000	53,931,816
1.563%, due 11/25/22[2]	59,000,000	58,870,913
1.615%, due 12/01/22[2]	57,000,000	56,837,629
2.541%, due 11/03/22[2]	49,000,000	48,994,195
2.633%, due 11/10/22[2]	70,000,000	69,955,034
2.659%, due 11/17/22[2]	32,000,000	31,959,595
2.686%, due 11/01/22[2]	100,000,000	100,000,000
2.743%, due 11/01/22[2]	60,000,000	60,000,000
2.778%, due 11/15/22[2]	30,000,000	29,965,000
2.798%, due 11/25/22[2]	50,000,000	49,890,604
2.855%, due 11/10/22[2]	150,000,000	149,903,644
2.869%, due 11/17/22[2]	60,000,000	59,924,240
2.870%, due 11/15/22[2]	55,000,000	54,935,833
2.929%, due 11/08/22[2]	100,000,000	99,946,418
2.941%, due 12/01/22[2]	52,000,000	51,851,872
2.943%, due 11/15/22[2]	95,000,000	94,889,166
2.952%, due 11/08/22[2]	220,000,000	219,882,120
2.958%, due 12/20/22[2]	49,000,000	48,754,231
2.982%, due 11/22/22[2]	60,000,000	59,884,898
3.014%, due 11/22/22[2]	45,000,000	44,913,674
3.029%, due 12/08/22[2]	50,000,000	49,823,543
3.041%, due 12/27/22[2]	50,000,000	49,703,084
3.046%, due 11/22/22[2]	57,000,000	56,890,653
3.101%, due 11/22/22[2]	65,000,000	64,875,307
3.115%, due 11/29/22[2]	115,000,000	114,680,236
3.154%, due 11/15/22[2]	285,000,000	284,667,499
3.157%, due 11/22/22[2]	155,000,000	154,702,654
3.366%, due 11/29/22[2]	240,000,000	239,332,666
3.397%, due 11/29/22[2]	50,000,000	49,860,972
Total U.S. Treasury obligations (cost—$2,615,324,511)		2,614,787,814

	Face amount	Value
Repurchase agreements—38.8%
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by $62,731,600 U.S. Treasury Notes, 3.125% due 08/31/27; (value—$60,180,048); proceeds: $59,004,917	$59,000,000	$59,000,000
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $44,090,300 U.S. Treasury Bills, zero coupon due 01/26/23 and $208,175,800 U.S. Treasury Notes, 0.250% to 2.500% due 05/15/24; (value—$242,760,036); proceeds: $238,019,899	238,000,000	238,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $1,693,471,500 U.S. Treasury Notes, 0.250% to 2.500% due 08/15/23 to 08/15/29; (value—$1,670,141,554); proceeds: $1,670,141,486	1,670,000,000	1,670,000,000
Total repurchase agreements (cost—$1,967,000,000)		1,967,000,000
Total investments (cost—$5,076,191,103 which approximates cost for federal income tax purposes)—100.2%		5,075,482,934

Liabilities in excess of other assets—(0.2)%		(11,557,809)
Net assets—100.0%		$5,063,925,125

5

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$493,695,120	$—	$493,695,120
U.S. Treasury obligations	—	2,614,787,814	—	2,614,787,814
Repurchase agreements	—	1,967,000,000	—	1,967,000,000
Total	$—	$5,075,482,934	$—	$5,075,482,934

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Rates shown reflect yield at October 31, 2022.

See accompanying notes to financial statements.

6

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2022 (unaudited)

Assets:
Investments, at value (cost—$3,109,191,103)	$3,108,482,934
Repurchase agreements, at value (cost —$1,967,000,000)	1,967,000,000
Total investments in securities, at value (cost—$5,076,191,103)	5,075,482,934
Cash	1,254,335
Receivable for interest and dividends	166,302
Total assets	5,076,903,571

Liabilities:
Dividends payable to shareholders	12,775,722
Payable to affiliate	202,724
Total liabilities	12,978,446
Net assets	$5,063,925,125

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$5,064,848,808
Distributable earnings (accumulated losses)	(923,683)
Net assets	$5,063,925,125
Shares outstanding	5,066,711,217
Net asset value per share	$0.9995

See accompanying notes to financial statements.

7

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2022 (unaudited)
Investment income:
Interest	$44,899,619
Expenses:
Investment management and administration fees	3,104,681
Trustees fees	37,040
Total expenses	3,141,721
Fee waivers and/or expense reimbursements by investment manager and administrator	(1,570,860)
Net expenses	1,570,861
Net investment income (loss)	43,328,758
Net realized gain (loss)	(204,501)
Net change in unrealized appreciation (depreciation)	(20,158)
Net realized and unrealized gain (loss)	(224,659)
Net increase (decrease) in net assets resulting from operations	$43,104,099

See accompanying notes to financial statements.

8

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$43,328,758	$2,114,042

Net realized gain (loss)	(204,501)	(10,705)
Net change in unrealized appreciation (depreciation)	(20,158)	(788,690)
Net increase (decrease) in net assets resulting from operations	43,104,099	1,314,647
Total distributions	(43,328,758)	(2,123,397)
Net increase (decrease) in net assets from beneficial interest transactions	(185,802,334)	2,034,212,012
Net increase (decrease) in net assets	(186,026,993)	2,033,403,262
Net assets:

Beginning of period	5,249,952,118	3,216,548,856

End of period	$5,063,925,125	$5,249,952,118

See accompanying notes to financial statements.

9

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$0.9995	$0.9997	$1.0008	$0.9999	$0.9998	$1.0000
Net investment income (loss)	0.0083	0.0004	0.0014	0.0179	0.0209	0.0109
Net realized and unrealized gain (loss)	(0.0000)[1]	(0.0002)	(0.0010)	0.0009	0.0001	(0.0002)
Net increase (decrease) from operations	0.0083	0.0002	0.0004	0.0188	0.0210	0.0107
Dividends from net investment income	(0.0083)	(0.0004)	(0.0014)	(0.0179)	(0.0209)	(0.0109)
Distributions from net realized gains	—	(0.0000)[1]	(0.0001)	—	—	—
Total dividends, distributions and return of capital	(0.0083)	(0.0004)	(0.0015)	(0.0179)	(0.0209)	(0.0109)
Net asset value, end of period	$0.9995	$0.9995	$0.9997	$1.0008	$0.9999	$0.9998
Total investment return[2]	0.82%	0.02%	0.04%	1.89%	2.12%	1.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%[3]	0.04%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	1.65%[3]	0.04%	0.13%	1.84%	2.04%	1.13%
Supplemental data:
Net assets, end of period (000’s)	$5,063,925	$5,249,952	$3,216,549	$3,309,628	$3,929,522	$7,090,380

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

10

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

11

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Fund’s Board of Trustees (the “Board”) is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2022, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction

12

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2022, UBS AM is owed $469,903 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2023, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2022, UBS AM waived $1,570,860 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2022, UBS AM owed the Fund $267,179 in fee waivers. The amount owed by or (owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2022, the Fund did not incur this additional waiver. There is no guarantee that this additional voluntary amount will continue to be waived/reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually

13

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At October 31, 2022, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2022		For the year ended April 30, 2022
	Shares	Amount	Shares	Amount
Shares sold	10,808,458,955	$10,801,247,247	21,314,109,830	$21,304,702,752
Shares repurchased	(11,012,860,324)	(11,005,378,830)	(19,279,580,711)	(19,271,069,466)
Dividends reinvested	18,341,310	18,329,249	578,995	578,726
Net increase (decrease)	(186,060,059)	$(185,802,334)	2,035,108,114	$2,034,212,012

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal period ended April 30, 2022 was ordinary income in the amount of $2,123,397.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$30,447
Gross unrealized depreciation	(738,616)
Net unrealized appreciation (depreciation)	(708,169)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30,2023.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http:// www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of

16

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three- and five-year and since inception periods ended April 30, 2022. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was at the Performance Universe median for the one- and five-year periods, reasonably close to the median for the three-year period and at the median since inception. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized material economies of scale as the Fund’s assets grew, whether the Fund has appropriately

17

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

benefited from any material economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether material economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2022

UBS RMA Government Money Market Fund

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund for the six months ended October 31, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25% during the six-month reporting period. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the remainder of the Fund’s current fiscal year. As a result, the yields on a number of short-term investments moved higher—as did the Fund’s yields—during the reporting period.

The seven-day current yield for the Fund as of October 31, 2022 was 2.54%, versus 0.01% on April 30, 2022. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages, rising interest rates and the repercussions from the war in Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q.	How did the US Federal Reserve (the “Fed”) react to the economic environment?
A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the Fed funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022, after the reporting period ended, the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 22 days when the reporting period began. At period end on October 31, 2022, it was three days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

1

UBS RMA Government Money Market Fund

Q.	What types of securities did the Government Master Fund emphasize?
A.

Over the review period, we significantly increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and direct US government agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We expect the Fed to continue tightening monetary policy as it seeks to lower inflation. At the same time, several economic indicators point to slowing growth, and it’s unclear whether the central bank can maneuver a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2022	Ending account value October 31, 2022[2]	Expenses paid during period 05/01/22 to 10/31/22[3]	Expense ratio during the period

Actual	$1,000.00	$1,006.40	$2.67	0.53%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.53	2.70	0.53

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2022 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.54%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.57
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.46
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.49
Weighted average maturity[2]	3 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2022 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$776,965,644, which approximates cost for federal income tax purposes)	$776,965,644
Other assets	98,858
Total assets	777,064,502

Liabilities:
Dividends payable to shareholders	1,657,510
Payable to affiliate	226,311
Accrued expenses and other liabilities	272,466
Total liabilities	2,156,287

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 774,944,966 outstanding	$774,944,966
Distributable earnings (accumulated losses)	(36,751)
Net assets	$774,908,215
Net asset value per share	$1.00

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

5

UBS RMA Government Money Market Fund

Statement of operations

For the six months ended October 31, 2022 (unaudited)
Investment income:
Interest income allocated from Master Fund	$7,861,880
Expenses allocated from Master Fund	(439,034)
Expense waiver allocated from Master Fund	403,684
Net investment income allocated from Master Fund	7,826,530
Expenses:
Administration fees	437,375
Service fees	1,096,353
Transfer agency and related services fees	574,004
Accounting fees	4,146
Trustees’ fees	11,176
Professional fees	36,402
Reports and notices to shareholders	47,817
State registration fees	103,624
Insurance fees	7,936
Other expenses	7,945
Total expenses	2,326,778
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(30,958)
Net expenses	2,295,820
Net investment income (loss)	5,530,710
Net increase (decrease) in net assets resulting from operations	$5,530,710

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$5,530,710	$106,152
Net realized gain (loss) allocated from Master Fund	—	1,336
Net increase (decrease) in net assets resulting from operations	5,530,710	107,488
Total distributions	(5,530,710)	(115,593)
Net increase (decrease) in net assets from beneficial interest transactions	(268,682,904)	(238,177,097)
Net increase (decrease) in net assets	(268,682,904)	(238,185,202)
Net assets:

Beginning of period	1,043,591,119	1,281,776,321
End of period	$774,908,215	$1,043,591,119

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.007	0.000 [1]	0.000 [1]	0.013	0.017	0.007
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.007	0.000 [1]	0.000 [1]	0.013	0.017	0.007
Dividends from net investment income	(0.007)	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)	(0.007)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends, distributions and return of capital	(0.007)	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)	(0.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.64%	0.01%	0.02%	1.30%	1.70%	0.69%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.63%[4]	0.58%	0.59%	0.51%	0.49%	0.49%
Expenses after fee waivers and/or expense reimbursements[3]	0.53%[4]	0.08%	0.16%	0.50%	0.49%	0.49%
Net investment income (loss)[3]	1.26%[4]	0.01%	0.01%	1.65%	1.68%	0.67%
Supplemental data:
Net assets, end of period (000’s)	$774,908	$1,043,591	$1,281,776	$694,940	$4,909,374	$5,762,262

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (8.94% at October 31, 2022).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/

9

UBS RMA Government Money Market Fund

Notes to financial statements

distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s Board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2022, the Fund owed UBS AM $64,197 for administrative services.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At October 31, 2022, the Fund owed UBS AM—US $162,114 for shareholder servicing fees.

In addition, UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2022, UBS AM and UBS AM—US voluntarily waived fees and/or reimbursed expenses of $30,958 which is not subject to future recoupment.

10

UBS RMA Government Money Market Fund

Notes to financial statements

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the six months ended October 31, 2022, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $296,893.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	11,903,512,576	23,313,017,705
Shares repurchased	(12,175,667,071)	(23,551,309,942)
Dividends reinvested	3,471,591	115,140
Net increase (decrease) in shares outstanding	(268,682,904)	(238,177,097)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2022 were as follows:

Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$115,396	$197	$115,593

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2023.
ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

11

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

12

Master Trust

Semiannual Report  |  October 31, 2022

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5%

hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2022	Ending account value October 31, 2022	Expenses paid during period 05/01/22 to 10/31/22[1]	Expense ratio during the period

Actual	$1,000.00	$1,009.30	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.15	0.05	0.01

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

14

Government Master Fund

Portfolio characteristics at a glance—October 31, 2022 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	78.1%
U.S. government agency obligations	16.2
U.S. Treasury obligations	5.6
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

15

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—16.2%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.013%, 3.063%, due 11/01/22[1]	$62,000,000	$62,000,000
SOFR + 0.025%, 3.075%, due 11/01/22[1]	232,000,000	231,988,888
SOFR + 0.030%, 3.080%, due 11/01/22[1]	63,000,000	63,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	52,000,000	52,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	40,000,000	40,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	30,000,000	30,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	5,500,000	5,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.070%, 3.120%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.090%, 3.140%, due 11/01/22[1]	22,000,000	22,000,000
SOFR + 0.100%, 3.150%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.105%, 3.155%, due 11/01/22[1]	19,500,000	19,500,000
Federal Home Loan Bank Discount Notes 2.750%, due 12/15/22[2]	25,000,000	24,915,972
3.720%, due 12/23/22[2]	50,000,000	49,731,334
4.050%, due 01/27/23[2]	30,000,000	29,706,375
4.400%, due 04/26/23[2]	8,000,000	7,827,911
Federal Home Loan Banks 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.030%, 3.080%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	149,000,000	149,000,000
SOFR + 0.045%, 3.095%, due 11/01/22[1]	116,000,000	116,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	71,000,000	71,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	84,500,000	84,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.700%, 3.120%, due 11/01/22[1]	82,000,000	82,000,000
Total U.S. government agency obligations (cost—$1,404,670,480)		1,404,670,480

U.S. Treasury obligations—5.6%
U.S. Treasury Bills 1.450%, due 11/03/22[3]	43,000,000	42,996,608
2.941%, due 12/01/22[3]	59,000,000	58,858,400
3.029%, due 12/08/22[3]	64,000,000	63,804,969

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[1]	$226,000,000	$225,876,691
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[1]	100,000,000	100,007,740
Total U.S. Treasury obligations (cost—$491,544,408)		491,544,408

Repurchase agreements—78.1%
Repurchase agreement dated 10/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.040% due 11/01/22, collateralized by $10,450,980 Federal Home Loan Mortgage Corp. obligations, 2.968% to 5.000% due 09/15/44 to 10/01/52, $31,210,411 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/25 to 10/25/52 and $86,770,556 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/42 to 06/16/61; (value—$71,400,000); proceeds: $70,005,911	70,000,000	70,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.190% due 01/30/23, collateralized by $454,997,498 Federal Home Loan Mortgage Corp. obligations, 0.100% to 11.100% due 03/25/29 to 03/25/54, $336,878,002 Federal National Mortgage Association obligations, 0.253% to 5.000% due 04/25/36 to 08/25/52 and $1,555,395,980 Government National Mortgage Association obligations, zero coupon to 5.000% due 02/20/34 to 03/16/64; (value—$103,000,001); proceeds: $100,248,111[4]	100,000,000	100,000,000
Repurchase agreement dated 10/31/22 with Toronto-Dominion Bank, 3.050% due 11/01/22, collateralized by $119,600,000 Federal Home Loan Mortgage Corp. obligations, 3.762% to 4.350% due 07/15/36 to 03/15/45 and $533,950,865 Federal National Mortgage Association obligations, 1.500% to 5.500% due 04/25/23 to 02/25/51; (value—$102,000,000); proceeds: $100,008,472	100,000,000	100,000,000
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.060% due 12/05/22, collateralized by $17,604,808 Federal National Mortgage Association obligations, 3.000% to 3.500% due 01/25/43 to 06/25/48 and $103,114,609 Government National Mortgage Association obligations, 2.000% to 5.000% due 03/20/41 to 10/20/52; (value—$102,000,000); proceeds: $101,819,000[4]	100,000,000	100,000,000

16

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, 3.060% due 11/07/22, collateralized by $282,219,454 Federal National Mortgage Association obligations, 2.000% to 6.000% due 08/01/36 to 09/01/52; (value—$204,000,001); proceeds: $200,476,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.060% due 11/01/22, collateralized by $1,890,001,757 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.997% due 05/25/23 to 03/25/58, $1,558,033,365 Federal National Mortgage Association obligations, zero coupon to 5.000% due 08/25/24 to 01/25/52 and $2,297,529,578 Government National Mortgage Association obligations, zero coupon to 5.500% due 07/20/39 to 03/16/64; (value—$515,000,001); proceeds: $500,042,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.050% due 11/01/22, collateralized by $503,178,015 Federal Home Loan Mortgage Corp. obligations, 3.500% to 6.500% due 01/01/28 to 10/01/52, $1,554,162,388 Federal National Mortgage Association obligations, 1.500% to 7.500% due 07/01/28 to 03/01/61 and $75,335,770 Government National Mortgage Association obligations, 2.500% to 5.500% due 11/20/35 to 09/20/62; (value—$969,000,001); proceeds: $950,080,486	950,000,000	950,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $1,063,905,500 U.S. Treasury Bill, zero coupon due 01/26/23; (value—$1,053,660,090); proceeds: $1,033,086,370	$1,033,000,000	$1,033,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by 4,058,989,300 U.S. Treasury Notes, 1.625% to 2.250% due 08/15/27 to 08/15/29; (value—$3,730,316,043); proceeds: $3,730,316,014	3,730,000,000	3,730,000,000
Total repurchase agreements (cost—$6,783,000,000)		6,783,000,000
Total investments (cost—$8,679,214,888 which approximates cost for federal income tax purposes)—99.9%		8,679,214,888

Other assets in excess of liabilities—0.1%		7,542,039
Net assets—100.0%		$8,686,756,927

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,404,670,480	$—	$1,404,670,480
U.S. Treasury obligations	—	491,544,408	—	491,544,408
Repurchase agreements	—	6,783,000,000	—	6,783,000,000
Total	$—	$8,679,214,888	$—	$8,679,214,888

At October 31, 2022, there were no transfers in or out of Level 3.

17

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

18

Government Master Trust

Statement of assets and liabilities

October 31, 2022 (unaudited)

Assets:
Investments, at value (cost—$1,896,214,888)	$1,896,214,888
Repurchase agreements (cost—$6,783,000,000)	6,783,000,000
Total investments in securities, at value (cost—$8,679,214,888)	8,679,214,888
Cash	2,128,758
Receivable for interest	5,532,782
Total assets	8,686,876,428

Liabilities:
Payable to affiliate	119,501
Total liabilities	119,501
Net assets, at value	$8,686,756,927

See accompanying notes to financial statements.

19

Government Master Trust

Statement of operations

For the six months ended October 31, 2022 (unaudited)
Investment income:
Interest	$62,069,861
Expenses:
Investment advisory and administration fees	3,013,535
Total expenses	3,013,535
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(2,745,980)
Net expenses	267,555
Net investment income (loss)	61,802,306
Net increase (decrease) in net assets resulting from operations	$61,802,306

See accompanying notes to financial statements.

20

Government Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$61,802,306	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	61,802,306	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	4,327,276,993	(4,526,632,556)
Net increase (decrease) in net assets	4,389,079,299	(4,525,015,228)
Net assets:

Beginning of period	4,297,677,628	8,822,692,856
End of period	$8,686,756,927	$4,297,677,628

See accompanying notes to financial statements.

21

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.01%[1]	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.05%[1]	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[2]	0.93%	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of period (000’s)	$8,686,757	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

22

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of the Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of the Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to the Master Fund according to the investor’s ownership percentage of the Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of the Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness

23

Government Master Fund

Notes to financial statements

of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is

24

Government Master Fund

Notes to financial statements

accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

25

Government Master Fund

Notes to financial statements

At October 31, 2022, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$119,501

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2022, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

For the period May 9, 2022 to October 31, 2022, UBS AM voluntarily waived 0.10% of its management fee in order to voluntarily reduce the Fund’s expenses by 0.10%. For the period ended October 31, 2022, UBS AM voluntarily waived $2,745,980 for the Fund, and such amount is not subject to future recoupment.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2022, the Fund did not incur this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$18,529,031,580	$118,340,152,475
Withdrawals	(14,201,754,587)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$4,327,276,993	$(4,526,632,556)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Website at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interest holders (and investors in the related feeder fund) on UBS’s Website at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on the Fund’s Website: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

27

Government Master Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, the Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears the Master Fund’s expenses in proportion to its investment in the Master Fund. Therefore, in making its determination regarding the Master Fund’s fees, the board assessed (i) the

28

Government Master Fund

Board approval of management contract (unaudited)

Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund and Select Government Investor Feeder Fund through August 31, 2023. The board also noted that management would pass through to the benefit of the Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size; with respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund’s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

In light of the foregoing, the board determined that the management fees for the Master Fund continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Fund performance—In considering the Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2022 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2022. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with the Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

29

Government Master Fund

Board approval of management contract (unaudited)

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exception being the three-year period for RMA Government Money Market Feeder Fund, which was only slightly below such median.

Based on its review, the board concluded that the Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Fund and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Fund’s assets grew, whether the Master Fund had appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Fund. The board considered whether economies of scale in the provision of services to the Master Fund were being passed along to the Feeder Funds’ shareholders.

The board noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

30

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1661

UBS Investor Funds

Semiannual Report  |  October 31, 2022

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select ESG Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the six months ended October 31, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25% during the six-month reporting period. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the remainder of the Funds’ current fiscal year. As a result, the yields on a number of short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 2.98% on October 31, 2022, versus 0.05% on April 30, 2022.

•	UBS Select ESG Prime Investor Fund: 2.81% on October 31, 2022, versus 0.13% on April 30, 2022.

•	UBS Select Government Investor Fund: 2.82% on October 31, 2022, versus 0.01% on April 30, 2022.

•	UBS Select Treasury Investor Fund: 2.78% on October 31, 2022, versus 0.01% on April 30, 2022.

•	UBS Prime Investor Fund: 2.94% on October 31, 2022, versus 0.05% on April 30, 2022.

•	UBS Tax-Free Investor Fund: 1.57% on October 31, 2022, versus 0.01% on April 30, 2022.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7–9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages,

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Investor Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio manager:

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

UBS Investor Funds

rising interest rates and the repercussions from the war in Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q. How did the US Federal Reserve (the “Fed”) react to the economic environment?

A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022—after the reporting period ended—the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on October 31, 2022, the Master Fund’s WAM was five days.

At the security level, we increased the Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocations to commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Investor Fund invests was 17 days when the reporting period began. At period-end on October 31, 2022 it was seven days. At the security level, we modestly increased the Master Fund’s exposure to certificates of deposit and commercial paper. In contrast, we slightly decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 22 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2022, it was three days. At the security level, we significantly increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and US government agency obligations.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 23 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was five days. At the security level, we meaningfully increased the Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

UBS Investor Funds

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 22 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was six days. Over the review period, we modestly increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. Conversely, we slightly decreased its exposures to commercial paper and time deposits.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was 6 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was five days. Over the review period, we increased the Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

We thank you for your continued support and welcome any comments or questions you may have. As previously communicated to shareholders, the UBS Investor Series of Funds are scheduled to be merged into a related set of money market funds in January 2023 and to cease operations. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

UBS Investor Funds

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value October 31, 2022[2]	Expenses paid during period 05/01/22 to 10/31/22[3]	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,008.70	$1.71	0.34%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.49	1.73	0.34

UBS Select ESG Prime Investor Fund
Actual	$1,000.00	$1,008.20	$2.01	0.40%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.19	2.04	0.40

UBS Select Government Investor Fund
Actual	$1,000.00	$1,007.80	$1.36	0.27%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.84	1.38	0.27

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,007.50	$1.71	0.34%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.49	1.73	0.34

UBS Prime Investor Fund
Actual	$1,000.00	$1,008.50	$1.71	0.34%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.49	1.73	0.34

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,003.90	$2.26	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day

[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.98%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	3.02
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.68
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.72
Weighted average maturity[2]	5 days

Table footnotes are on page 9

UBS Select ESG Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.81%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.85
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(3.19)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(3.15)
Weighted average maturity[2]	7 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, your shares of UBS Select Prime Investor and UBS Select ESG Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s and UBS Select ESG Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited) (continued)

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.82%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.86
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.44
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.48
Weighted average maturity[2]	3 days

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.78%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.82
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.48
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.52
Weighted average maturity[2]	5 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.94%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.98
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.64
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.68
Weighted average maturity[2]	6 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.57%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.59
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.09
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.10
Weighted average maturity[2]	5 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

UBS Investor Funds

Statement of assets and liabilities

October 31, 2022 (unaudited)

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund	UBS Select Government Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$558,937,715	$3,502,061	$200,044,052

Investments in Master Fund, at value	559,130,939	3,505,554	200,044,052
Receivable from affiliate	—	24,147	—
Other assets	21,109	9,211	16,725
Total assets	559,152,048	3,538,912	200,060,777

Liabilities:
Dividends payable to shareholders	1,401,641	8,234	481,803
Payable to affiliate	69,251	—	26,943
Accrued expenses and other liabilities	95,870	25,579	41,944
Total liabilities	1,566,762	33,813	550,690
Net assets	$557,585,286	$3,505,099	$199,510,087
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$557,391,783	$3,511,968	$199,519,801
Distributable earnings (accumulated losses)	193,503	(6,869)	(9,714)
Net assets	$557,585,286	$3,505,099	$199,510,087
Shares outstanding	557,555,902	3,507,479	199,519,801
Net asset value per share	$1.0001	$0.9993	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Statement of assets and liabilities

October 31, 2022 (unaudited)

	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$414,890,267	$353,588,141	$37,153,642

Investments in Master Fund, at value	414,890,267	353,588,141	37,153,642
Receivable from affiliate	—	—	140
Other assets	21,217	20,120	16,973
Total assets	414,911,484	353,608,261	37,170,755

Liabilities:
Dividends payable to shareholders	959,607	878,368	57,715
Payable to affiliate	51,493	43,660	—
Accrued expenses and other liabilities	68,372	65,330	30,792
Total liabilities	1,079,472	987,358	88,507
Net assets	$413,832,012	$352,620,903	$37,082,248
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$413,833,123	$352,620,886	$37,082,244
Distributable earnings (accumulated losses)	(1,111)	17	4
Net assets	$413,832,012	$352,620,903	$37,082,248
Shares outstanding	413,833,123	352,620,886	37,082,244
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund	UBS Select Government Investor Fund
Investment income:
Interest income allocated from Master Fund	$6,963,730	$46,152	$2,158,189
Expenses allocated from Master Fund	(356,865)	(2,409)	(126,036)
Expense waiver allocated from Master Fund	—	1,207	115,543
Net investment income allocated from Master Fund	6,606,865	44,950	2,147,696
Expenses:
Administration fees	356,395	2,411	125,899
Service and distribution fees	1,247,750	8,437	392,760
Transfer agency fees	64,163	327	17,939
Accounting fees	4,145	4,145	4,146
Trustees fees	11,133	7,812	9,010
Professional fees	31,616	34,341	31,344
Reports and notices to shareholders	24,238	4,968	7,622
State registration fees	16,404	11,994	17,907
Insurance fees	6,724	39	2,557
Other expenses	19,092	14,282	12,952
	1,781,660	88,756	622,136
Fee waivers and/or expense reimbursements by administrator and distributor	(943,471)	(80,314)	(294,696)
Net expenses	838,189	8,442	327,440
Net investment income (loss)	5,768,676	36,508	1,820,256
Net realized gain (loss) allocated from Master Fund	411	3	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	118,276	121	—
Net increase (decrease) in net assets resulting from operations	$5,887,363	$36,632	$1,820,256

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund
Investment income:
Interest income allocated from Master Fund	$5,018,891	$4,246,777	$278,439
Expenses allocated from Master Fund	(295,315)	(217,555)	(23,800)
Expense waiver allocated from Master Fund	—	—	—
Net investment income allocated from Master Fund	4,723,576	4,029,222	254,639
Expenses:
Administration fees	294,983	217,243	23,774
Service and distribution fees	1,032,682	760,660	83,232
Transfer agency fees	43,781	41,295	3,602
Accounting fees	4,146	4,146	4,145
Trustees fees	10,838	9,893	8,048
Professional fees	31,295	31,423	30,709
Reports and notices to shareholders	14,843	18,095	942
State registration fees	16,140	15,198	12,793
Insurance fees	6,146	4,320	522
Other expenses	16,739	8,284	4,953
	1,471,593	1,110,557	172,720
Fee waivers and/or expense reimbursements by administrator and distributor	(767,442)	(579,065)	(89,803)
Net expenses	704,151	531,492	82,917
Net investment income (loss)	4,019,425	3,497,730	171,722
Net realized gain (loss) allocated from Master Fund	(794)	—	(3)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	—	—	—
Net increase (decrease) in net assets resulting from operations	$4,018,631	$3,497,730	$171,719

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$5,768,676	$132,237
Net realized gain (loss) allocated from Master Fund	411	5,373
Net change in unrealized appreciation (depreciation) allocated from Master Fund	118,276	(424,561)
Net increase (decrease) in net assets resulting from operations	5,887,363	(286,951)
Total distributions	(5,768,809)	(136,991)
Net increase (decrease) in net assets from beneficial interest transactions	(297,888,909)	(696,191,450)
Net increase (decrease) in net assets	(297,770,355)	(696,615,392)
Net assets:

Beginning of period	855,355,641	1,551,971,033
End of period	$557,585,286	$855,355,641

	UBS Select ESG Prime Investor Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$36,508	$830
Net realized gain (loss) allocated from Master Fund	3	(66)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	121	(1,873)
Net increase (decrease) in net assets resulting from operations	36,632	(1,109)
Total distributions	(36,508)	(830)
Net increase (decrease) in net assets from beneficial interest transactions	(658,545)	(3,603,281)
Net increase (decrease) in net assets	(658,421)	(3,605,220)
Net assets:

Beginning of period	4,163,520	7,768,740
End of period	$3,505,099	$4,163,520

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$1,820,256	$42,688
Net realized gain (loss) allocated from Master Fund	—	483
Net increase (decrease) in net assets resulting from operations	1,820,256	43,171
Total distributions	(1,820,256)	(53,731)
Net increase (decrease) in net assets from beneficial interest transactions	(126,195,628)	(201,150,574)
Net increase (decrease) in net assets	(126,195,628)	(201,161,134)
Net assets:

Beginning of period	325,705,715	526,866,849
End of period	$199,510,087	$325,705,715

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$4,019,425	$106,789
Net realized gain (loss) allocated from Master Fund	(794)	153
Net increase (decrease) in net assets resulting from operations	4,018,631	106,942
Total distributions	(4,019,425)	(107,259)
Net increase (decrease) in net assets from beneficial interest transactions	(425,218,486)	(456,757,947)
Net increase (decrease) in net assets	(425,219,280)	(456,758,264)
Net assets:

Beginning of period	839,051,292	1,295,809,556
End of period	$413,832,012	$839,051,292

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$3,497,730	$80,618
Net increase (decrease) in net assets resulting from operations	3,497,730	80,618
Total distributions	(3,497,730)	(84,289)
Net increase (decrease) in net assets from beneficial interest transactions	(176,359,108)	(476,763,641)
Net increase (decrease) in net assets	(176,359,108)	(476,767,312)
Net assets:

Beginning of period	528,980,011	1,005,747,323
End of period	$352,620,903	$528,980,011

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$171,722	$8,857
Net realized gain (loss) allocated from Master Fund	(3)	7
Net increase (decrease) in net assets resulting from operations	171,719	8,864
Total distributions	(171,722)	(8,857)
Net increase (decrease) in net assets from beneficial interest transactions	(24,230,025)	(43,142,980)
Net increase (decrease) in net assets	(24,230,028)	(43,142,973)
Net assets:

Beginning of period	61,312,276	104,455,249
End of period	$37,082,248	$61,312,276

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$0.9999	$1.0003	$1.0005	$1.0002	$1.0001	$1.0002
Net investment income (loss)	0.0086	0.0001	0.0002	0.0155	0.0193	0.0099
Net realized and unrealized gain (loss)	0.0002	(0.0004)	(0.0002)	0.0003	0.0001	(0.0001)
Net increase (decrease) from operations	0.0088	(0.0003)	0.0000 [1]	0.0158	0.0194	0.0098
Dividends from net investment income	(0.0086)	(0.0001)	(0.0002)	(0.0155)	(0.0193)	(0.0099)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0086)	(0.0001)	(0.0002)	(0.0155)	(0.0193)	(0.0099)
Net asset value, end of period	$1.0001	$0.9999	$1.0003	$1.0005	$1.0002	$1.0001
Total investment return[2]	0.87%	(0.03)%	0.00%	1.59%	1.96%	0.99%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%[4]	0.58%	0.58%	0.57%	0.57%	0.63%
Expenses after fee waivers and/or expense reimbursements[3]	0.34%[4]	0.18%	0.27%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	1.62%[4]	0.01%	0.03%	1.52%	2.02%	1.06%
Supplemental data:
Net assets, end of period (000’s)	$557,585	$855,356	$1,551,971	$3,798,366	$2,941,321	$707,025

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3 Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

4 Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Select ESG Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
		2022	2021
Net asset value, beginning of period	$0.9993	$0.9996	$1.0007	$1.0000
Net investment income (loss)	0.0083	0.0002	0.0002	0.0029
Net realized gain (loss)	0.0000 [2]	(0.0003)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0083	(0.0001)	—	0.0036
Dividends from net investment income	(0.0083)	(0.0002)	(0.0002)	(0.0029)
Distributions from net realized gains	—	—	(0.0009)	—
Total dividends and distributions	(0.0083)	(0.0002)	(0.0011)	(0.0029)
Net asset value, end of period	$0.9993	$0.9993	$0.9996	$1.0007
Total investment return[3]	0.82%	(0.01)%	0.00%	0.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	3.78%[5]	3.01%	1.45%	3.58%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.40%[5]	0.13%	0.21%	0.35%[5]
Net investment income (loss)[4]	1.51%[5]	0.01%	0.03%	0.81%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,505	$4,164	$7,769	$19,782

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.008	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.008	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Dividends from net investment income	(0.008)	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.008)	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.78%	0.01%	0.01%	1.39%	1.74%	0.74%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.59%[4]	0.60%	0.59%	0.58%	0.62%	0.76%
Expenses after fee waivers and/or expense reimbursements[3]	0.27%[4]	0.08%	0.19%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	1.45%[4]	0.01%	0.01%	1.27%	1.81%	0.77%
Supplemental data:
Net assets, end of period (000’s)	$199,510	$325,706	$526,867	$1,178,484	$569,581	$134,423

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.008	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Net realized gain (loss)	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.008	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Dividends from net investment income	(0.008)	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.008)	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.75%	0.01%	0.01%	1.35%	1.74%	0.73%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%[4]	0.58%	0.58%	0.57%	0.58%	0.63%
Expenses after fee waivers and/or expense reimbursements[3]	0.34%[4]	0.09%	0.18%	0.44%	0.45%	0.45%
Net investment income (loss)[3]	1.36%[4]	0.01%	0.01%	1.21%	1.81%	0.78%
Supplemental data:
Net assets, end of period (000’s)	$413,832	$839,051	$1,295,810	$2,656,216	$1,239,535	$435,888

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.000 [1]	0.000 [1]	0.015	0.019	0.010
Net realized gain (loss)	—	—	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.009	0.000 [1]	0.000 [1]	0.015	0.019	0.010
Dividends from net investment income	(0.009)	(0.000)[1]	(0.000)[1]	(0.015)	(0.019)	(0.010)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.000)[1]	(0.000)[1]	(0.015)	(0.019)	(0.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.85%	0.01%	0.03%	1.54%	1.91%	0.97%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%[4]	0.59%	0.58%	0.57%	0.58%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.34%[4]	0.17%	0.27%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	1.61%[4]	0.01%	0.03%	1.48%	1.98%	1.04%
Supplemental data:
Net assets, end of period (000’s)	$352,621	$528,980	$1,005,747	$2,399,849	$1,516,370	$368,536

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.004	0.000 [1]	0.000 [1]	0.009	0.010	0.006
Net realized gain (loss)	(0.000)[1]	0.000 [1]	—	—	—	—
Net increase (decrease) from operations	0.004	0.000 [1]	0.000 [1]	0.009	0.010	0.006
Dividends from net investment income	(0.004)	(0.000)[1]	(0.000)[1]	(0.009)	(0.010)	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.39%	0.01%	0.01%	0.89%	1.03%	0.56%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.83%[4]	0.70%	0.64%	0.64%	0.63%	0.80%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.08%	0.12%	0.43%	0.45%	0.45%
Net investment income (loss)[3]	0.72%[4]	0.01%	0.01%	0.83%	1.02%	0.63%
Supplemental data:
Net assets, end of period (000’s)	$37,082	$61,312	$104,455	$319,586	$188,615	$123,642

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select ESG Prime Investor Fund (“ESG Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, ESG Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016, Government Investor Fund commenced operations on August 17, 2016 and ESG Prime Investor Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (7.04% for Prime Investor Fund, 0.13% for ESG Prime Investor Fund, 2.30% for Government Investor Fund, 1.68% for Treasury Investor Fund, 6.54% for Prime CNAV Investor Fund and 4.00% for Tax-Free Investor Fund at October 31, 2022).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

UBS Investor Funds

Notes to financial statements (unaudited)

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund and ESG Prime Investor Fund calculate their net asset values to four decimals (e.g., $1.0000) using market-based pricing and expect that their share prices will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund or ESG Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2022, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While

UBS Investor Funds

Notes to financial statements (unaudited)

the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2022, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$46,171
ESG Prime Investor Fund	703
Government Investor Fund	18,785
Treasury Investor Fund	34,341
Prime CNAV Investor Fund	29,108
Tax-Free Investor Fund	3,024

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2023 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.50%.

UBS Investor Funds

Notes to financial statements (unaudited)

At October 31, 2022, UBS AM owed the Funds, and for the period ended October 31, 2022, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$—	$74,892
ESG Prime Investor Fund	24,999	74,483
Government Investor Fund	—	35,043
Treasury Investor Fund	—	65,619
Prime CNAV Investor Fund	—	49,896
Tax-Free Investor Fund	8,924	33,223

UBS AM may recoup from each fund any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2022, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Total fee waivers/expense reimbursements subject to repayment	Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025	Expires April 30, 2026
Prime Investor Fund	$5,623,121	$2,474,806	$2,075,483	$997,940	$74,892
ESG Prime Investor Fund	499,832	70,511	187,862	166,976	74,483
Government Investor Fund	1,825,685	650,865	698,618	441,159	35,043
Treasury Investor Fund	3,624,247	1,249,025	1,461,308	848,295	65,619
Prime CNAV Investor Fund	3,434,079	1,415,924	1,317,930	650,329	49,896
Tax-Free Investor Fund	720,451	274,670	237,911	174,647	33,223

If the pending Fund reorganizations referenced further below occur in January 2023, such recoupment rights will expire at such times as the Funds cease operations.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the period ended October 31, 2022, the Funds were contractually obligated to pay UBS AM—US monthly shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

UBS Investor Funds

Notes to financial statements (unaudited)

For the period May 1, 2022 through June 5, 2022, the Funds were contractually obligated to pay UBS AM-US a monthly distribution (12b-1) fee at the annual rate of 0.25% of each Funds’ average daily net assets. Effective June 6, 2022, the Funds ceased paying these fees.

At October 31, 2022, each Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$46,167	$690,329
ESG Prime Investor Fund	286	4,625
Government Investor Fund	16,317	191,979
Treasury Investor Fund	34,333	551,612
Prime CNAV Investor Fund	29,105	420,503
Tax-Free Investor Fund	3,025	44,408

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. At October 31, 2022, UBS AM—US owed the Funds and for the period ended October 31, 2022, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by/(to) UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$23,087	$178,250
ESG Prime Investor Fund	137	1,205
Government Investor Fund	8,159	62,961
Treasury Investor Fund	17,181	147,526
Prime CNAV Investor Fund	14,553	108,666
Tax-Free Investor Fund	(2,735)	11,890

UBS AM and UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses, including in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2022, UBS AM and UBS AM—US voluntarily waived/reimbursed the below amounts, which are not subject to future recoupment:

Fund	Amounts waived by UBS AM and UBS AM—US
Government Investor Fund	$4,714
Treasury Investor Fund	2,685
Tax-Free Investor Fund	282

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. At October 31, 2022, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

UBS Investor Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2022 and April 30, 2022 were as follows:

Prime Investor Fund

	For the six months ended October 31, 2022:		For the year ended April 30, 2022:
	Shares	Amount	Shares	Amount
Shares sold	44,527,096	$44,524,529	282,901,314	$282,942,035
Shares repurchased	(346,517,631)	(346,516,797)	(979,078,754)	(979,253,388)
Dividends reinvested	4,103,266	4,103,359	119,887	119,903
Net increase (decrease)	(297,887,269)	$(297,888,909)	(696,057,553)	$(696,191,450)

ESG Prime Investor Fund

	For the six months ended October 31, 2022:		For the year ended April 30, 2022:
	Shares	Amount	Shares	Amount
Shares sold	3,298,948	$3,296,655	163,753	$163,651
Shares repurchased	(3,985,172)	(3,982,422)	(3,769,444)	(3,767,599)
Dividends reinvested	27,239	27,222	667	667
Net increase (decrease)	(658,985)	$(658,545)	(3,605,024)	$(3,603,281)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	6,584,685	122,694,261
Shares repurchased	(134,031,934)	(323,897,606)
Dividends reinvested	1,251,621	52,771
Net increase (decrease) in shares outstanding	(126,195,628)	(201,150,574)

Treasury Investor Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	46,136,254	454,809,354
Shares repurchased	(474,092,388)	(911,671,626)
Dividends reinvested	2,737,648	104,325
Net increase (decrease) in shares outstanding	(425,218,486)	(456,757,947)

UBS Investor Funds

Notes to financial statements (unaudited)

Prime CNAV Investor Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	18,974,969	91,673,591
Shares repurchased	(197,766,278)	(568,514,242)
Dividends reinvested	2,432,201	77,010
Net increase (decrease) in shares outstanding	(176,359,108)	(476,763,641)

Tax-Free Investor Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	9,123,594	66,668,783
Shares repurchased	(33,455,818)	(109,820,373)
Dividends reinvested	102,199	8,610
Net increase (decrease) in shares outstanding	(24,230,025)	(43,142,980)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2022 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$136,991	$—
UBS Select ESG Prime Investor Fund	—	830	—
UBS Select Government Investor Fund	—	53,649	82
UBS Select Treasury Investor Fund	—	106,789	470
UBS Prime Investor Fund	—	84,289	—
UBS Tax-Free Investor Fund	8,857	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2023.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Investor Funds

Notes to financial statements (unaudited)

Note Regarding Pending Reorgnaizations

In September 2022, the Board of Trustees of UBS Series Funds (the “Board”) approved an Agreement and Plan of Reorganization for each of the Investor Series Funds listed below (each, an “Acquired Fund,” and, collectively, the “Acquired Funds”), each a series of UBS Series Funds, providing for the acquisition of the assets and the assumption of the liabilities of each Acquired Fund by its corresponding Acquiring Fund, as shown below, each also a series of UBS Series Funds, in exchange for shares of the corresponding Acquiring Fund, followed by the complete liquidation of the Acquired Fund (each, a “Reorganization,” and, collectively, the “Reorganizations”). The Reorganizations are expected to occur on or about January 20, 2023. The Reorganizations are expected to be tax-free for federal income tax purposes, and no commission, redemption fee or transaction fee will be charged as a result of the Reorganizations.

Acquired Fund	Acquiring Fund
UBS Select Prime Investor Fund	UBS Select Prime Institutional Fund
UBS Select ESG Prime Investor Fund	UBS Select ESG Prime Institutional Fund
UBS Select Government Investor Fund	UBS Select Government Institutional Fund
UBS Select Treasury Investor Fund	UBS Select Treasury Institutional Fund
UBS Prime Investor Fund	UBS Prime Reserves Fund
UBS Tax-Free Investor Fund	UBS Tax-Free Reserves Fund

UBS Investor Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on the Funds’ Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

Master Trust

Semiannual Report  |  October 31, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

33

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value October 31, 2022	Expenses paid during period 05/01/22 to 10/31/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,010.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,009.30	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.15	0.05	0.01

Treasury Master Fund
Actual	$1,000.00	$1,008.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

34

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	5 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.5%
United Kingdom	6.5
Australia	6.5
Canada	6.4
Japan	6.0
Total	82.9%

Portfolio composition[2]
Repurchase agreements	41.8%
Commercial paper	40.8
Certificates of deposit	14.9
Time deposits	2.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Portfolio is actively managed and its composition will vary over time.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	7 days

Top five issuer breakdown by country or territory of origin[2]
United States	61.4%
Japan	8.9
Canada	7.6
Australia	6.0
Singapore	5.6
Total	89.5%

Portfolio composition[2]
Commercial paper	49.0%
Repurchase agreements	35.9
Certificates of deposit	13.5
Time deposits	2.9
Liabilities in excess of other assets	(1.3)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	78.1%
U.S. government agency obligations	16.2
U.S. Treasury obligations	5.6
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Repurchase agreements	68.4%
U.S. Treasury obligations	30.2
Other assets in excess of liabilities	1.4
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

38

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	6 days

Top five issuer breakdown by country or territory of origin[2]
United States	49.6%
Japan	7.8
Canada	7.6
Australia	5.9
France	5.5
Total	76.4%

Portfolio composition[2]
Commercial paper	58.4%
Repurchase agreements	20.5
Certificates of deposit	12.6
Time deposits	8.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

39

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Municipal bonds	96.8%
Tax-exempt commercial paper	2.8
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

40

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—14.9%
Banking-non-U.S.—13.3%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$32,000,000	$31,996,354
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	25,000,000	24,974,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	29,000,000	29,006,455
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.510%, 3.560%, due 11/01/22[1]	32,000,000	31,997,828
Mizuho Bank Ltd.
SOFR + 0.300%, 3.340%, due 11/01/22[1]	38,000,000	37,987,457
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	75,000,000	74,968,751
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	39,000,000	38,965,572
SOFR + 0.500%, 3.540%, due 11/01/22[1]	9,000,000	8,999,537
SOFR + 0.510%, 3.550%, due 11/01/22[1]	20,000,000	20,004,655
SOFR + 0.550%, 3.600%, due 11/01/22[1]	40,000,000	40,004,277
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	17,000,000	17,001,384
SOFR + 0.450%, 3.490%, due 11/01/22[1]	39,000,000	38,969,474
SOFR + 0.470%, 3.510%, due 11/01/22[1]	25,000,000	25,001,910
SOFR + 0.480%, 3.520%, due 11/01/22[1]	25,000,000	25,005,473
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	40,000,000	40,001,007
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	38,000,000	37,990,593
SOFR + 0.500%, 3.550%, due 11/01/22[1]	32,000,000	31,996,075
SOFR + 0.510%, 3.560%, due 11/01/22[1]	26,000,000	26,007,718
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,004,741
SOFR + 0.550%, 3.600%, due 11/01/22[1]	39,000,000	38,972,456
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	32,000,000	32,003,485
SOFR + 0.460%, 3.510%, due 11/01/22[1]	33,000,000	32,979,810

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$39,000,000	$38,988,247
SOFR + 0.510%, 3.560%, due 11/01/22[1]	40,000,000	39,986,538
Svenska Handelsbanken
SOFR + 0.250%, 3.290%, due 11/01/22[1]	20,000,000	19,981,032
SOFR + 0.430%, 3.470%, due 11/01/22[1]	26,000,000	26,000,453
SOFR + 0.500%, 3.540%, due 11/01/22[1]	39,000,000	38,974,890
SOFR + 0.530%, 3.570%, due 11/01/22[1]	43,000,000	42,974,072
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	32,000,000	32,001,183
Toronto Dominion Bank 3.300%, due 11/01/22[2]	27,000,000	26,983,328
3.640%, due 11/01/22[2]	40,000,000	39,982,008
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	16,000,000	16,000,827

		1,058,712,521

Banking-U.S.—1.6%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	25,000,000	25,003,146
SOFR + 0.450%, 3.500%, due 11/01/22[1]	31,000,000	31,004,303
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	26,992,450
SOFR + 0.630%, 3.680%, due 11/01/22[1]	40,000,000	39,997,224

		122,997,123
Total Certificates of deposit (cost—$1,182,000,367)		1,181,709,644

Commercial paper—40.8%
Asset-backed-miscellaneous—14.1%
Antalis SA 2.870%, due 11/02/22[3]	22,700,000	22,696,062
2.920%, due 11/04/22[3]	19,040,000	19,033,091
2.950%, due 11/07/22[3]	18,000,000	17,987,820
2.950%, due 11/09/22[3]	37,000,000	36,967,495
3.120%, due 11/29/22[3]	34,000,000	33,897,018
3.300%, due 11/07/22[3]	52,000,000	51,964,813
4.020%, due 01/03/23	28,000,000	27,795,364
4.020%, due 01/05/23	14,000,000	13,893,432
Barton Capital SA 2.930%, due 11/16/22[3]	25,000,000	24,959,600

41

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC 3.300%, due 11/16/22	$59,000,000	$58,905,442
Gotham Funding Corp. 4.120%, due 01/10/23	39,000,000	38,665,028
Liberty Street Funding LLC 3.055%, due 11/28/22[3]	18,000,000	17,947,556
3.060%, due 11/30/22[3]	13,000,000	12,959,158
LMA-Americas LLC 2.850%, due 11/02/22[3]	50,000,000	49,991,225
2.930%, due 11/18/22[3]	19,000,000	18,965,002
3.080%, due 11/29/22[3]	15,000,000	14,954,204
3.150%, due 12/01/22[3]	18,800,000	18,738,337
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,3]	29,000,000	29,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,3]	42,000,000	42,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	28,987,354
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	20,000,000	20,002,711
Sheffield Receivables Co. LLC
2.950%, due 11/16/22[3]	49,000,000	48,920,576
2.960%, due 11/22/22[3]	44,000,000	43,899,758
3.100%, due 12/07/22[3]	34,000,000	33,863,682
Starbird Funding Corp. 3.080%, due 11/30/22[3]	34,000,000	33,893,183
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	14,000,000	14,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	39,000,000	39,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	29,000,000
4.000%, due 01/17/23	22,000,000	21,811,778
Versailles Commercial Paper LLC 2.870%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	25,000,000	24,907,323
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	35,000,000	35,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	29,000,000	29,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[3]	25,000,000	24,995,635
2.930%, due 11/18/22[3]	39,000,000	38,929,234

		1,116,530,264

Banking-non-U.S.—26.1%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	$38,000,000	$37,971,270
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	28,000,000	27,973,921
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	27,000,000	26,978,903
SOFR + 0.410%, 3.460%, due 11/01/22[1]	26,000,000	26,005,517
SOFR + 0.500%, 3.550%, due 11/01/22[1]	26,000,000	25,997,088
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	25,005,278
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	24,993,182
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	40,000,000	40,000,000
Barclays Bank PLC 2.950%, due 11/10/22[3]	50,000,000	49,953,875
2.980%, due 11/16/22[3]	50,000,000	49,923,422
3.270%, due 11/08/22	39,000,000	38,975,203
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,3]	34,000,000	34,002,236
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22[3]	28,000,000	27,992,830
Commonwealth Bank of Australia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	46,000,000	46,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,3]	29,000,000	29,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	31,000,000	30,933,619
DBS Bank Ltd. 3.000%, due 11/23/22[3]	21,000,000	20,951,311
3.550%, due 12/15/22	40,000,000	39,809,750
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22[3]	31,000,000	30,991,700
3.050%, due 11/01/22	60,000,000	59,994,860
3.050%, due 11/02/22	85,000,000	84,985,130
Mitsubishi UFJ Trust & Banking Corp. 3.600%, due 12/05/22	39,000,000	38,860,770
Mizuho Bank Ltd. 2.900%, due 11/15/22[3]	31,000,000	30,953,668
2.970%, due 12/02/22[3]	33,000,000	32,889,208
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,3]	27,000,000	27,002,673
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	26,000,000	26,000,945

42

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	$29,000,000	$29,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	25,000,000	25,000,475
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	39,000,000	38,987,642
SOFR + 0.530%, 3.580%, due 11/01/22[1,3]	33,000,000	33,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	29,000,000	29,008,720
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	40,000,000	40,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	20,000,000	19,993,729
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,3]	25,000,000	24,996,677
SOFR + 0.440%, 3.480%, due 11/01/22[1,3]	27,000,000	27,001,754
SOFR + 0.570%, 3.610%, due 11/01/22[1,3]	31,000,000	31,000,599
SOFR + 0.610%, 3.650%, due 11/01/22[1,3]	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22[3]	38,000,000	37,969,505
Svenska Handelsbanken AB
SOFR + 0.510%, 3.550%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	40,000,000	39,959,333
SOFR + 0.390%, 3.440%, due 11/01/22[1]	25,000,000	25,000,679
SOFR + 0.500%, 3.550%, due 11/01/22[1]	25,000,000	25,007,110
SOFR + 0.610%, 3.650%, due 11/01/22[1]	40,000,000	39,989,985
United Overseas Bank Ltd. 3.110%, due 12/08/22	35,000,000	34,860,091
3.220%, due 12/14/22	25,000,000	24,882,758
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,3]	34,000,000	34,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	$40,000,000	$39,999,337
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	38,000,000	37,973,719
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	16,000,000	16,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	30,000,000	30,001,993
SOFR + 0.660%, 3.710%, due 11/01/22[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	39,000,000	39,000,000

		2,074,780,465

Banking-U.S.—0.6%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,3]	27,000,000	26,999,776
Collateralized Commercial Paper V Co. LLC
SOFR + 0.500%, 3.550%, due 11/01/22[1]	24,000,000	23,995,367

		50,995,143
Total commercial paper (cost—$3,242,933,649)		3,242,305,872

Time deposits—2.9%
Banking-non-U.S.—2.9%
ABN AMRO Bank NV 3.060%, due 11/01/22	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 3.050%, due 11/01/22	92,000,000	92,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	40,000,000	40,000,000
Total time deposits (cost—$232,000,000)		232,000,000

Repurchase agreements—41.8%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 12/05/22, collateralized by 3 shares of an equity security and $60,237,000 various asset-backed convertible bonds zero coupon to 4.630% due 11/15/25 to 09/30/29; (value $57,130,219); proceed $50,132,222[4]	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $80,916,605 various asset-backed convertible bonds, 0.250% to 9.000% due 07/15/24 to 05/01/28, 16,878 shares of various equity securities; (value—$61,195,765); proceed: $54,138,600[4]	54,000,000	54,000,000

43

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $94,526,175 various asset-backed convertible bonds, 2.000% to 11.500% due 02/15/23 to 11/06/33 and 5 shares of an equity security; (value—$81,000,162); proceeds: $81,208,125[4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 02/03/23, collateralized by $221,231,893 various asset-backed convertible bonds, zero coupon to 9.000% due 03/12/23 to 06/30/51; (value—$186,763,929); proceeds: $175,506,333[4]	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.200% due 11/01/22, collateralized by $224,591,765 various asset-backed convertible bonds, 0.010% to 13.375% due 12/15/22 to 12/31/99 and 4,500,000 shares of various equity securities; (value—$188,905,444); proceeds: $175,015,556	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $965,713,410 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 09/15/38 to 07/25/52, $1,463,317,694 Federal National Mortgage Association obligations, 1.814% to 5.500% due 11/25/32 to 09/25/52 and $1,173,416,383 Government National Mortgage Association obligations, 2.500% to 5.000 due 10/20/42 to 02/20/52; (value—$309,000,000); proceeds: $300,025,417	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $2,521,446,400 U.S. Treasury Notes, 0.250% to 2.500% due 08/15/23 to 11/15/31; (value—$2,485,210,587); proceeds: $2,485,210,535	$2,485,000,000	$2,485,000,000
Total repurchase agreements (cost—$3,314,000,000)		3,314,000,000
Total investments (cost—$7,970,934,016 which approximates cost for federal income tax purposes)—100.4%		7,970,015,516

Liabilities in excess of other assets—(0.4)%		(31,430,114)
Net assets—100.0%		$7,938,585,402

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

44

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,181,709,644	$—	$1,181,709,644
Commercial paper	—	3,242,305,872	—	3,242,305,872
Time deposits	—	232,000,000	—	232,000,000
Repurchase agreements	—	3,314,000,000	—	3,314,000,000
Total	$—	$7,970,015,516	$—	$7,970,015,516

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 6.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

45

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—13.5%
Banking-non-U.S.—12.1%
Bank of Montreal
SOFR + 0.200%, 3.250%, due 11/01/22[1]	$5,000,000	$5,000,059
Bank of Nova Scotia
SOFR + 0.250%, 3.300%, due 11/01/22[1]	4,000,000	3,997,044
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	10,998,747
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	5,000,000	4,994,986
SOFR + 0.550%, 3.600%, due 11/01/22[1]	10,000,000	10,002,226
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	8,000,000	8,001,822
SOFR + 0.510%, 3.560%, due 11/01/22[1]	9,000,000	8,999,389
MUFG Bank Ltd.
SOFR + 0.420%, 3.460%, due 11/01/22[1]	7,000,000	7,000,519
SOFR + 0.710%, 3.750%, due 11/01/22[1]	25,000,000	24,989,584
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	13,000,000	12,988,524
SOFR + 0.510%, 3.550%, due 11/01/22[1]	4,000,000	4,000,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	14,000,000	14,001,497
SOFR + 0.580%, 3.630%, due 11/01/22[1]	11,000,000	11,002,388
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	5,000,000	5,000,407
SOFR + 0.450%, 3.490%, due 11/01/22[1]	13,000,000	12,989,824
Royal Bank of Canada
SOFR + 0.220%, 3.270%, due 11/01/22[1]	5,000,000	4,996,422
SOFR + 0.700%, 3.750%, due 11/01/22[1]	14,000,000	14,000,352
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	13,000,000	12,996,782
SOFR + 0.500%, 3.550%, due 11/01/22[1]	11,000,000	10,998,651
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,002,375
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,001,405
SOFR + 0.550%, 3.600%, due 11/01/22[1]	13,000,000	12,990,819
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	7,000,000	7,000,762

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$14,000,000	$13,995,781
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	12,995,625
SOFR + 0.600%, 3.650%, due 11/01/22[1]	10,000,000	9,999,122
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	6,000,000	6,000,104
SOFR + 0.500%, 3.540%, due 11/01/22[1]	13,000,000	12,991,630
SOFR + 0.530%, 3.570%, due 11/01/22[1]	14,000,000	13,991,558
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	11,000,000	11,000,407
Toronto Dominion Bank
3.300%, due 11/01/22	5,000,000	4,996,912
3.640%, due 11/01/22	13,000,000	12,994,153
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	4,000,000	4,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	5,000,000	5,000,258

		330,921,065

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.200%, 3.250%, due 11/01/22[1]	5,000,000	5,000,178
SOFR + 0.350%, 3.400%, due 11/01/22[1]	5,000,000	5,000,629
SOFR + 0.450%, 3.500%, due 11/01/22[1]	6,000,000	6,000,833
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	7,997,763
SOFR + 0.630%, 3.680%, due 11/01/22[1]	14,000,000	13,999,028

		37,998,431
Total Certificates of deposit (cost—$369,000,074)		368,919,496

Commercial paper—49.0%
Asset-backed-miscellaneous—16.6%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/15/22	6,299,000	6,289,559
Antalis SA
2.870%, due 11/02/22	8,000,000	7,998,612
2.950%, due 11/07/22	6,250,000	6,245,771
3.120%, due 11/29/22	12,000,000	11,963,653
3.300%, due 11/07/22	17,460,000	17,448,185
4.020%, due 01/05/23	4,580,000	4,545,137
4.510%, due 01/18/23	11,000,000	10,893,403
Atlantic Asset Securitization LLC
SOFR + 0.360%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000

46

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
Barton Capital SA 2.920%, due 11/08/22	$28,000,000	$27,977,961
3.070%, due 11/01/22	15,000,000	14,998,715
Chariot Funding LLC 3.300%, due 11/16/22	19,000,000	18,969,549
Gotham Funding Corp. 4.120%, due 01/10/23	13,000,000	12,888,343
Liberty Street Funding LLC 2.850%, due 11/15/22	18,000,000	17,973,045
3.055%, due 11/28/22	7,000,000	6,979,605
3.060%, due 11/30/22	4,000,000	3,987,433
LMA-Americas LLC 2.930%, due 11/18/22	7,000,000	6,987,106
3.080%, due 11/29/22	5,000,000	4,984,735
3.150%, due 12/01/22	6,000,000	5,980,320
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	9,995,640
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	6,000,000	6,000,813
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,003,189
Sheffield Receivables Co. LLC 2.850%, due 11/01/22	17,695,000	17,693,499
2.950%, due 11/16/22	11,000,000	10,982,170
2.960%, due 11/22/22	15,000,000	14,965,827
3.100%, due 12/07/22	12,000,000	11,951,888
Starbird Funding Corp. 3.050%, due 11/01/22	25,000,000	24,997,879
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
4.000%, due 01/17/23	6,000,000	5,948,667
Versailles CDS LLC 2.870%, due 11/01/22	7,000,000	6,999,404
Versailles Commercial Paper LLC 2.850%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	9,000,000	8,966,636
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	10,000,000	10,000,000

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.930%, due 11/18/22	$13,000,000	$12,976,412

		453,591,539

Banking-non-U.S.—31.0%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	12,990,171
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	9,990,686
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	8,000,000	7,993,749
SOFR + 0.410%, 3.460%, due 11/01/22[1]	7,000,000	7,001,485
3.740%, due 05/02/23	25,000,000	24,997,383
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	5,000,000	5,001,056
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	10,992,097
Barclays Bank PLC 2.850%, due 11/02/22	21,000,000	20,996,363
2.950%, due 11/10/22	18,000,000	17,983,395
3.270%, due 11/08/22	13,000,000	12,991,734
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,2]	11,000,000	11,000,723
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	4,000,000	3,998,976
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	5,000,000	4,999,040
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	16,000,000	16,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	18,000,000	17,961,456
DBS Bank Ltd. 3.000%, due 11/23/22	12,000,000	11,972,178
3.550%, due 12/15/22	13,000,000	12,938,169
Federation Des Caisses 3.060%, due 11/03/22	20,000,000	19,994,645
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22	11,000,000	10,997,055
3.050%, due 11/01/22	40,000,000	39,996,573
3.050%, due 11/02/22	25,000,000	24,995,626
Mitsubishi UFJ Trust & Banking Corp. 2.870%, due 11/03/22	10,000,000	9,997,427
3.600%, due 12/05/22	13,000,000	12,953,590

47

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd. 2.965%, due 11/25/22	$12,000,000	$11,969,167
2.970%, due 12/02/22	11,000,000	10,963,069
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	8,000,000	8,000,792
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	6,000,000	6,000,218
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	8,000,000	7,999,845
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.200%, 3.250%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	5,000,000	5,000,095
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	13,000,000	12,995,881
SOFR + 0.530%, 3.580%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	10,000,000	10,003,007
NRW Bank 2.980%, due 11/03/22	35,000,000	34,990,792
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	4,996,343
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	8,000,000	8,000,852
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	13,000,000	13,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	5,000,000	4,999,335
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	8,000,000	8,000,520
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,213
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	14,000,000	14,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22	13,000,000	12,989,567
2.970%, due 11/17/22	12,000,000	11,980,864

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	$5,000,000	$5,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	4,000,000	4,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	13,000,000	12,986,783
SOFR + 0.390%, 3.440%, due 11/01/22[1]	7,000,000	7,000,190
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	8,002,275
SOFR + 0.560%, 3.610%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	13,000,000	12,996,745
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	5,000,000	5,000,677
United Overseas Bank Ltd. 2.810%, due 11/02/22	17,000,000	16,997,026
3.220%, due 12/14/22	7,000,000	6,967,172
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	7,000,000	7,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	7,000,000	6,997,381
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	6,000,000	6,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	13,000,000	12,999,785
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	13,000,000	12,991,009
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,731
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	14,000,000	14,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	14,000,000	14,000,000

		846,573,911

Banking-U.S.—1.4%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	5,000,098
SOFR + 0.250%, 3.300%, due 11/01/22[1,2]	5,000,000	5,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	8,000,000	8,000,163

48

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$9,000,000	$8,998,263
SOFR + 0.630%, 3.680%, due 11/01/22[1]	12,000,000	12,001,409

		38,999,933
Total commercial paper (cost—$1,339,390,527)		1,339,165,383

Time deposit—2.9%
Banking-non-U.S.—2.9%
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22 (cost—$80,000,000)	80,000,000	80,000,000

Repurchase agreements—35.9%
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $747,637,100 U.S. Treasury Notes, 0.500% to 3.000% due 07/15/25 to 11/15/31; (value—$637,500,047; proceeds: $625,052,951	625,000,000	625,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by 368,436,100 U.S. Treasury Notes, 1.125% to 1.250 due 01/15/25 to 04/30/28; (value—$337,620,052); proceeds: $331,027,583	331,000,000	331,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 11/07/22, collateralized by $1,000 asset-backed convertible bond 2.625% due 02/15/28 and 22,207 shares of equity security; (value—$1,100,042); proceeds: $1,003,306[3]	$1,000,000	$1,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 01/06/23, collateralized by $28,420,000 various asset-backed convertible bonds, 0.500% to 6.875% due 01/17/23 to 09/15/15 and 99,000 shares of an equity security; (value—$26,390,729); proceeds: $26,245,417[3]	25,000,000	25,000,000
Total repurchase agreements (cost—$982,000,000)		982,000,000
Total investments (cost—$2,770,390,601 which approximates cost for federal income tax purposes)—101.3%		2,770,084,879

Liabilities in excess of other assets—(1.3)%		(36,204,810)
Net assets—100.0%		$2,733,880,069

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

49

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$368,919,496	$—	$368,919,496
Commercial paper	—	1,339,165,383	—	1,339,165,383
Time deposit	—	80,000,000	—	80,000,000
Repurchase agreements	—	982,000,000	—	982,000,000
Total	$—	$2,770,084,879	$—	$2,770,084,879

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $557,960,197, represented 20.4% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

50

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—16.2%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.013%, 3.063%, due 11/01/22[1]	$62,000,000	$62,000,000
SOFR + 0.025%, 3.075%, due 11/01/22[1]	232,000,000	231,988,888
SOFR + 0.030%, 3.080%, due 11/01/22[1]	63,000,000	63,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	52,000,000	52,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	40,000,000	40,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	30,000,000	30,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	5,500,000	5,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.070%, 3.120%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.090%, 3.140%, due 11/01/22[1]	22,000,000	22,000,000
SOFR + 0.100%, 3.150%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.105%, 3.155%, due 11/01/22[1]	19,500,000	19,500,000
Federal Home Loan Bank Discount Notes 2.750%, due 12/15/22[2]	25,000,000	24,915,972
3.720%, due 12/23/22[2]	50,000,000	49,731,334
4.050%, due 01/27/23[2]	30,000,000	29,706,375
4.400%, due 04/26/23[2]	8,000,000	7,827,911
Federal Home Loan Banks 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.030%, 3.080%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	149,000,000	149,000,000
SOFR + 0.045%, 3.095%, due 11/01/22[1]	116,000,000	116,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	71,000,000	71,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	84,500,000	84,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.700%, 3.120%, due 11/01/22[1]	82,000,000	82,000,000
Total U.S. government agency obligations (cost—$1,404,670,480)		1,404,670,480

U.S. Treasury obligations—5.6%
U.S. Treasury Bills 1.450%, due 11/03/22[3]	43,000,000	42,996,608
2.941%, due 12/01/22[3]	59,000,000	58,858,400
3.029%, due 12/08/22[3]	64,000,000	63,804,969

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[1]	$226,000,000	$225,876,691
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[1]	100,000,000	100,007,740
Total U.S. Treasury obligations (cost—$491,544,408)		491,544,408

Repurchase agreements—78.1%
Repurchase agreement dated 10/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.040% due 11/01/22, collateralized by $10,450,980 Federal Home Loan Mortgage Corp. obligations, 2.968% to 5.000% due 09/15/44 to 10/01/52, $31,210,411 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/25 to 10/25/52 and $86,770,556 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/42 to 06/16/61; (value—$71,400,000); proceeds: $70,005,911	70,000,000	70,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.190% due 01/30/23, collateralized by $454,997,498 Federal Home Loan Mortgage Corp. obligations, 0.100% to 11.100% due 03/25/29 to 03/25/54, $336,878,002 Federal National Mortgage Association obligations, 0.253% to 5.000% due 04/25/36 to 08/25/52 and $1,555,395,980 Government National Mortgage Association obligations, zero coupon to 5.000% due 02/20/34 to 03/16/64; (value— $103,000,001); proceeds: $100,248,111[4]	100,000,000	100,000,000
Repurchase agreement dated 10/31/22 with Toronto-Dominion Bank, 3.050% due 11/01/22, collateralized by $119,600,000 Federal Home Loan Mortgage Corp. obligations, 3.762% to 4.350% due 07/15/36 to 03/15/45 and $533,950,865 Federal National Mortgage Association obligations, 1.500% to 5.500% due 04/25/23 to 02/25/51; (value— $102,000,000); proceeds: $100,008,472	100,000,000	100,000,000

51

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.060% due 12/05/22, collateralized by $17,604,808 Federal National Mortgage Association obligations, 3.000% to 3.500% due 01/25/43 to 06/25/48 and $103,114,609 Government National Mortgage Association obligations, 2.000% to 5.000% due 03/20/41 to 10/20/52; (value—$102,000,000); proceeds: $101,819,000[4]	$100,000,000	$100,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, 3.060% due 11/07/22, collateralized by $282,219,454 Federal National Mortgage Association obligations, 2.000% to 6.000% due 08/01/36 to 09/01/52; (value— $204,000,001); proceeds: $200,476,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.060% due 11/01/22, collateralized by $1,890,001,757 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.997% due 05/25/23 to 03/25/58, $1,558,033,365 Federal National Mortgage Association obligations, zero coupon to 5.000% due 08/25/24 to 01/25/52 and $2,297,529,578 Government National Mortgage Association obligations, zero coupon to 5.500% due 07/20/39 to 03/16/64; (value—$515,000,001); proceeds: $500,042,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.050% due 11/01/22, collateralized by $503,178,015 Federal Home Loan Mortgage Corp. obligations, 3.500% to 6.500% due 01/01/28 to 10/01/52, $1,554,162,388 Federal National Mortgage Association obligations, 1.500% to 7.500% due 07/01/28 to 03/01/61 and $75,335,770 Government National Mortgage Association obligations, 2.500% to 5.500% due 11/20/35 to 09/20/62; (value—$969,000,001); proceeds: $950,080,486	950,000,000	950,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $1,063,905,500 U.S. Treasury Bill, zero coupon due 01/26/23; (value— $1,053,660,090); proceeds: $1,033,086,370	$1,033,000,000	$1,033,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by 4,058,989,300 U.S. Treasury Notes, 1.625% to 2.250% due 08/15/27 to 08/15/29; (value—$3,730,316,043); proceeds: $3,730,316,014	3,730,000,000	3,730,000,000
Total repurchase agreements (cost—$6,783,000,000)		6,783,000,000
Total investments (cost—$8,679,214,888 which approximates cost for federal income tax purposes)—99.9%		8,679,214,888

Other assets in excess of liabilities—0.1%		7,542,039
Net assets—100.0%		$8,686,756,927

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

52

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,404,670,480	$—	$1,404,670,480
U.S. Treasury obligations	—	491,544,408	—	491,544,408
Repurchase agreements	—	6,783,000,000	—	6,783,000,000
Total	$—	$8,679,214,888	$—	$8,679,214,888

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

53

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. Treasury obligations—30.2%
U.S. Treasury Bills 1.411%, due 11/10/22[1]	$338,000,000	$337,883,221
1.450%, due 11/03/22[1]	216,000,000	215,982,960
1.522%, due 11/17/22[1]	210,000,000	209,860,933
1.563%, due 11/25/22[1]	215,000,000	214,780,700
1.615%, due 12/01/22[1]	208,000,000	207,726,133
1.749%, due 12/08/22[1]	215,000,000	214,622,138
2.541%, due 11/03/22[1]	244,000,000	243,966,247
2.633%, due 11/10/22[1]	362,000,000	361,766,510
2.659%, due 11/17/22[1]	168,000,000	167,805,493
2.798%, due 11/25/22[1]	249,000,000	248,545,160
2.845%, due 12/13/22[1]	245,000,000	244,205,383
2.941%, due 12/01/22[1]	251,000,000	250,397,600
2.958%, due 12/20/22[1]	241,000,000	240,052,000
3.029%, due 12/08/22[1]	249,000,000	248,241,207
3.041%, due 12/27/22[1]	253,000,000	251,831,140
3.055%, due 11/22/22[1]	4,500,000	4,492,121
U.S. Treasury Notes
3 mo. Treasury money market yield – 0.075%, 3.966%, due 11/01/22[2]	200,000,000	199,999,986
3 mo. Treasury money market yield + 0.029%, 4.070%, due 11/01/22[2]	614,210,000	614,220,815
3 mo.Treasury money market yield + 0.034%, 4.075%, due 11/01/22[2]	468,575,000	468,580,619
3 mo.Treasury money market yield + 0.035%, 4.076%, due 11/01/22[2]	500,000,000	499,992,423
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[2]	935,000,000	934,542,350
3 mo.Treasury money market yield + 0.049%, 4.090%, due 11/01/22[2]	852,950,000	852,968,352
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[2]	250,000,000	250,019,349
Total U.S. Treasury obligations (cost—$7,482,482,840)		7,482,482,840

Repurchase agreements—68.4%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.000% due 11/01/22, collateralized by $171,352,400, U.S. Treasury Bond, 3.625% due 02/15/44; (value—$153,000,030); proceeds: $150,012,500	150,000,000	150,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by $262,499,300 U.S. Treasury Note, 4.375% due 10/31/24; (value—$262,242,051); proceeds: $257,121,425	257,100,000	257,100,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $955,764,100 U.S. Treasury Bill, zero coupon due 01/26/23; (value—$946,560,092); proceeds: $928,077,591	$928,000,000	$928,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $1,096,722,200 U.S. Treasury Bonds, 1.250% to 4.625% due 02/15/40 to 08/15/50 and $1,219,269,000 U.S. Treasury Notes, 0.125% to 2.875% due 12/31/22 to 08/15/28; (value—$1,912,500,008); proceeds: $1,875,158,854	1,875,000,000	1,875,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $14,337,943,100 U.S. Treasury Notes, 1.625% to 2.625% due 11/15/22 to 08/15/29; (value—$13,716,162,050); proceeds: $13,716,161,965	$13,715,000,000	$13,715,000,000
Total repurchase agreements (cost—$16,925,100,000)		16,925,100,000
Total investments (cost—$24,407,582,840 which approximates cost for federal income tax purposes)—98.6%		24,407,582,840

Other assets in excess of liabilities—1.4%		353,016,899
Net assets—100.0%		$24,760,599,739

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

54

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$7,482,482,840	$—	$7,482,482,840
Repurchase agreements	—	16,925,100,000	—	16,925,100,000
Total	$—	$24,407,582,840	$—	$24,407,582,840

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

55

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—12.6%
Banking-non-U.S.—11.5%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$19,000,000	$19,000,000
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	19,000,000	19,000,000
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	50,000,000	50,000,000
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1]	6,000,000	6,000,110
SOFR + 0.550%, 3.600%, due 11/01/22[1]	21,000,000	21,000,000
SOFR + 0.580%, 3.630%, due 11/01/22[1]	17,000,000	17,000,000
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.470%, 3.510%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	12,000,000	12,000,000
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	26,000,000	26,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	19,000,000	19,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.600%, 3.650%, due 11/01/22[1]	$15,000,000	$15,000,000
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
Toronto Dominion Bank
3.300%, due 11/01/22	11,000,000	11,000,000
3.510%, due 11/01/22	20,000,000	20,000,000
3.640%, due 11/01/22	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.550%, 3.600%, due 11/01/22[1]	8,000,000	8,000,000

		622,000,110

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.630%, 3.680%, due 11/01/22[1]	27,000,000	27,000,000

		60,000,000
Total Certificates of deposit (cost—$682,000,110)		682,000,110

Commercial paper—58.4%
Asset-backed-miscellaneous—16.5%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/21/22	40,000,000	39,934,444
Antalis SA
2.870%, due 11/02/22[2]	13,000,000	12,998,964
2.920%, due 11/04/22[2]	11,000,000	10,997,323
2.950%, due 11/07/22[2]	10,000,000	9,995,083
2.950%, due 11/09/22[2]	8,000,000	7,994,756
3.120%, due 11/29/22[2]	21,000,000	20,949,040
3.300%, due 11/07/22[2]	35,000,000	34,980,750
4.020%, due 01/03/23	19,000,000	18,866,335
4.020%, due 01/05/23	9,000,000	8,934,675
4.510%, due 01/18/23	21,000,000	20,794,795
Atlantic Asset Securitization LLC
3.370%, due 11/15/22	26,000,000	25,965,926
Barton Capital SA
3.150%, due 11/04/22	50,000,000	49,986,875
3.450%, due 11/15/22	10,695,000	10,680,651
3.520%, due 11/14/22[2]	10,000,000	9,987,289

56

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC
3.300%, due 11/16/22	$34,000,000	$33,953,250
Gotham Funding Corp.
4.120%, due 01/10/23	26,000,000	25,791,711
Liberty Street Funding LLC
2.850%, due 11/15/22[2]	27,900,000	27,869,077
3.055%, due 11/28/22[2]	11,000,000	10,974,796
3.060%, due 11/30/22[2]	8,000,000	7,980,280
LMA-Americas LLC
2.930%, due 11/17/22[2]	19,500,000	19,474,607
2.930%, due 11/18/22[2]	12,000,000	11,983,397
3.080%, due 11/29/22[2]	10,000,000	9,976,044
3.150%, due 12/01/22[2]	12,000,000	11,968,500
3.470%, due 11/17/22[2]	16,520,000	16,494,522
3.600%, due 11/18/22[2]	10,430,000	10,412,269
Old Line Funding LLC
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	32,000,000	32,000,000
Sheffield Receivables Co. LLC
2.850%, due 11/01/22[2]	27,000,000	27,000,000
2.950%, due 11/16/22[2]	20,000,000	19,975,417
2.960%, due 11/22/22[2]	27,000,000	26,953,380
3.100%, due 12/07/22[2]	20,000,000	19,938,000
Starbird Funding Corp.
3.050%, due 11/01/22	25,000,000	25,000,000
3.080%, due 11/30/22[2]	21,000,000	20,947,897
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	15,000,000	15,000,000
4.000%, due 01/17/23	9,000,000	8,923,000
Versailles CDS LLC
2.870%, due 11/01/22	11,000,000	11,000,000
Versailles Commercial Paper LLC
2.850%, due 11/01/22	29,000,000	29,000,000
3.070%, due 12/05/22	16,000,000	15,953,609
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[2]	13,467,000	13,465,926
2.930%, due 11/18/22[2]	23,000,000	22,968,177

		894,070,765

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—40.2%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	$26,000,000	$26,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	23,000,000	23,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	20,000,000	19,990,071
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.410%, 3.460%, due 11/01/22[1]	9,000,000	9,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	20,000,000	20,000,000
Barclays Bank PLC
2.850%, due 11/02/22[2]	25,000,000	24,998,021
2.980%, due 11/16/22[2]	17,000,000	16,978,892
3.270%, due 11/08/22	24,000,000	23,984,740
Canadian Imperial Bank of Commerce
0.350%, due 11/03/22[2]	12,000,000	11,999,767
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	31,000,000	31,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank
3.030%, due 11/22/22	17,000,000	16,969,952
DBS Bank Ltd.
3.000%, due 11/23/22[2]	21,000,000	20,961,500
3.550%, due 12/15/22	23,000,000	22,900,205
DNB Bank ASA
2.910%, due 11/01/22	200,000,000	200,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.040%, due 11/01/22	175,000,000	175,000,000
Erste Finance Delaware LLC
3.080%, due 11/03/22	137,000,000	136,976,558
Federation Des Caisses
3.060%, due 11/03/22[2]	45,000,000	44,992,350
Federation des Caisses Desjardins du Quebec
2.820%, due 11/03/22[2]	17,000,000	16,997,337
3.050%, due 11/01/22	110,000,000	110,000,000
3.050%, due 11/02/22	40,000,000	39,996,611
Mitsubishi UFJ Trust & Banking Corp.
2.870%, due 11/03/22[2]	32,000,000	31,994,898

57

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd.
2.965%, due 11/25/22[2]	$21,000,000	$20,958,490
2.970%, due 12/02/22[2]	20,000,000	19,948,850
National Australia Bank Ltd.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	15,000,000	15,000,000
NRW Bank
2.980%, due 11/02/22	70,000,000	69,994,205
2.980%, due 11/03/22	65,000,000	64,989,239
2.980%, due 11/04/22	50,000,000	49,987,583
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	24,000,000	24,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	27,000,000	27,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
2.900%, due 11/09/22[2]	21,000,000	20,986,467
2.970%, due 11/17/22[2]	20,000,000	19,973,600
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	15,000,000	15,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	$24,000,000	$24,000,000
SOFR + 0.390%, 3.440%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	27,000,000	27,000,000
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000
Toronto-Dominion Bank
3.070%, due 11/01/22	60,000,000	60,000,000
3.070%, due 11/03/22	20,000,000	19,996,589
United Overseas Bank Ltd.
2.810%, due 11/02/22[2]	25,000,000	24,998,049
3.110%, due 12/08/22	15,000,000	14,952,054
3.220%, due 12/14/22	10,000,000	9,961,539
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
3.760%, due 05/02/23	27,000,000	27,000,000

		2,174,487,567

Banking-U.S.—1.7%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,2]	18,000,000	18,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	17,000,000	17,000,000
SOFR + 0.530%, 3.580%, due 11/01/22[1]	28,000,000	28,000,000

58

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.630%, 3.680%, due 11/01/22[1]	$18,000,000	$18,000,000

		91,000,000
Total commercial paper (cost—$3,159,558,332)		3,159,558,332

Time deposits—8.9%
Banking-non-U.S.—8.9%
ABN AMRO Bank NV
3.060%, due 11/01/22	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank
3.050%, due 11/01/22	135,000,000	135,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	145,000,000	145,000,000
Total time deposits (cost—$480,000,000)		480,000,000

Repurchase agreements—20.5%
Repurchase agreement dated 10/31/22 with Goldman Sachs & Co., 3.000% due 11/01/22, collateralized by $6,293,900 U.S. Treasury Bond, 2.500% due 02/15/45; (value—$4,590,040); proceeds: $4,500,375	4,500,000	4,500,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.160% due 11/01/22, collateralized by $57,471,526 various asset-backed convertible bonds, 3.000% to 7.529% due 11/05/29 to 08/25/52; (value—$26,813,184); proceeds: $25,002,194	25,000,000	25,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA., 3.200% due 11/01/22, collateralized by $56,094,248 various asset-backed convertible bonds, 3.876% to 8.000% due 12/15/22 to 06/25/33; (value—$54,000,089); proceeds: $50,004,444	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $29,289,510, various asset-backed convertible bonds, 0.500% to 13.000% due 11/16/22 to 12/31/99 and 827 shares of various equity securities; (value—$26,425,953); proceeds: $25,072,333[3]	25,000,000	25,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $72,070,773 various asset-backed convertible bonds, zero coupon to 10.500% due 11/15/22 to 12/31/99 and 51,389 shares of various equity securities; (value—$69,121,974); proceeds: $65,188,067[3]	$65,000,000	$65,000,000
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $967,572,100 U.S. Treasury Bills, zero coupon due 01/19/23 to 01/26/23; (value—$958,800,057); proceeds: $940,078,594	940,000,000	940,000,000
Total repurchase agreements (cost—$1,109,500,000)		1,109,500,000
Total investments (cost — $5,431,058,442 which approximates cost for federal income tax purposes)—100.4%		5,431,058,442

Liabilities in excess of other assets—(0.4)%		(21,455,763)
Net assets—100.0%		$5,409,602,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

59

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$682,000,110	$—	$682,000,110
Commercial paper	—	3,159,558,332	—	3,159,558,332
Time deposits	—	480,000,000	—	480,000,000
Repurchase agreements	—	1,109,500,000	—	1,109,500,000
Total	$—	$5,431,058,442	$—	$5,431,058,442

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,599,063,786, represented 29.6% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

60

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—96.8%
Alaska—2.2%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 1.660%, VRD	$5,250,000	$5,250,000
Series B, 1.660%, VRD	7,635,000	7,635,000
Series C, 1.660%, VRD	7,365,000	7,365,000

		20,250,000

Arizona—5.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 1.640%, VRD	19,810,000	19,810,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 1.640%, VRD	1,300,000	1,300,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 1.630%, VRD	27,470,000	27,470,000

		48,580,000

California—1.0%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 1.850%, VRD	7,900,000	7,900,000
City of Modesto Water Revenue, Refunding, COP, Series A, 1.950%, VRD	1,035,000	1,035,000

		8,935,000

Colorado—5.1%
City & County of Denver Co., Refunding, COP, Series A1, 1.640%, VRD	16,750,000	16,750,000
City & County of Denver Co., Refunding, COP, Series A2, 1.640%, VRD	2,900,000	2,900,000
City & County of Denver, Refunding, COP, Series A3, 1.640%, VRD	5,555,000	5,555,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK, 2.250%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 1.640%, VRD	9,000,000	9,000,000
2.250%, VRD	7,970,000	7,970,000

		46,975,000

	Face amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 2.250%, VRD	$1,170,000	$1,170,000

District of Columbia—2.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 2.260%, VRD	11,000,000	11,000,000
District of Columbia, GO Bonds, Series A, 2.000%, VRD	7,000,000	7,000,000
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Subseries D-2, 1.600%, VRD	1,050,000	1,050,000

		19,050,000

Florida—1.7%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 2.220%, VRD	5,990,000	5,990,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 1.620%, VRD	3,550,000	3,550,000
Series C, 2.250%, VRD	400,000	400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 2.200%, VRD	5,540,000	5,540,000

		15,480,000

Illinois—11.8%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 2.410%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 2.320%, VRD	17,200,000	17,200,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 2.250%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 2.260%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 2.290%, VRD	6,660,000	6,660,000
2.290%, VRD	8,450,000	8,450,000

61

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E2, 2.260%, VRD	$900,000	$900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 2.260%, VRD	15,000,000	15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 2.230%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 2.230%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 2.250%, VRD	1,780,000	1,780,000

		109,685,000

Indiana—7.6%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 1.710%, VRD	27,000,000	27,000,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 2.220%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 1.640%, VRD	17,250,000	17,250,000

		70,650,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 2.230%, VRD	620,000	620,000

Maryland—1.1%
County of Montgomery, GO Bonds, Series E, 1.640%, VRD	7,600,000	7,600,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 2.240%, VRD	2,350,000	2,350,000

		9,950,000

	Face amount	Value
Municipal bonds—(continued)
Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 2.120%, VRD	$700,000	$700,000

Michigan—0.1%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 1.640%, VRD	1,100,000	1,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 2.300%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 2.320%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 2.230%, VRD	1,200,000	1,200,000

		6,000,000

Mississippi—4.9%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 1.660%, VRD	1,400,000	1,400,000
Series A, 1.660%, VRD	3,985,000	3,985,000
Series A, 2.200%, VRD	1,845,000	1,845,000
Series B, 1.660%, VRD	575,000	575,000
Series B, 1.660%, VRD	2,900,000	2,900,000
Series B, 1.660%, VRD	3,195,000	3,195,000
Series B, 2.200%, VRD	600,000	600,000
Series C, 1.660%, VRD	3,125,000	3,125,000
Series C, 1.660%, VRD	5,860,000	5,860,000
Series E, 1.660%, VRD	1,200,000	1,200,000
Series E, 1.660%, VRD	2,000,000	2,000,000
Series G, 1.660%, VRD	1,990,000	1,990,000
Series G, 1.660%, VRD	3,090,000	3,090,000
Series G, 1.660%, VRD	4,945,000	4,945,000

62

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series H, 1.660%, VRD	$2,825,000	$2,825,000
Series L, 1.660%, VRD	1,775,000	1,775,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series K, 1.660%, VRD	1,795,000	1,795,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds.., Series D, 1.660%, VRD	740,000	740,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 1.660%, VRD	1,950,000	1,950,000

		45,795,000

Missouri—3.2%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 2.250%, VRD	10,000,000	10,000,000
Series C-5, 2.200%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 2.230%, VRD	2,020,000	2,020,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 1.690%, VRD	10,140,000	10,140,000
Series B-2, 1.660%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series C-REMK, 1.640%, VRD	2,500,000	2,500,000

		29,990,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 1.600%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 2.370%, VRD	555,000	555,000

	Face amount	Value
Municipal bonds—(continued)
New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 2.220%, VRD	$350,000	$350,000

New York—15.3%
City of New York, GO Bonds,
Subseries B-3, 2.190%, VRD	9,300,000	9,300,000
Subseries D-4, 1.600%, VRD	9,050,000	9,050,000
Subseries L-4, 1.630%, VRD	4,870,000	4,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 2.240%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 1.600%, VRD	6,325,000	6,325,000
Subseries 2012G-1-REMK, 1.600%, VRD	10,990,000	10,990,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 2.190%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 2.220%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 2.200%, VRD	13,845,000	13,845,000
Series BB-5, 1.610%, VRD	20,375,000	20,375,000
Series DD-2, 1.590%, VRD	1,900,000	1,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 1.630%, VRD	4,500,000	4,500,000
Series A-3, 1.600%, VRD	8,675,000	8,675,000
Series C6, 2.240%, VRD	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series E4, 1.590%, VRD	4,000,000	4,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 2.200%, VRD	9,745,000	9,745,000

63

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 2.190%, VRD	$3,000,000	$3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C-REMK, 1.630%, VRD	250,000	250,000
Subseries B-3, 1.570%, VRD	25,000,000	25,000,000

		142,040,000

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E-REMK, 1.620%, VRD	2,550,000	2,550,000

Ohio—4.7%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 2.240%, VRD	9,700,000	9,700,000
Series B-R, 2.240%, VRD	3,015,000	3,015,000
Series C-R, 2.240%, VRD	5,105,000	5,105,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 2.180%, VRD	16,500,000	16,500,000
State of Ohio, GO Bonds,
Series B, 2.150%, VRD	2,245,000	2,245,000
Series D, 2.240%, VRD	6,955,000	6,955,000

		43,520,000

Oregon—1.3%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Revenue Bonds, Series A, 1.640%, VRD	12,600,000	12,600,000

Pennsylvania—9.0%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 2.260%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 2.290%, VRD	14,045,000	14,045,000

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 2.180%, VRD	$10,345,000	$10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 2.250%, VRD	5,000,000	5,000,000
Series B-REMK, 2.260%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 2.180%, VRD	19,855,000	19,855,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 2.220%, VRD	6,400,000	6,400,000

		83,340,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute of Technology, Refunding, Revenue Bonds 2.230%, VRD	735,000	735,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 2.230%, VRD	4,150,000	4,150,000

Texas—11.8%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 2.180%, VRD	1,450,000	1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 2.150%, VRD	1,035,000	1,035,000
Series B, 2.150%, VRD	5,000,000	5,000,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 2.260%, VRD	11,250,000	11,250,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4-REMK, 2.240%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 1.640%, VRD	34,820,000	34,820,000

64

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 1.640%, VRD	$1,700,000	$1,700,000
Series A-2, 1.640%, VRD	3,325,000	3,325,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 2.260%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 1.680%, VRD	7,585,000	7,585,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds
1.680%, VRD	700,000	700,000
Series A, 1.660%, VRD	4,400,000	4,400,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 2.240%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 2.260%, VRD	605,000	605,000
2.300%, VRD	7,540,000	7,540,000
Series C, 2.350%, VRD	9,425,000	9,425,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 2.270%, VRD	8,500,000	8,500,000

		109,505,000

Utah—1.7%
City of Murray Hospital, IHC Health Services, Inc., Revenue Bonds, Series C, 1.640%, VRD	8,810,000	8,810,000
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 1.640%, VRD	6,390,000	6,390,000
Series D, 1.630%, VRD	800,000	800,000

		16,000,000

Virginia—4.0%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 2.230%, VRD	10,990,000	10,990,000
Series A, 2.320%, VRD	3,900,000	3,900,000

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 2.280%, VRD	$14,055,000	$14,055,000
Series F, 2.190%, VRD	5,660,000	5,660,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 2.220%, VRD	2,350,000	2,350,000

		36,955,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK, 2.250%, VRD	9,400,000	9,400,000

Wisconsin—0.2%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 1.620%, VRD	2,000,000	2,000,000
Total municipal bonds (cost—$899,130,000)		899,130,000

Tax-exempt commercial paper—2.8%
Illinois—0.6%
Illinois Educational Facilities Authority 1.850%, due 11/02/22	6,150,000	6,150,000

Minnesota—1.1%
Rochester Minnesota Health Care Facilities Revenue 2.600%, due 11/16/22	10,000,000	10,000,000

Texas—1.1%
Board of Regents of the University of Texas System 1.900%, due 12/05/22	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$26,150,000)		26,150,000
Total investments (cost—$925,280,000 which approximates cost for federal income tax purposes)—99.6%		925,280,000

Other assets in excess of liabilities—0.4%		3,657,167
Net assets—100.0%		$928,937,167

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

65

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$899,130,000	$—	$899,130,000
Tax-exempt commercial paper	—	26,150,000	—	26,150,000
Total	$—	$925,280,000	$—	$925,280,000

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

66

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
SOFR	Secured Overnight Financing Rate

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2022 and reset periodically.

See accompanying notes to financial statements.

67

Master Trust

Statement of assets and liabilities

October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$4,656,934,016	$1,788,390,601	$1,896,214,888	$7,482,482,840	$4,321,558,442	$925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—

Investments, at value
Investments	4,656,015,516	1,788,084,879	1,896,214,888	7,482,482,840	4,321,558,442	925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—
Cash	1,317,395	752,332	2,128,758	353,024,876	1,956,423	1,640,019
Receivable for investments sold	—	—	—	—	50,000,000	2,703,361
Receivable for interest and dividends	6,842,603	2,211,430	5,532,782	1,865,298	3,988,209	1,650,258
Total assets	7,978,175,514	2,773,048,641	8,686,876,428	24,762,473,014	5,487,003,074	931,273,638

Liabilities:
Payable for investments purchased	39,000,000	39,000,000	—	—	76,995,764	2,278,170
Payable to affiliate	590,112	168,572	119,501	1,873,275	404,631	58,301
Total liabilities	39,590,112	39,168,572	119,501	1,873,275	77,400,395	2,336,471
Net assets, at value	$7,938,585,402	$2,733,880,069	$8,686,756,927	$24,760,599,739	$5,409,602,679	$928,937,167

See accompanying notes to financial statements.

68

Master Trust

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$69,474,446	$23,541,876	$62,069,861	$224,428,778	$41,270,963	$5,732,665
Expenses:
Investment advisory and administration fees	3,137,540	1,039,363	2,987,421	11,736,476	1,747,355	452,521
Trustees fees	26,035	13,176	26,114	77,266	18,213	9,906
Total expenses	3,163,575	1,052,539	3,013,535	11,813,742	1,765,568	462,427
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(2,745,980)	—	—	—
Net expenses	3,163,575	614,456	267,555	11,813,742	1,765,568	462,427
Net investment income (loss)	66,310,871	22,927,420	61,802,306	212,615,036	39,505,395	5,270,238
Net realized gain (loss)	—	—	—	(22,601)	—	33
Net change in unrealized appreciation (depreciation)	900,924	29,593	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$67,211,795	$22,957,013	$61,802,306	$212,592,435	$39,505,395	$5,270,271

See accompanying notes to financial statements.

69

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$66,310,871	$6,137,488
Net realized gain (loss)	—	30,020
Net change in unrealized appreciation (depreciation)	900,924	(2,396,525)
Net increase (decrease) in net assets resulting from operations	67,211,795	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	2,934,514,620	(3,890,021,125)
Net increase (decrease) in net assets	3,001,726,415	(3,886,250,142)
Net assets:

Beginning of period	4,936,858,987	8,823,109,129
End of period	$7,938,585,402	$4,936,858,987

	ESG Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$22,927,420	$1,542,924
Net realized gain (loss)	—	(14,219)
Net change in unrealized appreciation (depreciation)	29,593	(357,927)
Net increase (decrease) in net assets resulting from operations	22,957,013	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,241,489,491	857,754,697
Net increase (decrease) in net assets	1,264,446,504	858,925,475
Net assets:

Beginning of period	1,469,433,565	610,508,090
End of period	$2,733,880,069	$1,469,433,565

	Government Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$61,802,306	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	61,802,306	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	4,327,276,993	(4,526,632,556)
Net increase (decrease) in net assets	4,389,079,299	(4,525,015,228)
Net assets:

Beginning of period	4,297,677,628	8,822,692,856
End of period	$8,686,756,927	$4,297,677,628

See accompanying notes to financial statements.

70

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$212,615,036	$9,984,379
Net realized gain (loss)	(22,601)	2,691
Net increase (decrease) in net assets resulting from operations	212,592,435	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	2,866,618,627	(11,003,789,356)
Net increase (decrease) in net assets	3,079,211,062	(10,993,802,286)
Net assets:

Beginning of period	21,681,388,677	32,675,190,963
End of period	$24,760,599,739	$21,681,388,677

	Prime CNAV Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$39,505,395	$2,238,250
Net realized gain (loss)	—	(2)
Net increase (decrease) in net assets resulting from operations	39,505,395	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	3,461,662,049	(2,543,210,434)
Net increase (decrease) in net assets	3,501,167,444	(2,540,972,186)
Net assets:

Beginning of period	1,908,435,235	4,449,407,421
End of period	$5,409,602,679	$1,908,435,235

	Tax-Free Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$5,270,238	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	5,270,271	387,606
Net increase (decrease) in net assets from beneficial interest transactions	39,980,875	69,072,966
Net increase (decrease) in net assets	45,251,146	69,460,572
Net assets:

Beginning of period	883,686,021	814,225,449
End of period	$928,937,167	$883,686,021

See accompanying notes to financial statements.

71

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	2.10%[1]	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[2]	0.99%	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of period (000’s)	$7,938,585	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
		2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	2.18%[2]	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	1.02%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$2,733,880	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

73

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.01%[1]	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.05%[1]	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[2]	0.93%	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of period (000’s)	$8,686,757	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

74

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.80%[1]	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[2]	0.88%	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of period (000’s)	$24,760,600	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

75

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.24%[1]	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[2]	0.99%	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of period (000’s)	$5,409,603	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

76

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.14%[1]	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[2]	0.58%	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of period (000’s)	$928,937	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

77

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

78

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event

79

Master Trust

Notes to financial statements (unaudited)

that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2022,the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

80

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$590,112
ESG Prime Master Fund	168,572
Government Master Fund	119,501
Treasury Master Fund	1,873,275
Prime CNAV Master Fund	404,631
Tax-Free Master Fund	58,301

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

81

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,745,980

For the period April 1, 2022 to September 23, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended October 31, 2022, UBS AM voluntarily waived $438,083 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,645,570,186	$3,073,650,718
Withdrawals	(2,711,055,566)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$2,934,514,620	$(3,890,021,125)

ESG Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$3,116,536,254	$2,338,578,556
Withdrawals	(1,875,046,763)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,241,489,491	$857,754,697

Government Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$18,529,031,580	$118,340,152,475
Withdrawals	(14,201,754,587)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$4,327,276,993	$(4,526,632,556)

Treasury Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$36,986,682,361	$56,066,375,618
Withdrawals	(34,120,063,734)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$2,866,618,627	$(11,003,789,356)

82

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,047,264,879	$968,414,610
Withdrawals	(1,585,602,830)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$3,461,662,049	$(2,543,210,434)

Tax-Free Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$799,874,187	$807,236,613
Withdrawals	(759,893,312)	(738,163,647)
Net increase (decrease) in beneficial interest	$39,980,875	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$91,340
Gross unrealized depreciation	(1,009,840)
Net unrealized appreciation (depreciation)	$(918,500)

ESG Prime Master Fund

Gross unrealized appreciation	$36,476
Gross unrealized depreciation	(342,198)
Net unrealized appreciation (depreciation)	$(305,722)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

83

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

84

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

85

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2023. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size; with respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (each, a “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual

86

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund ‘s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Prime Preferred Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that each Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Investor Feeder Fund’s Actual Management Fees were above the applicable Expense Group median, while the Contractual Management Fee and total expenses were below median.

87

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2022 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2022. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each of Select ESG Prime Institutional Feeder Fund and Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception; while the performance of Select ESG Prime Investor Feeder Fund was slightly below its corresponding Performance Universe median for each such period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exception being the three-year period for RMA Government Money Market Feeder Fund, which was only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of: (i) the Select Prime Institutional Feeder Fund was at or above its corresponding Performance Universe median for the three-, five- and ten-year periods and since inception, and below for the one-year period, (ii) the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and (iii) the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

88

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the fourth quintile in the one-year period.

For periods in which a Master Fund’s performance was materially and persistently below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance, including for structural reasons (for example, unitary fee as compared to non-unitary fees), or other comparison group selection criteria employed by Broadridge. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

89

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

90

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1662

UBS Preferred Funds

Semiannual Report  |  October 31, 2022

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2022 (the “reporting period”).

Performance

The US Federal Reserve raised the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25% during the reporting period. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the remainder of the Funds’ current fiscal year. As a result, the yields on a number of short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 3.16% on October 31, 2022, versus 0.36% on April 30, 2022.

•	UBS Select ESG Prime Preferred Fund: 3.14% on October 31, 2022, versus 0.41% on April 30, 2022.

•	UBS Select Government Preferred Fund: 3.05% on October 31, 2022, versus 0.15% on April 30, 2022.

•	UBS Select Treasury Preferred Fund: 2.97% on October 31, 2022, versus 0.28% on April 30, 2022.

•	UBS Prime Preferred Fund: 3.13% on October 31, 2022, versus 0.36% on April 30, 2022.

•	UBS Tax-Free Preferred Fund: 1.88% on October 31, 2022, versus 0.29% on April 30, 2022.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7–9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages, rising interest rates and the repercussions from the war in

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Preferred Funds

Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q.	How did the US Federal Reserve (the “Fed”) react to the economic environment?
A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022—after the reporting period ended—the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?

A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on October 31, 2022, the Master Fund’s WAM was five days.

At the security level, we increased the Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocation to commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Preferred Fund invests was 17 days when the reporting period began. It was seven days at period-end on October 31, 2022. At the security level, we modestly increased the Master Fund’s exposure to certificates of deposit and commercial paper. In contrast, we slightly decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 22 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31,2022, it was three days. At the security level, we significantly increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 23 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was five days. At the security level, we meaningfully increased the Master Fund’s exposure to repurchase agreement backed by US Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 22 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

Fund’s WAM was six days. Over the review period, we modestly increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. Conversely, we slightly decreased its exposures to commercial paper and time deposits.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was five days. Over the review period, we increased the Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We expect the Fed to continue tightening monetary policy as it seeks to lower inflation. At the same time, several economic indicators point to slowing growth, and it’s unclear whether the central bank can maneuver a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us. *

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value[2] October 31, 2022	Expenses paid during period[3] 05/01/2022 to 10/31/2022	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,009.70	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,008.80	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,008.50	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,009.50	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,005.50	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]“Actual—Ending

account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.16%
Seven-day effective yield after fee waivers[1]	3.21
Seven-day current yield before fee waivers[1]	3.12
Seven-day effective yield before fee waivers[1]	3.17
Weighted average maturity[2]	5 days

UBS Select ESG Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.14%
Seven-day effective yield after fee waivers[1]	3.19
Seven-day current yield before fee waivers[1]	3.10
Seven-day effective yield before fee waivers[1]	3.14
Weighted average maturity[2]	7 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.05%
Seven-day effective yield after fee waivers[1]	3.10
Seven-day current yield before fee waivers[1]	2.93
Seven-day effective yield before fee waivers[1]	2.97
Weighted average maturity[2]	3 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.97%
Seven-day effective yield after fee waivers[1]	3.01
Seven-day current yield before fee waivers[1]	2.93
Seven-day effective yield before fee waivers[1]	2.97
Weighted average maturity[2]	5 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.13%
Seven-day effective yield after fee waivers[1]	3.18
Seven-day current yield before fee waivers[1]	3.09
Seven-day effective yield before fee waivers[1]	3.14
Weighted average maturity[2]	6 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.88%
Seven-day effective yield after fee waivers[1]	1.90
Seven-day current yield before fee waivers[1]	1.84
Seven-day effective yield before fee waivers[1]	1.86
Weighted average maturity[2]	5 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2022 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,494,636,507	$2,042,674,888	$4,680,030,205

Investments in Master Fund, at value	2,494,260,981	2,042,408,824	4,680,030,205
Total assets	2,494,260,981	2,042,408,824	4,680,030,205

Liabilities:
Dividends payable to shareholders	6,107,794	5,276,062	14,401,098
Payable to affiliate	64,500	43,192	60,486
Total liabilities	6,172,294	5,319,254	14,461,584

Net assets	$2,488,088,687	$2,037,089,570	$4,665,568,621
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,488,464,434	$2,037,368,092	$4,665,569,055
Distributable earnings (accumulated losses)	(375,747)	(278,522)	(434)
Net assets	$2,488,088,687	$2,037,089,570	$4,665,568,621
Shares outstanding	2,488,112,260	2,036,731,654	4,665,569,055
Net asset value per share	$1.0000	$1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

10

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2022 (unaudited)

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$14,292,310,045	$1,926,619,703	$298,106,626

Investments in Master Fund, at value	14,292,310,045	1,926,619,703	298,106,626
Receivable from affiliate	—	—	21,136
Total assets	14,292,310,045	1,926,619,703	298,127,762

Liabilities:
Dividends payable to shareholders	33,125,272	5,095,865	508,228
Payable to affiliate	307,751	48,948	—
Total liabilities	33,433,023	5,144,813	508,228

Net assets	$14,258,877,022	$1,921,474,890	$297,619,534
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$14,258,893,609	$1,921,474,877	$297,619,492
Distributable earnings (accumulated losses)	(16,587)	13	42
Net assets	$14,258,877,022	$1,921,474,890	$297,619,534
Shares outstanding	14,258,893,609	1,921,474,877	297,619,537
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund
Investment income:
Interest income allocated from Master Fund	$20,161,671	$18,391,082	$31,598,716
Expenses allocated from Master Fund	(874,141)	(829,506)	(1,435,574)
Expense waiver allocated from Master Fund	—	350,756	1,305,196
Net investment income allocated from Master Fund	19,287,530	17,912,332	31,468,338
Expenses:
Administration fees	686,066	651,226	1,130,753
Trustees fees	12,610	11,774	16,673
	698,676	663,000	1,147,426
Fee waivers by administrator	(349,340)	(331,500)	(573,728)
Net expenses	349,336	331,500	573,698
Net investment income (loss)	18,938,194	17,580,832	30,894,640
Net realized gain (loss) allocated from Master Fund	(41)	118	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	216,960	42,935	—
Net increase (decrease) in net assets resulting from operations	$19,155,113	$17,623,885	$30,894,640

See accompanying notes to financial statements and the attached Master Trust financial statements.

12

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master Fund	$128,740,047	$13,910,732	$1,673,882
Expenses allocated from Master Fund	(6,714,425)	(553,489)	(132,387)
Net investment income allocated from Master Fund	122,025,622	13,357,243	1,541,495
Expenses:
Administration fees	5,322,580	431,385	97,715
Trustees fees	43,089	10,908	8,150
	5,365,669	442,293	105,865
Fee waivers by administrator	(2,683,760)	(221,179)	(52,934)
Net expenses	2,681,909	221,114	52,931
Net investment income (loss)	119,343,713	13,136,129	1,488,564
Net realized gain (loss) allocated from Master Fund	(12,663)	—	8
Net increase (decrease) in net assets resulting from operations	$119,331,050	$13,136,129	$1,488,572

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$18,938,194	$787,165
Net realized gain (loss) allocated from Master Fund	(41)	5,860
Net change in unrealized appreciation (depreciation) allocated from Master Fund	216,960	(522,619)
Net increase (decrease) in net assets resulting from operations	19,155,113	270,406
Total distributions	(18,938,377)	(792,829)
Net increase (decrease) in net assets from beneficial interest transactions	1,392,554,322	(500,692,147)
Net increase (decrease) in net assets	1,392,771,058	(501,214,570)
Net assets:

Beginning of period	1,095,317,629	1,596,532,199
End of period	$2,488,088,687	$1,095,317,629

	UBS Select ESG Prime Preferred Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$17,580,832	$1,013,446
Net realized gain (loss) allocated from Master Fund	118	(12,577)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	42,935	(309,692)
Net increase (decrease) in net assets resulting from operations	17,623,885	691,177
Total distributions	(17,580,832)	(1,013,638)
Net increase (decrease) in net assets from beneficial interest transactions	717,003,927	920,293,121
Net increase (decrease) in net assets	717,046,980	919,970,660
Net assets:

Beginning of period	1,320,042,590	400,071,930
End of period	$2,037,089,570	$1,320,042,590

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$30,894,640	$512,097
Net realized gain (loss) allocated from Master Fund	—	3,598
Net increase (decrease) in net assets resulting from operations	30,894,640	515,695
Total distributions	(30,894,640)	(570,672)
Net increase (decrease) in net assets from beneficial interest transactions	3,483,440,585	(2,906,508,687)
Net increase (decrease) in net assets	3,483,440,585	(2,906,563,664)
Net assets:

Beginning of period	1,182,128,036	4,088,691,700
End of period	$4,665,568,621	$1,182,128,036

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$119,343,713	$4,419,309
Net realized gain (loss) allocated from Master Fund	(12,663)	871
Net increase (decrease) in net assets resulting from operations	119,331,050	4,420,180
Total distributions	(119,343,713)	(4,424,103)
Net increase (decrease) in net assets from beneficial interest transactions	2,363,185,294	(7,039,257,392)
Net increase (decrease) in net assets	2,363,172,631	(7,039,261,315)
Net assets:

Beginning of period	11,895,704,391	18,934,965,706
End of period	$14,258,877,022	$11,895,704,391

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$13,136,129	$232,904
Net increase (decrease) in net assets resulting from operations	13,136,129	232,904
Total distributions	(13,136,129)	(235,109)
Net increase (decrease) in net assets from beneficial interest transactions	1,578,726,655	(1,079,136,631)
Net increase (decrease) in net assets	1,578,726,655	(1,079,138,836)
Net assets:

Beginning of period	342,748,235	1,421,887,071
End of period	$1,921,474,890	$342,748,235

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$1,488,564	$22,482
Net realized gain (loss) allocated from Master Fund	8	2
Net increase (decrease) in net assets resulting from operations	1,488,572	22,484
Total distributions	(1,488,564)	(22,495)
Net increase (decrease) in net assets from beneficial interest transactions	108,128,741	153,599,709
Net increase (decrease) in net assets	108,128,749	153,599,698
Net assets:

Beginning of period	189,490,785	35,891,087
End of period	$297,619,534	$189,490,785

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$0.9998	$1.0002	$1.0005	$1.0001	$1.0001	$1.0002
Net investment income (loss)	0.0096	0.0006	0.0013	0.0186	0.0226	0.0137
Net realized and unrealized gain (loss)	0.0002	(0.0004)	(0.0003)	0.0004	(0.0001)[1]	(0.0001)
Net increase (decrease) from operations	0.0098	0.0002	0.0010	0.0190	0.0226	0.0136
Dividends from net investment income	(0.0096)	(0.0006)	(0.0013)	(0.0186)	(0.0226)	(0.0137)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0001)[1]	(0.0001)[1]
Total dividends and distributions	(0.0096)	(0.0006)	(0.0013)	(0.0186)	(0.0226)	(0.0137)
Net asset value, end of period	$1.0000	$0.9998	$1.0002	$1.0005	$1.0001	$1.0001
Total investment return[2]	0.97%	0.02%	0.10%	1.92%	2.28%	1.37%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.12%	0.08%
Net investment income (loss)[3]	2.17%[4]	0.06%	0.15%	1.87%	2.29%	1.40%
Supplemental data:
Net assets, end of period (000’s)	$2,488,089	$1,095,318	$1,596,532	$2,919,293	$2,751,367	$1,732,540

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
		2022	2021
Net asset value, beginning of period	$1.0001	$1.0005	$1.0007	$1.0000
Net investment income (loss)	0.0099	0.0011	0.0018	0.0038
Net realized and unrealized gain (loss)	0.0001	(0.0004)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0100	0.0007	0.0016	0.0045
Dividends from net investment income	(0.0099)	(0.0011)	(0.0018)	(0.0038)
Distributions from net realized gains	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0099)	(0.0011)	(0.0018)	(0.0038)
Net asset value, end of period	$1.0002	$1.0001	$1.0005	$1.0007
Total investment return[3]	0.99%	0.08%	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.10%[5]	0.04%	0.04%	0.04%[5]
Net investment income (loss)[4]	2.12%[5]	0.14%	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,037,090	$1,320,043	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.000 [1]	0.001	0.017	0.020	0.010
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.009	0.000 [1]	0.001	0.017	0.020	0.010
Dividends from net investment income	(0.009)	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.009)	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.88%	0.02%	0.06%	1.70%	2.05%	1.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.05%[4]	0.06%	0.13%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	2.15%[4]	0.02%	0.07%	1.57%	2.03%	1.03%
Supplemental data:
Net assets, end of period (000’s)	$4,665,569	$1,182,128	$4,088,692	$9,953,778	$3,609,757	$3,913,629

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.000 [1]	0.001	0.017	0.020	0.010
Net realized gain (loss)	(0.000)[1]	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.009	0.000 [1]	0.001	0.017	0.020	0.010
Dividends from net investment income	(0.009)	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.85%	0.03%	0.06%	1.66%	2.06%	1.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.07%	0.11%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	1.78%[4]	0.03%	0.07%	1.50%	2.00%	1.04%
Supplemental data:
Net assets, end of period (000’s)	$14,258,877	$11,895,704	$18,934,966	$15,924,921	$5,627,247	$9,248,153

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.010	0.001	0.001	0.018	0.023	0.013
Net realized gain (loss)	—	—	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.010	0.001	0.001	0.018	0.023	0.013
Dividends from net investment income	(0.010)	(0.001)	(0.001)	(0.018)	(0.023)	(0.013)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.001)	(0.001)	(0.018)	(0.023)	(0.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.95%	0.05%	0.13%	1.86%	2.23%	1.28%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	2.38%[4]	0.03%	0.14%	1.72%	2.21%	1.25%
Supplemental data:
Net assets, end of period (000’s)	$1,921,475	$342,748	$1,421,887	$1,261,243	$554,709	$403,597

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.006	0.000 [1]	0.000 [1]	0.012	0.013	0.009
Net realized gain (loss)	0.000 [1]	0.000 [1]	—	—	—	—
Net increase (decrease) from operations	0.006	0.000 [1]	0.000 [1]	0.012	0.013	0.009
Dividends from net investment income	(0.006)	(0.000)[1]	(0.000)[1]	(0.012)	(0.013)	(0.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.55%	0.04%	0.02%	1.19%	1.34%	0.87%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.07%	0.12%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	1.12%[4]	0.06%	0.03%	1.12%	1.28%	0.89%
Supplemental data:
Net assets, end of period (000’s)	$297,620	$189,491	$35,891	$280,243	$406,314	$1,263,859

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (31.42% for Prime Preferred Fund, 74.71% for ESG Prime Preferred Fund, 53.88% for Government Preferred Fund, 57.72% for Treasury Preferred Fund, 35.61% for Prime CNAV Preferred Fund and 32.09% for Tax-Free Preferred Fund at October 31, 2022).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2022, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2022, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$145,748
ESG Prime Preferred Fund	110,748
Government Preferred Fund	317,350
Treasury Preferred Fund	756,510
Prime CNAV Preferred Fund	112,418
Tax-Free Preferred Fund	8,880

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2022, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds, including expenses allocated from Master Funds, do not exceed 0.14% through August 31, 2023 for each of the Funds. The

25

UBS Preferred Funds

Notes to financial statements (unaudited)

fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2022, UBS AM owed the Funds and for the period ended October 31, 2022, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$81,248	$349,340
ESG Prime Preferred Fund	67,556	331,500
Government Preferred Fund	256,864	573,728
Treasury Preferred Fund	448,759	2,683,760
Prime CNAV Preferred Fund	63,470	221,179
Tax-Free Preferred Fund	30,016	52,934

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2022, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2022 and April 30, 2022 were as follows:

Prime Preferred Fund

	For the six months ended October 31, 2022:
	Shares	Amount
Shares sold	3,458,944,686	$3,458,799,791
Shares repurchased	(2,078,244,984)	(2,078,147,580)
Dividends reinvested	11,902,103	11,902,111
Net increase (decrease)	1,392,601,805	$1,392,554,322

	For the year ended April 30, 2022:
	Shares	Amount
Shares sold	2,104,638,847	$2,104,889,987
Shares repurchased	(2,605,795,524)	(2,606,096,350)
Dividends reinvested	514,205	514,216
Net increase (decrease)	(500,642,472)	$(500,692,147)

26

UBS Preferred Funds

Notes to financial statements (unaudited)

ESG Prime Preferred Fund

	For the six months ended October 31, 2022:
	Shares	Amount
Shares sold	3,594,164,301	$3,594,854,612
Shares repurchased	(2,887,957,681)	(2,888,514,684)
Dividends reinvested	10,661,880	10,663,999
Net increase (decrease)	716,868,500	$717,003,927

	For the year ended April 30, 2022:
	Shares	Amount
Shares sold	2,383,868,261	$2,384,656,777
Shares repurchased	(1,464,440,601)	(1,464,930,918)
Dividends reinvested	567,073	567,262
Net increase (decrease)	919,994,733	$920,293,121

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	13,520,107,944	114,562,195,013
Shares repurchased	(10,051,043,776)	(117,468,958,268)
Dividends reinvested	14,376,417	254,568
Net increase (decrease) in shares outstanding	3,483,440,585	(2,906,508,687)

Treasury Preferred Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	40,000,017,020	54,025,986,478
Shares repurchased	(37,699,816,316)	(61,067,159,548)
Dividends reinvested	62,984,590	1,915,678
Net increase (decrease) in shares outstanding	2,363,185,294	(7,039,257,392)

Prime CNAV Preferred Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	3,088,287,179	678,996,581
Shares repurchased	(1,517,360,663)	(1,758,292,049)
Dividends reinvested	7,800,139	158,837
Net increase (decrease) in shares outstanding	1,578,726,655	(1,079,136,631)

27

UBS Preferred Funds

Notes to financial statements (unaudited)

Tax-Free Preferred Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	447,357,406	289,136,862
Shares repurchased	(340,124,616)	(135,543,647)
Dividends reinvested	895,951	6,494
Net increase (decrease) in shares outstanding	108,128,741	153,599,709

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal period ended April 30, 2022 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Preferred Fund	$—	$792,829	$—
ESG Prime Preferred Fund	—	1,013,638	—
Government Preferred Fund	—	569,994	678
Treasury Preferred Fund	—	4,419,309	4,794
Prime CNAV Preferred Fund	—	235,109	—
Tax-Free Preferred Fund	22,495	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2023.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value October 31, 2022	Expenses paid during period 05/01/22 to 10/31/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,010.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,009.30	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.15	0.05	0.01

Treasury Master Fund
Actual	$1,000.00	$1,008.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	5 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.5%
United Kingdom	6.5
Australia	6.5
Canada	6.4
Japan	6.0
Total	82.9%

Portfolio composition[2]
Repurchase agreements	41.8%
Commercial paper	40.8
Certificates of deposit	14.9
Time deposits	2.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Portfolio is actively managed and its composition will vary over time.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	7 days

Top five issuer breakdown by country or territory of origin[2]
United States	61.4%
Japan	8.9
Canada	7.6
Australia	6.0
Singapore	5.6
Total	89.5%

Portfolio composition[2]
Commercial paper	49.0%
Repurchase agreements	35.9
Certificates of deposit	13.5
Time deposits	2.9
Liabilities in excess of other assets	(1.3)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

34

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	78.1%
U.S. government agency obligations	16.2
U.S. Treasury obligations	5.6
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Repurchase agreements	68.4%
U.S. Treasury obligations	30.2
Other assets in excess of liabilities	1.4
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	6 days

Top five issuer breakdown by country or territory of origin[2]
United States	49.6%
Japan	7.8
Canada	7.6
Australia	5.9
France	5.5
Total	76.4%

Portfolio composition[2]
Commercial paper	58.4%
Repurchase agreements	20.5
Certificates of deposit	12.6
Time deposits	8.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Municipal bonds	96.8%
Tax-exempt commercial paper	2.8
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

38

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—14.9%
Banking-non-U.S.—13.3%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$32,000,000	$31,996,354
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	25,000,000	24,974,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	29,000,000	29,006,455
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.510%, 3.560%, due 11/01/22[1]	32,000,000	31,997,828
Mizuho Bank Ltd.
SOFR + 0.300%, 3.340%, due 11/01/22[1]	38,000,000	37,987,457
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	75,000,000	74,968,751
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	39,000,000	38,965,572
SOFR + 0.500%, 3.540%, due 11/01/22[1]	9,000,000	8,999,537
SOFR + 0.510%, 3.550%, due 11/01/22[1]	20,000,000	20,004,655
SOFR + 0.550%, 3.600%, due 11/01/22[1]	40,000,000	40,004,277
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	17,000,000	17,001,384
SOFR + 0.450%, 3.490%, due 11/01/22[1]	39,000,000	38,969,474
SOFR + 0.470%, 3.510%, due 11/01/22[1]	25,000,000	25,001,910
SOFR + 0.480%, 3.520%, due 11/01/22[1]	25,000,000	25,005,473
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	40,000,000	40,001,007
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	38,000,000	37,990,593
SOFR + 0.500%, 3.550%, due 11/01/22[1]	32,000,000	31,996,075
SOFR + 0.510%, 3.560%, due 11/01/22[1]	26,000,000	26,007,718
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,004,741
SOFR + 0.550%, 3.600%, due 11/01/22[1]	39,000,000	38,972,456
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	32,000,000	32,003,485
SOFR + 0.460%, 3.510%, due 11/01/22[1]	33,000,000	32,979,810

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$39,000,000	$38,988,247
SOFR + 0.510%, 3.560%, due 11/01/22[1]	40,000,000	39,986,538
Svenska Handelsbanken
SOFR + 0.250%, 3.290%, due 11/01/22[1]	20,000,000	19,981,032
SOFR + 0.430%, 3.470%, due 11/01/22[1]	26,000,000	26,000,453
SOFR + 0.500%, 3.540%, due 11/01/22[1]	39,000,000	38,974,890
SOFR + 0.530%, 3.570%, due 11/01/22[1]	43,000,000	42,974,072
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	32,000,000	32,001,183
Toronto Dominion Bank 3.300%, due 11/01/22[2]	27,000,000	26,983,328
3.640%, due 11/01/22[2]	40,000,000	39,982,008
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	16,000,000	16,000,827

		1,058,712,521

Banking-U.S.—1.6%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	25,000,000	25,003,146
SOFR + 0.450%, 3.500%, due 11/01/22[1]	31,000,000	31,004,303
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	26,992,450
SOFR + 0.630%, 3.680%, due 11/01/22[1]	40,000,000	39,997,224

		122,997,123
Total Certificates of deposit (cost—$1,182,000,367)		1,181,709,644

Commercial paper—40.8%
Asset-backed-miscellaneous—14.1%
Antalis SA 2.870%, due 11/02/22[3]	22,700,000	22,696,062
2.920%, due 11/04/22[3]	19,040,000	19,033,091
2.950%, due 11/07/22[3]	18,000,000	17,987,820
2.950%, due 11/09/22[3]	37,000,000	36,967,495
3.120%, due 11/29/22[3]	34,000,000	33,897,018
3.300%, due 11/07/22[3]	52,000,000	51,964,813
4.020%, due 01/03/23	28,000,000	27,795,364
4.020%, due 01/05/23	14,000,000	13,893,432
Barton Capital SA 2.930%, due 11/16/22[3]	25,000,000	24,959,600

39

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC 3.300%, due 11/16/22	$59,000,000	$58,905,442
Gotham Funding Corp. 4.120%, due 01/10/23	39,000,000	38,665,028
Liberty Street Funding LLC 3.055%, due 11/28/22[3]	18,000,000	17,947,556
3.060%, due 11/30/22[3]	13,000,000	12,959,158
LMA-Americas LLC 2.850%, due 11/02/22[3]	50,000,000	49,991,225
2.930%, due 11/18/22[3]	19,000,000	18,965,002
3.080%, due 11/29/22[3]	15,000,000	14,954,204
3.150%, due 12/01/22[3]	18,800,000	18,738,337
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,3]	29,000,000	29,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,3]	42,000,000	42,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	28,987,354
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	20,000,000	20,002,711
Sheffield Receivables Co. LLC
2.950%, due 11/16/22[3]	49,000,000	48,920,576
2.960%, due 11/22/22[3]	44,000,000	43,899,758
3.100%, due 12/07/22[3]	34,000,000	33,863,682
Starbird Funding Corp. 3.080%, due 11/30/22[3]	34,000,000	33,893,183
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	14,000,000	14,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	39,000,000	39,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	29,000,000
4.000%, due 01/17/23	22,000,000	21,811,778
Versailles Commercial Paper LLC 2.870%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	25,000,000	24,907,323
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	35,000,000	35,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	29,000,000	29,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[3]	25,000,000	24,995,635
2.930%, due 11/18/22[3]	39,000,000	38,929,234

		1,116,530,264

Banking-non-U.S.—26.1%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	$38,000,000	$37,971,270
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	28,000,000	27,973,921
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	27,000,000	26,978,903
SOFR + 0.410%, 3.460%, due 11/01/22[1]	26,000,000	26,005,517
SOFR + 0.500%, 3.550%, due 11/01/22[1]	26,000,000	25,997,088
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	25,005,278
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	24,993,182
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	40,000,000	40,000,000
Barclays Bank PLC 2.950%, due 11/10/22[3]	50,000,000	49,953,875
2.980%, due 11/16/22[3]	50,000,000	49,923,422
3.270%, due 11/08/22	39,000,000	38,975,203
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,3]	34,000,000	34,002,236
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22[3]	28,000,000	27,992,830
Commonwealth Bank of Australia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	46,000,000	46,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,3]	29,000,000	29,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	31,000,000	30,933,619
DBS Bank Ltd. 3.000%, due 11/23/22[3]	21,000,000	20,951,311
3.550%, due 12/15/22	40,000,000	39,809,750
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22[3]	31,000,000	30,991,700
3.050%, due 11/01/22	60,000,000	59,994,860
3.050%, due 11/02/22	85,000,000	84,985,130
Mitsubishi UFJ Trust & Banking Corp. 3.600%, due 12/05/22	39,000,000	38,860,770
Mizuho Bank Ltd. 2.900%, due 11/15/22[3]	31,000,000	30,953,668
2.970%, due 12/02/22[3]	33,000,000	32,889,208
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,3]	27,000,000	27,002,673
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	26,000,000	26,000,945

40

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	$29,000,000	$29,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	25,000,000	25,000,475
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	39,000,000	38,987,642
SOFR + 0.530%, 3.580%, due 11/01/22[1,3]	33,000,000	33,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	29,000,000	29,008,720
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	40,000,000	40,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	20,000,000	19,993,729
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,3]	25,000,000	24,996,677
SOFR + 0.440%, 3.480%, due 11/01/22[1,3]	27,000,000	27,001,754
SOFR + 0.570%, 3.610%, due 11/01/22[1,3]	31,000,000	31,000,599
SOFR + 0.610%, 3.650%, due 11/01/22[1,3]	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22[3]	38,000,000	37,969,505
Svenska Handelsbanken AB
SOFR + 0.510%, 3.550%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	40,000,000	39,959,333
SOFR + 0.390%, 3.440%, due 11/01/22[1]	25,000,000	25,000,679
SOFR + 0.500%, 3.550%, due 11/01/22[1]	25,000,000	25,007,110
SOFR + 0.610%, 3.650%, due 11/01/22[1]	40,000,000	39,989,985
United Overseas Bank Ltd. 3.110%, due 12/08/22	35,000,000	34,860,091
3.220%, due 12/14/22	25,000,000	24,882,758
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,3]	34,000,000	34,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	$40,000,000	$39,999,337
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	38,000,000	37,973,719
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	16,000,000	16,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	30,000,000	30,001,993
SOFR + 0.660%, 3.710%, due 11/01/22[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	39,000,000	39,000,000

		2,074,780,465

Banking-U.S.—0.6%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,3]	27,000,000	26,999,776
Collateralized Commercial Paper V Co. LLC
SOFR + 0.500%, 3.550%, due 11/01/22[1]	24,000,000	23,995,367

		50,995,143
Total commercial paper (cost—$3,242,933,649)		3,242,305,872

Time deposits—2.9%
Banking-non-U.S.—2.9%
ABN AMRO Bank NV 3.060%, due 11/01/22	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 3.050%, due 11/01/22	92,000,000	92,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	40,000,000	40,000,000
Total time deposits (cost—$232,000,000)		232,000,000

Repurchase agreements—41.8%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 12/05/22, collateralized by 3 shares of an equity security and $60,237,000 various asset-backed convertible bonds zero coupon to 4.630% due 11/15/25 to 09/30/29; (value $57,130,219); proceed $50,132,222[4]	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $80,916,605 various asset-backed convertible bonds, 0.250% to 9.000% due 07/15/24 to 05/01/28, 16,878 shares of various equity securities; (value—$61,195,765); proceed: $54,138,600[4]	54,000,000	54,000,000

41

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $94,526,175 various asset-backed convertible bonds, 2.000% to 11.500% due 02/15/23 to 11/06/33 and 5 shares of an equity security; (value—$81,000,162); proceeds: $81,208,125[4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 02/03/23, collateralized by $221,231,893 various asset-backed convertible bonds, zero coupon to 9.000% due 03/12/23 to 06/30/51; (value—$186,763,929); proceeds: $175,506,333[4]	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.200% due 11/01/22, collateralized by $224,591,765 various asset-backed convertible bonds, 0.010% to 13.375% due 12/15/22 to 12/31/99 and 4,500,000 shares of various equity securities; (value—$188,905,444); proceeds: $175,015,556	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $965,713,410 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 09/15/38 to 07/25/52, $1,463,317,694 Federal National Mortgage Association obligations, 1.814% to 5.500% due 11/25/32 to 09/25/52 and $1,173,416,383 Government National Mortgage Association obligations, 2.500% to 5.000 due 10/20/42 to 02/20/52; (value—$309,000,000); proceeds: $300,025,417	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $2,521,446,400 U.S. Treasury Notes, 0.250% to 2.500% due 08/15/23 to 11/15/31; (value—$2,485,210,587); proceeds: $2,485,210,535	$2,485,000,000	$2,485,000,000
Total repurchase agreements (cost—$3,314,000,000)		3,314,000,000
Total investments (cost—$7,970,934,016 which approximates cost for federal income tax purposes)—100.4%		7,970,015,516

Liabilities in excess of other assets—(0.4)%		(31,430,114)
Net assets—100.0%		$7,938,585,402

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

42

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,181,709,644	$—	$1,181,709,644
Commercial paper	—	3,242,305,872	—	3,242,305,872
Time deposits	—	232,000,000	—	232,000,000
Repurchase agreements	—	3,314,000,000	—	3,314,000,000
Total	$—	$7,970,015,516	$—	$7,970,015,516

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 6.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

43

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—13.5%
Banking-non-U.S.—12.1%
Bank of Montreal
SOFR + 0.200%, 3.250%, due 11/01/22[1]	$5,000,000	$5,000,059
Bank of Nova Scotia
SOFR + 0.250%, 3.300%, due 11/01/22[1]	4,000,000	3,997,044
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	10,998,747
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	5,000,000	4,994,986
SOFR + 0.550%, 3.600%, due 11/01/22[1]	10,000,000	10,002,226
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	8,000,000	8,001,822
SOFR + 0.510%, 3.560%, due 11/01/22[1]	9,000,000	8,999,389
MUFG Bank Ltd.
SOFR + 0.420%, 3.460%, due 11/01/22[1]	7,000,000	7,000,519
SOFR + 0.710%, 3.750%, due 11/01/22[1]	25,000,000	24,989,584
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	13,000,000	12,988,524
SOFR + 0.510%, 3.550%, due 11/01/22[1]	4,000,000	4,000,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	14,000,000	14,001,497
SOFR + 0.580%, 3.630%, due 11/01/22[1]	11,000,000	11,002,388
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	5,000,000	5,000,407
SOFR + 0.450%, 3.490%, due 11/01/22[1]	13,000,000	12,989,824
Royal Bank of Canada
SOFR + 0.220%, 3.270%, due 11/01/22[1]	5,000,000	4,996,422
SOFR + 0.700%, 3.750%, due 11/01/22[1]	14,000,000	14,000,352
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	13,000,000	12,996,782
SOFR + 0.500%, 3.550%, due 11/01/22[1]	11,000,000	10,998,651
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,002,375
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,001,405
SOFR + 0.550%, 3.600%, due 11/01/22[1]	13,000,000	12,990,819
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	7,000,000	7,000,762

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$14,000,000	$13,995,781
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	12,995,625
SOFR + 0.600%, 3.650%, due 11/01/22[1]	10,000,000	9,999,122
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	6,000,000	6,000,104
SOFR + 0.500%, 3.540%, due 11/01/22[1]	13,000,000	12,991,630
SOFR + 0.530%, 3.570%, due 11/01/22[1]	14,000,000	13,991,558
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	11,000,000	11,000,407
Toronto Dominion Bank
3.300%, due 11/01/22	5,000,000	4,996,912
3.640%, due 11/01/22	13,000,000	12,994,153
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	4,000,000	4,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	5,000,000	5,000,258

		330,921,065

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.200%, 3.250%, due 11/01/22[1]	5,000,000	5,000,178
SOFR + 0.350%, 3.400%, due 11/01/22[1]	5,000,000	5,000,629
SOFR + 0.450%, 3.500%, due 11/01/22[1]	6,000,000	6,000,833
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	7,997,763
SOFR + 0.630%, 3.680%, due 11/01/22[1]	14,000,000	13,999,028

		37,998,431
Total Certificates of deposit (cost—$369,000,074)		368,919,496

Commercial paper—49.0%
Asset-backed-miscellaneous—16.6%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/15/22	6,299,000	6,289,559
Antalis SA
2.870%, due 11/02/22	8,000,000	7,998,612
2.950%, due 11/07/22	6,250,000	6,245,771
3.120%, due 11/29/22	12,000,000	11,963,653
3.300%, due 11/07/22	17,460,000	17,448,185
4.020%, due 01/05/23	4,580,000	4,545,137
4.510%, due 01/18/23	11,000,000	10,893,403
Atlantic Asset Securitization LLC
SOFR + 0.360%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000

44

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
Barton Capital SA 2.920%, due 11/08/22	$28,000,000	$27,977,961
3.070%, due 11/01/22	15,000,000	14,998,715
Chariot Funding LLC 3.300%, due 11/16/22	19,000,000	18,969,549
Gotham Funding Corp. 4.120%, due 01/10/23	13,000,000	12,888,343
Liberty Street Funding LLC 2.850%, due 11/15/22	18,000,000	17,973,045
3.055%, due 11/28/22	7,000,000	6,979,605
3.060%, due 11/30/22	4,000,000	3,987,433
LMA-Americas LLC 2.930%, due 11/18/22	7,000,000	6,987,106
3.080%, due 11/29/22	5,000,000	4,984,735
3.150%, due 12/01/22	6,000,000	5,980,320
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	9,995,640
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	6,000,000	6,000,813
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,003,189
Sheffield Receivables Co. LLC 2.850%, due 11/01/22	17,695,000	17,693,499
2.950%, due 11/16/22	11,000,000	10,982,170
2.960%, due 11/22/22	15,000,000	14,965,827
3.100%, due 12/07/22	12,000,000	11,951,888
Starbird Funding Corp. 3.050%, due 11/01/22	25,000,000	24,997,879
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
4.000%, due 01/17/23	6,000,000	5,948,667
Versailles CDS LLC 2.870%, due 11/01/22	7,000,000	6,999,404
Versailles Commercial Paper LLC 2.850%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	9,000,000	8,966,636
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	10,000,000	10,000,000

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.930%, due 11/18/22	$13,000,000	$12,976,412

		453,591,539

Banking-non-U.S.—31.0%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	12,990,171
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	9,990,686
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	8,000,000	7,993,749
SOFR + 0.410%, 3.460%, due 11/01/22[1]	7,000,000	7,001,485
3.740%, due 05/02/23	25,000,000	24,997,383
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	5,000,000	5,001,056
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	10,992,097
Barclays Bank PLC 2.850%, due 11/02/22	21,000,000	20,996,363
2.950%, due 11/10/22	18,000,000	17,983,395
3.270%, due 11/08/22	13,000,000	12,991,734
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,2]	11,000,000	11,000,723
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	4,000,000	3,998,976
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	5,000,000	4,999,040
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	16,000,000	16,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	18,000,000	17,961,456
DBS Bank Ltd. 3.000%, due 11/23/22	12,000,000	11,972,178
3.550%, due 12/15/22	13,000,000	12,938,169
Federation Des Caisses 3.060%, due 11/03/22	20,000,000	19,994,645
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22	11,000,000	10,997,055
3.050%, due 11/01/22	40,000,000	39,996,573
3.050%, due 11/02/22	25,000,000	24,995,626
Mitsubishi UFJ Trust & Banking Corp. 2.870%, due 11/03/22	10,000,000	9,997,427
3.600%, due 12/05/22	13,000,000	12,953,590

45

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd. 2.965%, due 11/25/22	$12,000,000	$11,969,167
2.970%, due 12/02/22	11,000,000	10,963,069
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	8,000,000	8,000,792
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	6,000,000	6,000,218
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	8,000,000	7,999,845
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.200%, 3.250%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	5,000,000	5,000,095
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	13,000,000	12,995,881
SOFR + 0.530%, 3.580%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	10,000,000	10,003,007
NRW Bank 2.980%, due 11/03/22	35,000,000	34,990,792
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	4,996,343
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	8,000,000	8,000,852
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	13,000,000	13,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	5,000,000	4,999,335
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	8,000,000	8,000,520
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,213
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	14,000,000	14,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22	13,000,000	12,989,567
2.970%, due 11/17/22	12,000,000	11,980,864

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	$5,000,000	$5,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	4,000,000	4,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	13,000,000	12,986,783
SOFR + 0.390%, 3.440%, due 11/01/22[1]	7,000,000	7,000,190
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	8,002,275
SOFR + 0.560%, 3.610%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	13,000,000	12,996,745
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	5,000,000	5,000,677
United Overseas Bank Ltd. 2.810%, due 11/02/22	17,000,000	16,997,026
3.220%, due 12/14/22	7,000,000	6,967,172
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	7,000,000	7,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	7,000,000	6,997,381
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	6,000,000	6,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	13,000,000	12,999,785
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	13,000,000	12,991,009
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,731
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	14,000,000	14,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	14,000,000	14,000,000

		846,573,911

Banking-U.S.—1.4%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	5,000,098
SOFR + 0.250%, 3.300%, due 11/01/22[1,2]	5,000,000	5,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	8,000,000	8,000,163

46

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$9,000,000	$8,998,263
SOFR + 0.630%, 3.680%, due 11/01/22[1]	12,000,000	12,001,409

		38,999,933
Total commercial paper (cost—$1,339,390,527)		1,339,165,383

Time deposit—2.9%
Banking-non-U.S.—2.9%
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22 (cost—$80,000,000)	80,000,000	80,000,000

Repurchase agreements—35.9%
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $747,637,100 U.S. Treasury Notes, 0.500% to 3.000% due 07/15/25 to 11/15/31; (value—$637,500,047; proceeds: $625,052,951	625,000,000	625,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by 368,436,100 U.S. Treasury Notes, 1.125% to 1.250 due 01/15/25 to 04/30/28; (value—$337,620,052); proceeds: $331,027,583	331,000,000	331,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 11/07/22, collateralized by $1,000 asset-backed convertible bond 2.625% due 02/15/28 and 22,207 shares of equity security; (value—$1,100,042); proceeds: $1,003,306[3]	$1,000,000	$1,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 01/06/23, collateralized by $28,420,000 various asset-backed convertible bonds, 0.500% to 6.875% due 01/17/23 to 09/15/15 and 99,000 shares of an equity security; (value—$26,390,729); proceeds: $26,245,417[3]	25,000,000	25,000,000
Total repurchase agreements (cost—$982,000,000)		982,000,000
Total investments (cost—$2,770,390,601 which approximates cost for federal income tax purposes)—101.3%		2,770,084,879

Liabilities in excess of other assets—(1.3)%		(36,204,810)
Net assets—100.0%		$2,733,880,069

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

47

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$368,919,496	$—	$368,919,496
Commercial paper	—	1,339,165,383	—	1,339,165,383
Time deposit	—	80,000,000	—	80,000,000
Repurchase agreements	—	982,000,000	—	982,000,000
Total	$—	$2,770,084,879	$—	$2,770,084,879

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $557,960,197, represented 20.4% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

48

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—16.2%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.013%, 3.063%, due 11/01/22[1]	$62,000,000	$62,000,000
SOFR + 0.025%, 3.075%, due 11/01/22[1]	232,000,000	231,988,888
SOFR + 0.030%, 3.080%, due 11/01/22[1]	63,000,000	63,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	52,000,000	52,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	40,000,000	40,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	30,000,000	30,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	5,500,000	5,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.070%, 3.120%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.090%, 3.140%, due 11/01/22[1]	22,000,000	22,000,000
SOFR + 0.100%, 3.150%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.105%, 3.155%, due 11/01/22[1]	19,500,000	19,500,000
Federal Home Loan Bank Discount Notes 2.750%, due 12/15/22[2]	25,000,000	24,915,972
3.720%, due 12/23/22[2]	50,000,000	49,731,334
4.050%, due 01/27/23[2]	30,000,000	29,706,375
4.400%, due 04/26/23[2]	8,000,000	7,827,911
Federal Home Loan Banks 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.030%, 3.080%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	149,000,000	149,000,000
SOFR + 0.045%, 3.095%, due 11/01/22[1]	116,000,000	116,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	71,000,000	71,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	84,500,000	84,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.700%, 3.120%, due 11/01/22[1]	82,000,000	82,000,000
Total U.S. government agency obligations (cost—$1,404,670,480)		1,404,670,480

U.S. Treasury obligations—5.6%
U.S. Treasury Bills 1.450%, due 11/03/22[3]	43,000,000	42,996,608
2.941%, due 12/01/22[3]	59,000,000	58,858,400
3.029%, due 12/08/22[3]	64,000,000	63,804,969

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[1]	$226,000,000	$225,876,691
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[1]	100,000,000	100,007,740
Total U.S. Treasury obligations (cost—$491,544,408)		491,544,408

Repurchase agreements—78.1%
Repurchase agreement dated 10/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.040% due 11/01/22, collateralized by $10,450,980 Federal Home Loan Mortgage Corp. obligations, 2.968% to 5.000% due 09/15/44 to 10/01/52, $31,210,411 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/25 to 10/25/52 and $86,770,556 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/42 to 06/16/61; (value—$71,400,000); proceeds: $70,005,911	70,000,000	70,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.190% due 01/30/23, collateralized by $454,997,498 Federal Home Loan Mortgage Corp. obligations, 0.100% to 11.100% due 03/25/29 to 03/25/54, $336,878,002 Federal National Mortgage Association obligations, 0.253% to 5.000% due 04/25/36 to 08/25/52 and $1,555,395,980 Government National Mortgage Association obligations, zero coupon to 5.000% due 02/20/34 to 03/16/64; (value— $103,000,001); proceeds: $100,248,111[4]	100,000,000	100,000,000
Repurchase agreement dated 10/31/22 with Toronto-Dominion Bank, 3.050% due 11/01/22, collateralized by $119,600,000 Federal Home Loan Mortgage Corp. obligations, 3.762% to 4.350% due 07/15/36 to 03/15/45 and $533,950,865 Federal National Mortgage Association obligations, 1.500% to 5.500% due 04/25/23 to 02/25/51; (value— $102,000,000); proceeds: $100,008,472	100,000,000	100,000,000

49

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.060% due 12/05/22, collateralized by $17,604,808 Federal National Mortgage Association obligations, 3.000% to 3.500% due 01/25/43 to 06/25/48 and $103,114,609 Government National Mortgage Association obligations, 2.000% to 5.000% due 03/20/41 to 10/20/52; (value—$102,000,000); proceeds: $101,819,000[4]	$100,000,000	$100,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, 3.060% due 11/07/22, collateralized by $282,219,454 Federal National Mortgage Association obligations, 2.000% to 6.000% due 08/01/36 to 09/01/52; (value— $204,000,001); proceeds: $200,476,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.060% due 11/01/22, collateralized by $1,890,001,757 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.997% due 05/25/23 to 03/25/58, $1,558,033,365 Federal National Mortgage Association obligations, zero coupon to 5.000% due 08/25/24 to 01/25/52 and $2,297,529,578 Government National Mortgage Association obligations, zero coupon to 5.500% due 07/20/39 to 03/16/64; (value—$515,000,001); proceeds: $500,042,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.050% due 11/01/22, collateralized by $503,178,015 Federal Home Loan Mortgage Corp. obligations, 3.500% to 6.500% due 01/01/28 to 10/01/52, $1,554,162,388 Federal National Mortgage Association obligations, 1.500% to 7.500% due 07/01/28 to 03/01/61 and $75,335,770 Government National Mortgage Association obligations, 2.500% to 5.500% due 11/20/35 to 09/20/62; (value—$969,000,001); proceeds: $950,080,486	950,000,000	950,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $1,063,905,500 U.S. Treasury Bill, zero coupon due 01/26/23; (value— $1,053,660,090); proceeds: $1,033,086,370	$1,033,000,000	$1,033,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by 4,058,989,300 U.S. Treasury Notes, 1.625% to 2.250% due 08/15/27 to 08/15/29; (value—$3,730,316,043); proceeds: $3,730,316,014	3,730,000,000	3,730,000,000
Total repurchase agreements (cost—$6,783,000,000)		6,783,000,000
Total investments (cost—$8,679,214,888 which approximates cost for federal income tax purposes)—99.9%		8,679,214,888

Other assets in excess of liabilities—0.1%		7,542,039
Net assets—100.0%		$8,686,756,927

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

50

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,404,670,480	$—	$1,404,670,480
U.S. Treasury obligations	—	491,544,408	—	491,544,408
Repurchase agreements	—	6,783,000,000	—	6,783,000,000
Total	$—	$8,679,214,888	$—	$8,679,214,888

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

51

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. Treasury obligations—30.2%
U.S. Treasury Bills 1.411%, due 11/10/22[1]	$338,000,000	$337,883,221
1.450%, due 11/03/22[1]	216,000,000	215,982,960
1.522%, due 11/17/22[1]	210,000,000	209,860,933
1.563%, due 11/25/22[1]	215,000,000	214,780,700
1.615%, due 12/01/22[1]	208,000,000	207,726,133
1.749%, due 12/08/22[1]	215,000,000	214,622,138
2.541%, due 11/03/22[1]	244,000,000	243,966,247
2.633%, due 11/10/22[1]	362,000,000	361,766,510
2.659%, due 11/17/22[1]	168,000,000	167,805,493
2.798%, due 11/25/22[1]	249,000,000	248,545,160
2.845%, due 12/13/22[1]	245,000,000	244,205,383
2.941%, due 12/01/22[1]	251,000,000	250,397,600
2.958%, due 12/20/22[1]	241,000,000	240,052,000
3.029%, due 12/08/22[1]	249,000,000	248,241,207
3.041%, due 12/27/22[1]	253,000,000	251,831,140
3.055%, due 11/22/22[1]	4,500,000	4,492,121
U.S. Treasury Notes
3 mo. Treasury money market yield – 0.075%, 3.966%, due 11/01/22[2]	200,000,000	199,999,986
3 mo. Treasury money market yield + 0.029%, 4.070%, due 11/01/22[2]	614,210,000	614,220,815
3 mo.Treasury money market yield + 0.034%, 4.075%, due 11/01/22[2]	468,575,000	468,580,619
3 mo.Treasury money market yield + 0.035%, 4.076%, due 11/01/22[2]	500,000,000	499,992,423
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[2]	935,000,000	934,542,350
3 mo.Treasury money market yield + 0.049%, 4.090%, due 11/01/22[2]	852,950,000	852,968,352
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[2]	250,000,000	250,019,349
Total U.S. Treasury obligations (cost—$7,482,482,840)		7,482,482,840

Repurchase agreements—68.4%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.000% due 11/01/22, collateralized by $171,352,400, U.S. Treasury Bond, 3.625% due 02/15/44; (value—$153,000,030); proceeds: $150,012,500	150,000,000	150,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by $262,499,300 U.S. Treasury Note, 4.375% due 10/31/24; (value—$262,242,051); proceeds: $257,121,425	257,100,000	257,100,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $955,764,100 U.S. Treasury Bill, zero coupon due 01/26/23; (value—$946,560,092); proceeds: $928,077,591	$928,000,000	$928,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $1,096,722,200 U.S. Treasury Bonds, 1.250% to 4.625% due 02/15/40 to 08/15/50 and $1,219,269,000 U.S. Treasury Notes, 0.125% to 2.875% due 12/31/22 to 08/15/28; (value—$1,912,500,008); proceeds: $1,875,158,854	1,875,000,000	1,875,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $14,337,943,100 U.S. Treasury Notes, 1.625% to 2.625% due 11/15/22 to 08/15/29; (value—$13,716,162,050); proceeds: $13,716,161,965	$13,715,000,000	$13,715,000,000
Total repurchase agreements (cost—$16,925,100,000)		16,925,100,000
Total investments (cost—$24,407,582,840 which approximates cost for federal income tax purposes)—98.6%		24,407,582,840

Other assets in excess of liabilities—1.4%		353,016,899
Net assets—100.0%		$24,760,599,739

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

52

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$7,482,482,840	$—	$7,482,482,840
Repurchase agreements	—	16,925,100,000	—	16,925,100,000
Total	$—	$24,407,582,840	$—	$24,407,582,840

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

53

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—12.6%
Banking-non-U.S.—11.5%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$19,000,000	$19,000,000
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	19,000,000	19,000,000
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	50,000,000	50,000,000
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1]	6,000,000	6,000,110
SOFR + 0.550%, 3.600%, due 11/01/22[1]	21,000,000	21,000,000
SOFR + 0.580%, 3.630%, due 11/01/22[1]	17,000,000	17,000,000
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.470%, 3.510%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	12,000,000	12,000,000
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	26,000,000	26,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	19,000,000	19,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.600%, 3.650%, due 11/01/22[1]	$15,000,000	$15,000,000
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
Toronto Dominion Bank
3.300%, due 11/01/22	11,000,000	11,000,000
3.510%, due 11/01/22	20,000,000	20,000,000
3.640%, due 11/01/22	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.550%, 3.600%, due 11/01/22[1]	8,000,000	8,000,000

		622,000,110

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.630%, 3.680%, due 11/01/22[1]	27,000,000	27,000,000

		60,000,000
Total Certificates of deposit (cost—$682,000,110)		682,000,110

Commercial paper—58.4%
Asset-backed-miscellaneous—16.5%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/21/22	40,000,000	39,934,444
Antalis SA
2.870%, due 11/02/22[2]	13,000,000	12,998,964
2.920%, due 11/04/22[2]	11,000,000	10,997,323
2.950%, due 11/07/22[2]	10,000,000	9,995,083
2.950%, due 11/09/22[2]	8,000,000	7,994,756
3.120%, due 11/29/22[2]	21,000,000	20,949,040
3.300%, due 11/07/22[2]	35,000,000	34,980,750
4.020%, due 01/03/23	19,000,000	18,866,335
4.020%, due 01/05/23	9,000,000	8,934,675
4.510%, due 01/18/23	21,000,000	20,794,795
Atlantic Asset Securitization LLC
3.370%, due 11/15/22	26,000,000	25,965,926
Barton Capital SA
3.150%, due 11/04/22	50,000,000	49,986,875
3.450%, due 11/15/22	10,695,000	10,680,651
3.520%, due 11/14/22[2]	10,000,000	9,987,289

54

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC
3.300%, due 11/16/22	$34,000,000	$33,953,250
Gotham Funding Corp.
4.120%, due 01/10/23	26,000,000	25,791,711
Liberty Street Funding LLC
2.850%, due 11/15/22[2]	27,900,000	27,869,077
3.055%, due 11/28/22[2]	11,000,000	10,974,796
3.060%, due 11/30/22[2]	8,000,000	7,980,280
LMA-Americas LLC
2.930%, due 11/17/22[2]	19,500,000	19,474,607
2.930%, due 11/18/22[2]	12,000,000	11,983,397
3.080%, due 11/29/22[2]	10,000,000	9,976,044
3.150%, due 12/01/22[2]	12,000,000	11,968,500
3.470%, due 11/17/22[2]	16,520,000	16,494,522
3.600%, due 11/18/22[2]	10,430,000	10,412,269
Old Line Funding LLC
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	32,000,000	32,000,000
Sheffield Receivables Co. LLC
2.850%, due 11/01/22[2]	27,000,000	27,000,000
2.950%, due 11/16/22[2]	20,000,000	19,975,417
2.960%, due 11/22/22[2]	27,000,000	26,953,380
3.100%, due 12/07/22[2]	20,000,000	19,938,000
Starbird Funding Corp.
3.050%, due 11/01/22	25,000,000	25,000,000
3.080%, due 11/30/22[2]	21,000,000	20,947,897
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	15,000,000	15,000,000
4.000%, due 01/17/23	9,000,000	8,923,000
Versailles CDS LLC
2.870%, due 11/01/22	11,000,000	11,000,000
Versailles Commercial Paper LLC
2.850%, due 11/01/22	29,000,000	29,000,000
3.070%, due 12/05/22	16,000,000	15,953,609
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[2]	13,467,000	13,465,926
2.930%, due 11/18/22[2]	23,000,000	22,968,177

		894,070,765

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—40.2%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	$26,000,000	$26,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	23,000,000	23,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	20,000,000	19,990,071
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.410%, 3.460%, due 11/01/22[1]	9,000,000	9,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	20,000,000	20,000,000
Barclays Bank PLC
2.850%, due 11/02/22[2]	25,000,000	24,998,021
2.980%, due 11/16/22[2]	17,000,000	16,978,892
3.270%, due 11/08/22	24,000,000	23,984,740
Canadian Imperial Bank of Commerce
0.350%, due 11/03/22[2]	12,000,000	11,999,767
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	31,000,000	31,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank
3.030%, due 11/22/22	17,000,000	16,969,952
DBS Bank Ltd.
3.000%, due 11/23/22[2]	21,000,000	20,961,500
3.550%, due 12/15/22	23,000,000	22,900,205
DNB Bank ASA
2.910%, due 11/01/22	200,000,000	200,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.040%, due 11/01/22	175,000,000	175,000,000
Erste Finance Delaware LLC
3.080%, due 11/03/22	137,000,000	136,976,558
Federation Des Caisses
3.060%, due 11/03/22[2]	45,000,000	44,992,350
Federation des Caisses Desjardins du Quebec
2.820%, due 11/03/22[2]	17,000,000	16,997,337
3.050%, due 11/01/22	110,000,000	110,000,000
3.050%, due 11/02/22	40,000,000	39,996,611
Mitsubishi UFJ Trust & Banking Corp.
2.870%, due 11/03/22[2]	32,000,000	31,994,898

55

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd.
2.965%, due 11/25/22[2]	$21,000,000	$20,958,490
2.970%, due 12/02/22[2]	20,000,000	19,948,850
National Australia Bank Ltd.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	15,000,000	15,000,000
NRW Bank
2.980%, due 11/02/22	70,000,000	69,994,205
2.980%, due 11/03/22	65,000,000	64,989,239
2.980%, due 11/04/22	50,000,000	49,987,583
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	24,000,000	24,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	27,000,000	27,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
2.900%, due 11/09/22[2]	21,000,000	20,986,467
2.970%, due 11/17/22[2]	20,000,000	19,973,600
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	15,000,000	15,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	$24,000,000	$24,000,000
SOFR + 0.390%, 3.440%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	27,000,000	27,000,000
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000
Toronto-Dominion Bank
3.070%, due 11/01/22	60,000,000	60,000,000
3.070%, due 11/03/22	20,000,000	19,996,589
United Overseas Bank Ltd.
2.810%, due 11/02/22[2]	25,000,000	24,998,049
3.110%, due 12/08/22	15,000,000	14,952,054
3.220%, due 12/14/22	10,000,000	9,961,539
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
3.760%, due 05/02/23	27,000,000	27,000,000

		2,174,487,567

Banking-U.S.—1.7%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,2]	18,000,000	18,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	17,000,000	17,000,000
SOFR + 0.530%, 3.580%, due 11/01/22[1]	28,000,000	28,000,000

56

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.630%, 3.680%, due 11/01/22[1]	$18,000,000	$18,000,000

		91,000,000
Total commercial paper (cost—$3,159,558,332)		3,159,558,332

Time deposits—8.9%
Banking-non-U.S.—8.9%
ABN AMRO Bank NV
3.060%, due 11/01/22	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank
3.050%, due 11/01/22	135,000,000	135,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	145,000,000	145,000,000
Total time deposits (cost—$480,000,000)		480,000,000

Repurchase agreements—20.5%
Repurchase agreement dated 10/31/22 with Goldman Sachs & Co., 3.000% due 11/01/22, collateralized by $6,293,900 U.S. Treasury Bond, 2.500% due 02/15/45; (value—$4,590,040); proceeds: $4,500,375	4,500,000	4,500,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.160% due 11/01/22, collateralized by $57,471,526 various asset-backed convertible bonds, 3.000% to 7.529% due 11/05/29 to 08/25/52; (value—$26,813,184); proceeds: $25,002,194	25,000,000	25,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA., 3.200% due 11/01/22, collateralized by $56,094,248 various asset-backed convertible bonds, 3.876% to 8.000% due 12/15/22 to 06/25/33; (value—$54,000,089); proceeds: $50,004,444	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $29,289,510, various asset-backed convertible bonds, 0.500% to 13.000% due 11/16/22 to 12/31/99 and 827 shares of various equity securities; (value—$26,425,953); proceeds: $25,072,333[3]	25,000,000	25,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $72,070,773 various asset-backed convertible bonds, zero coupon to 10.500% due 11/15/22 to 12/31/99 and 51,389 shares of various equity securities; (value—$69,121,974); proceeds: $65,188,067[3]	$65,000,000	$65,000,000
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $967,572,100 U.S. Treasury Bills, zero coupon due 01/19/23 to 01/26/23; (value—$958,800,057); proceeds: $940,078,594	940,000,000	940,000,000
Total repurchase agreements (cost—$1,109,500,000)		1,109,500,000
Total investments (cost — $5,431,058,442 which approximates cost for federal income tax purposes)—100.4%		5,431,058,442

Liabilities in excess of other assets—(0.4)%		(21,455,763)
Net assets—100.0%		$5,409,602,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

57

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$682,000,110	$—	$682,000,110
Commercial paper	—	3,159,558,332	—	3,159,558,332
Time deposits	—	480,000,000	—	480,000,000
Repurchase agreements	—	1,109,500,000	—	1,109,500,000
Total	$—	$5,431,058,442	$—	$5,431,058,442

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,599,063,786, represented 29.6% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

58

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—96.8%
Alaska—2.2%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 1.660%, VRD	$5,250,000	$5,250,000
Series B, 1.660%, VRD	7,635,000	7,635,000
Series C, 1.660%, VRD	7,365,000	7,365,000

		20,250,000

Arizona—5.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 1.640%, VRD	19,810,000	19,810,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 1.640%, VRD	1,300,000	1,300,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 1.630%, VRD	27,470,000	27,470,000

		48,580,000

California—1.0%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 1.850%, VRD	7,900,000	7,900,000
City of Modesto Water Revenue, Refunding, COP, Series A, 1.950%, VRD	1,035,000	1,035,000

		8,935,000

Colorado—5.1%
City & County of Denver Co., Refunding, COP, Series A1, 1.640%, VRD	16,750,000	16,750,000
City & County of Denver Co., Refunding, COP, Series A2, 1.640%, VRD	2,900,000	2,900,000
City & County of Denver, Refunding, COP, Series A3, 1.640%, VRD	5,555,000	5,555,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK, 2.250%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 1.640%, VRD	9,000,000	9,000,000
2.250%, VRD	7,970,000	7,970,000

		46,975,000

	Face amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 2.250%, VRD	$1,170,000	$1,170,000

District of Columbia—2.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 2.260%, VRD	11,000,000	11,000,000
District of Columbia, GO Bonds, Series A, 2.000%, VRD	7,000,000	7,000,000
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Subseries D-2, 1.600%, VRD	1,050,000	1,050,000

		19,050,000

Florida—1.7%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 2.220%, VRD	5,990,000	5,990,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 1.620%, VRD	3,550,000	3,550,000
Series C, 2.250%, VRD	400,000	400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 2.200%, VRD	5,540,000	5,540,000

		15,480,000

Illinois—11.8%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 2.410%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 2.320%, VRD	17,200,000	17,200,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 2.250%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 2.260%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 2.290%, VRD	6,660,000	6,660,000
2.290%, VRD	8,450,000	8,450,000

59

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E2, 2.260%, VRD	$900,000	$900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 2.260%, VRD	15,000,000	15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 2.230%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 2.230%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 2.250%, VRD	1,780,000	1,780,000

		109,685,000

Indiana—7.6%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 1.710%, VRD	27,000,000	27,000,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 2.220%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 1.640%, VRD	17,250,000	17,250,000

		70,650,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 2.230%, VRD	620,000	620,000

Maryland—1.1%
County of Montgomery, GO Bonds, Series E, 1.640%, VRD	7,600,000	7,600,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 2.240%, VRD	2,350,000	2,350,000

		9,950,000

	Face amount	Value
Municipal bonds—(continued)
Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 2.120%, VRD	$700,000	$700,000

Michigan—0.1%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 1.640%, VRD	1,100,000	1,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 2.300%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 2.320%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 2.230%, VRD	1,200,000	1,200,000

		6,000,000

Mississippi—4.9%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 1.660%, VRD	1,400,000	1,400,000
Series A, 1.660%, VRD	3,985,000	3,985,000
Series A, 2.200%, VRD	1,845,000	1,845,000
Series B, 1.660%, VRD	575,000	575,000
Series B, 1.660%, VRD	2,900,000	2,900,000
Series B, 1.660%, VRD	3,195,000	3,195,000
Series B, 2.200%, VRD	600,000	600,000
Series C, 1.660%, VRD	3,125,000	3,125,000
Series C, 1.660%, VRD	5,860,000	5,860,000
Series E, 1.660%, VRD	1,200,000	1,200,000
Series E, 1.660%, VRD	2,000,000	2,000,000
Series G, 1.660%, VRD	1,990,000	1,990,000
Series G, 1.660%, VRD	3,090,000	3,090,000
Series G, 1.660%, VRD	4,945,000	4,945,000

60

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series H, 1.660%, VRD	$2,825,000	$2,825,000
Series L, 1.660%, VRD	1,775,000	1,775,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series K, 1.660%, VRD	1,795,000	1,795,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds.., Series D, 1.660%, VRD	740,000	740,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 1.660%, VRD	1,950,000	1,950,000

		45,795,000

Missouri—3.2%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 2.250%, VRD	10,000,000	10,000,000
Series C-5, 2.200%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 2.230%, VRD	2,020,000	2,020,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 1.690%, VRD	10,140,000	10,140,000
Series B-2, 1.660%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series C-REMK, 1.640%, VRD	2,500,000	2,500,000

		29,990,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 1.600%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 2.370%, VRD	555,000	555,000

	Face amount	Value
Municipal bonds—(continued)
New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 2.220%, VRD	$350,000	$350,000

New York—15.3%
City of New York, GO Bonds,
Subseries B-3, 2.190%, VRD	9,300,000	9,300,000
Subseries D-4, 1.600%, VRD	9,050,000	9,050,000
Subseries L-4, 1.630%, VRD	4,870,000	4,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 2.240%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 1.600%, VRD	6,325,000	6,325,000
Subseries 2012G-1-REMK, 1.600%, VRD	10,990,000	10,990,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 2.190%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 2.220%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 2.200%, VRD	13,845,000	13,845,000
Series BB-5, 1.610%, VRD	20,375,000	20,375,000
Series DD-2, 1.590%, VRD	1,900,000	1,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 1.630%, VRD	4,500,000	4,500,000
Series A-3, 1.600%, VRD	8,675,000	8,675,000
Series C6, 2.240%, VRD	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series E4, 1.590%, VRD	4,000,000	4,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 2.200%, VRD	9,745,000	9,745,000

61

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 2.190%, VRD	$3,000,000	$3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C-REMK, 1.630%, VRD	250,000	250,000
Subseries B-3, 1.570%, VRD	25,000,000	25,000,000

		142,040,000

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E-REMK, 1.620%, VRD	2,550,000	2,550,000

Ohio—4.7%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 2.240%, VRD	9,700,000	9,700,000
Series B-R, 2.240%, VRD	3,015,000	3,015,000
Series C-R, 2.240%, VRD	5,105,000	5,105,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 2.180%, VRD	16,500,000	16,500,000
State of Ohio, GO Bonds,
Series B, 2.150%, VRD	2,245,000	2,245,000
Series D, 2.240%, VRD	6,955,000	6,955,000

		43,520,000

Oregon—1.3%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Revenue Bonds, Series A, 1.640%, VRD	12,600,000	12,600,000

Pennsylvania—9.0%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 2.260%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 2.290%, VRD	14,045,000	14,045,000

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 2.180%, VRD	$10,345,000	$10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 2.250%, VRD	5,000,000	5,000,000
Series B-REMK, 2.260%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 2.180%, VRD	19,855,000	19,855,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 2.220%, VRD	6,400,000	6,400,000

		83,340,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute of Technology, Refunding, Revenue Bonds 2.230%, VRD	735,000	735,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 2.230%, VRD	4,150,000	4,150,000

Texas—11.8%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 2.180%, VRD	1,450,000	1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 2.150%, VRD	1,035,000	1,035,000
Series B, 2.150%, VRD	5,000,000	5,000,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 2.260%, VRD	11,250,000	11,250,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4-REMK, 2.240%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 1.640%, VRD	34,820,000	34,820,000

62

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 1.640%, VRD	$1,700,000	$1,700,000
Series A-2, 1.640%, VRD	3,325,000	3,325,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 2.260%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 1.680%, VRD	7,585,000	7,585,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds
1.680%, VRD	700,000	700,000
Series A, 1.660%, VRD	4,400,000	4,400,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 2.240%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 2.260%, VRD	605,000	605,000
2.300%, VRD	7,540,000	7,540,000
Series C, 2.350%, VRD	9,425,000	9,425,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 2.270%, VRD	8,500,000	8,500,000

		109,505,000

Utah—1.7%
City of Murray Hospital, IHC Health Services, Inc., Revenue Bonds, Series C, 1.640%, VRD	8,810,000	8,810,000
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 1.640%, VRD	6,390,000	6,390,000
Series D, 1.630%, VRD	800,000	800,000

		16,000,000

Virginia—4.0%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 2.230%, VRD	10,990,000	10,990,000
Series A, 2.320%, VRD	3,900,000	3,900,000

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 2.280%, VRD	$14,055,000	$14,055,000
Series F, 2.190%, VRD	5,660,000	5,660,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 2.220%, VRD	2,350,000	2,350,000

		36,955,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK, 2.250%, VRD	9,400,000	9,400,000

Wisconsin—0.2%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 1.620%, VRD	2,000,000	2,000,000
Total municipal bonds (cost—$899,130,000)		899,130,000

Tax-exempt commercial paper—2.8%
Illinois—0.6%
Illinois Educational Facilities Authority 1.850%, due 11/02/22	6,150,000	6,150,000

Minnesota—1.1%
Rochester Minnesota Health Care Facilities Revenue 2.600%, due 11/16/22	10,000,000	10,000,000

Texas—1.1%
Board of Regents of the University of Texas System 1.900%, due 12/05/22	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$26,150,000)		26,150,000
Total investments (cost—$925,280,000 which approximates cost for federal income tax purposes)—99.6%		925,280,000

Other assets in excess of liabilities—0.4%		3,657,167
Net assets—100.0%		$928,937,167

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

63

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$899,130,000	$—	$899,130,000
Tax-exempt commercial paper	—	26,150,000	—	26,150,000
Total	$—	$925,280,000	$—	$925,280,000

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

64

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
SOFR	Secured Overnight Financing Rate

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2022 and reset periodically.

See accompanying notes to financial statements.

65

Master Trust

Statement of assets and liabilities

October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$4,656,934,016	$1,788,390,601	$1,896,214,888	$7,482,482,840	$4,321,558,442	$925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—

Investments, at value
Investments	4,656,015,516	1,788,084,879	1,896,214,888	7,482,482,840	4,321,558,442	925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—
Cash	1,317,395	752,332	2,128,758	353,024,876	1,956,423	1,640,019
Receivable for investments sold	—	—	—	—	50,000,000	2,703,361
Receivable for interest and dividends	6,842,603	2,211,430	5,532,782	1,865,298	3,988,209	1,650,258
Total assets	7,978,175,514	2,773,048,641	8,686,876,428	24,762,473,014	5,487,003,074	931,273,638

Liabilities:
Payable for investments purchased	39,000,000	39,000,000	—	—	76,995,764	2,278,170
Payable to affiliate	590,112	168,572	119,501	1,873,275	404,631	58,301
Total liabilities	39,590,112	39,168,572	119,501	1,873,275	77,400,395	2,336,471
Net assets, at value	$7,938,585,402	$2,733,880,069	$8,686,756,927	$24,760,599,739	$5,409,602,679	$928,937,167

See accompanying notes to financial statements.

66

Master Trust

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$69,474,446	$23,541,876	$62,069,861	$224,428,778	$41,270,963	$5,732,665
Expenses:
Investment advisory and administration fees	3,137,540	1,039,363	2,987,421	11,736,476	1,747,355	452,521
Trustees fees	26,035	13,176	26,114	77,266	18,213	9,906
Total expenses	3,163,575	1,052,539	3,013,535	11,813,742	1,765,568	462,427
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(2,745,980)	—	—	—
Net expenses	3,163,575	614,456	267,555	11,813,742	1,765,568	462,427
Net investment income (loss)	66,310,871	22,927,420	61,802,306	212,615,036	39,505,395	5,270,238
Net realized gain (loss)	—	—	—	(22,601)	—	33
Net change in unrealized appreciation (depreciation)	900,924	29,593	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$67,211,795	$22,957,013	$61,802,306	$212,592,435	$39,505,395	$5,270,271

See accompanying notes to financial statements.

67

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$66,310,871	$6,137,488
Net realized gain (loss)	—	30,020
Net change in unrealized appreciation (depreciation)	900,924	(2,396,525)
Net increase (decrease) in net assets resulting from operations	67,211,795	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	2,934,514,620	(3,890,021,125)
Net increase (decrease) in net assets	3,001,726,415	(3,886,250,142)
Net assets:

Beginning of period	4,936,858,987	8,823,109,129
End of period	$7,938,585,402	$4,936,858,987

	ESG Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$22,927,420	$1,542,924
Net realized gain (loss)	—	(14,219)
Net change in unrealized appreciation (depreciation)	29,593	(357,927)
Net increase (decrease) in net assets resulting from operations	22,957,013	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,241,489,491	857,754,697
Net increase (decrease) in net assets	1,264,446,504	858,925,475
Net assets:

Beginning of period	1,469,433,565	610,508,090
End of period	$2,733,880,069	$1,469,433,565

	Government Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$61,802,306	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	61,802,306	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	4,327,276,993	(4,526,632,556)
Net increase (decrease) in net assets	4,389,079,299	(4,525,015,228)
Net assets:

Beginning of period	4,297,677,628	8,822,692,856
End of period	$8,686,756,927	$4,297,677,628

See accompanying notes to financial statements.

68

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$212,615,036	$9,984,379
Net realized gain (loss)	(22,601)	2,691
Net increase (decrease) in net assets resulting from operations	212,592,435	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	2,866,618,627	(11,003,789,356)
Net increase (decrease) in net assets	3,079,211,062	(10,993,802,286)
Net assets:

Beginning of period	21,681,388,677	32,675,190,963
End of period	$24,760,599,739	$21,681,388,677

	Prime CNAV Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$39,505,395	$2,238,250
Net realized gain (loss)	—	(2)
Net increase (decrease) in net assets resulting from operations	39,505,395	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	3,461,662,049	(2,543,210,434)
Net increase (decrease) in net assets	3,501,167,444	(2,540,972,186)
Net assets:

Beginning of period	1,908,435,235	4,449,407,421
End of period	$5,409,602,679	$1,908,435,235

	Tax-Free Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$5,270,238	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	5,270,271	387,606
Net increase (decrease) in net assets from beneficial interest transactions	39,980,875	69,072,966
Net increase (decrease) in net assets	45,251,146	69,460,572
Net assets:

Beginning of period	883,686,021	814,225,449
End of period	$928,937,167	$883,686,021

See accompanying notes to financial statements.

69

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	2.10%[1]	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[2]	0.99%	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of period (000’s)	$7,938,585	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
		2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	2.18%[2]	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	1.02%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$2,733,880	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.01%[1]	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.05%[1]	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[2]	0.93%	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of period (000’s)	$8,686,757	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.80%[1]	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[2]	0.88%	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of period (000’s)	$24,760,600	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

73

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.24%[1]	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[2]	0.99%	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of period (000’s)	$5,409,603	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

74

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.14%[1]	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[2]	0.58%	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of period (000’s)	$928,937	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

75

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

76

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event

77

Master Trust

Notes to financial statements (unaudited)

that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2022,the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

78

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$590,112
ESG Prime Master Fund	168,572
Government Master Fund	119,501
Treasury Master Fund	1,873,275
Prime CNAV Master Fund	404,631
Tax-Free Master Fund	58,301

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

79

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,745,980

For the period April 1, 2022 to September 23, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended October 31, 2022, UBS AM voluntarily waived $438,083 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,645,570,186	$3,073,650,718
Withdrawals	(2,711,055,566)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$2,934,514,620	$(3,890,021,125)

ESG Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$3,116,536,254	$2,338,578,556
Withdrawals	(1,875,046,763)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,241,489,491	$857,754,697

Government Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$18,529,031,580	$118,340,152,475
Withdrawals	(14,201,754,587)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$4,327,276,993	$(4,526,632,556)

Treasury Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$36,986,682,361	$56,066,375,618
Withdrawals	(34,120,063,734)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$2,866,618,627	$(11,003,789,356)

80

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,047,264,879	$968,414,610
Withdrawals	(1,585,602,830)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$3,461,662,049	$(2,543,210,434)

Tax-Free Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$799,874,187	$807,236,613
Withdrawals	(759,893,312)	(738,163,647)
Net increase (decrease) in beneficial interest	$39,980,875	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$91,340
Gross unrealized depreciation	(1,009,840)
Net unrealized appreciation (depreciation)	$(918,500)

ESG Prime Master Fund

Gross unrealized appreciation	$36,476
Gross unrealized depreciation	(342,198)
Net unrealized appreciation (depreciation)	$(305,722)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

81

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

82

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

83

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2023. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size; with respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (each, a “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual

84

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund ‘s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Prime Preferred Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that each Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Investor Feeder Fund’s Actual Management Fees were above the applicable Expense Group median, while the Contractual Management Fee and total expenses were below median.

85

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2022 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2022. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each of Select ESG Prime Institutional Feeder Fund and Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception; while the performance of Select ESG Prime Investor Feeder Fund was slightly below its corresponding Performance Universe median for each such period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exception being the three-year period for RMA Government Money Market Feeder Fund, which was only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of: (i) the Select Prime Institutional Feeder Fund was at or above its corresponding Performance Universe median for the three-, five- and ten-year periods and since inception, and below for the one-year period, (ii) the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and (iii) the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

86

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the fourth quintile in the one-year period.

For periods in which a Master Fund’s performance was materially and persistently below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance, including for structural reasons (for example, unitary fee as compared to non-unitary fees), or other comparison group selection criteria employed by Broadridge. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

87

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

88

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accounts who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue New York,

New York 10019-6028

S1663

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2022

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 15, 2022

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six months ended October 31, 2022 (the “reporting period”).

Performance

The US Federal Reserve raised the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%

during the reporting period. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the remainder of the Funds’ current fiscal year. As a result, the yields on a number of short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 3.12% on October 31, 2022, versus 0.32% on April 30, 2022.

•	UBS Select ESG Prime Institutional Fund: 3.10% on October 31, 2022, versus 0.37% on April 30, 2022.

•	UBS Select Government Institutional Fund: 3.01% on October 31, 2022, versus 0.11% on April 30, 2022.

•	UBS Select Treasury Institutional Fund: 2.93% on October 31, 2022, versus 0.24% on April 30, 2022.

•	UBS Prime Reserves Fund: 3.09% on October 31, 2022, versus 0.32% on April 30, 2022.

•	UBS Tax-Free Reserves Fund: 1.84% on October 31, 2022, versus 0.25% on April 30, 2022.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6–8.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy moved in fits and starts, as it was impacted by COVID-19 and its variants, 40-year high inflation, supply chain shortages,

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016;

UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

rising interest rates and the repercussions from the war in Ukraine. These headwinds were at times offset by a resilient job market and overall positive consumer spending. Looking back, first quarter 2022 US annualized gross domestic product (“GDP”) was -1.6%. The economy then contracted 0.6% over the second quarter of the year. Finally, the Commerce Department’s initial estimate showed that third quarter annualized GDP was a positive 2.6%.

Q.	How did the US Federal Reserve (the “Fed”) react to the economic environment?
A.

The Fed raised interest rates four times during the reporting period in an attempt to rein in persistent and elevated inflation. These moves pushed the federal funds rate from a range between 0.25% and 0.50% to a range between 3.00% and 3.25%. Then, in November 2022—after the reporting period ended—the Fed raised rates to a range between 3.75% and 4.00% and indicated that additional rate hikes would be appropriate. Finally, in December 2022, the Fed raised rates to a range between 4.25% and 4.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on October 31, 2022, the Master Fund’s WAM was five days.

At the security level, we increased the Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocation to commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Institutional Fund invests was 17 days when the reporting period began. By the end of the review period on October 31, 2022, the Master Fund had a WAM of seven days. At the security level, we modestly increased the Master Fund’s exposure to certificates of deposit and commercial paper. In contrast, we slightly decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 22 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2022, it was three days. At the security level, we significantly increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 23 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was five days. At the security level, we meaningfully increased the Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 22 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was six days. Over the review period, we modestly increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. Conversely, we slightly decreased its exposures to commercial paper and time deposits.

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management

(Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

2

UBS Institutional/Reserves Funds

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was five days. Over the review period, we increased the Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We expect the Fed to continue tightening monetary policy as it seeks to lower inflation. At the same time, several economic indicators point to slowing growth, and it’s unclear whether the central bank can maneuver a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2022. The views and opinions in the letter were current as of December 15, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value[2] October 31, 2022	Expenses paid during period[3] 05/01/22 to 10/31/22	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,009.40	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select ESG Prime Institutional Fund
Actual	$1,000.00	$1,009.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,008.60	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.75	0.46	0.09

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,008.30	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,009.30	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,005.30	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.12%
Seven-day effective yield after fee waivers[1]	3.17
Seven-day current yield before fee waivers[1]	3.12
Seven-day effective yield before fee waivers[1]	3.17
Weighted average maturity[2]	5 days

UBS Select ESG Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.10%
Seven-day effective yield after fee waivers[1]	3.14
Seven-day current yield before fee waivers[1]	3.10
Seven-day effective yield before fee waivers[1]	3.14
Weighted average maturity[2]	7 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.01%
Seven-day effective yield after fee waivers[1]	3.05
Seven-day current yield before fee waivers[1]	2.93
Seven-day effective yield before fee waivers[1]	2.97
Weighted average maturity[2]	3 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.93%
Seven-day effective yield after fee waivers[1]	2.97
Seven-day current yield before fee waivers[1]	2.93
Seven-day effective yield before fee waivers[1]	2.97
Weighted average maturity[2]	5 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund.

Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2022 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.09%
Seven-day effective yield after fee waivers[1]	3.14
Seven-day current yield before fee waivers[1]	3.09
Seven-day effective yield before fee waivers[1]	3.14
Weighted average maturity[2]	6 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.84%
Seven-day effective yield after fee waivers[1]	1.86
Seven-day current yield before fee waivers[1]	1.84
Seven-day effective yield before fee waivers[1]	1.86
Weighted average maturity[2]	5 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

8

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2022 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund	UBS Select Government Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$4,810,512,479	$688,008,843	$2,987,041,873
Investments in Master Fund, at value	4,809,867,915	687,965,691	2,987,041,873
Total assets	4,809,867,915	687,965,691	2,987,041,873

Liabilities:
Dividends payable to shareholders	11,903,586	1,696,576	6,334,226
Payable to affiliate	270,591	28,760	81,672
Total liabilities	12,174,177	1,725,336	6,415,898
Net assets	$4,797,693,738	$686,240,355	$2,980,625,975
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$4,798,339,249	$686,285,204	$2,980,626,239
Distributable earnings (accumulated losses)	(645,511)	(44,849)	(264)
Net assets	$4,797,693,738	$686,240,355	$2,980,625,975
Shares outstanding	4,797,619,621	686,101,801	2,980,626,239
Net asset value per share	$1.0000	$1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2022 (unaudited)

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$7,719,933,834	$3,129,394,835	$593,676,899
Investments in Master Fund, at value	7,719,933,834	3,129,394,835	593,676,899
Total assets	7,719,933,834	3,129,394,835	593,676,899

Liabilities:
Dividends payable to shareholders	18,571,272	7,640,540	1,025,314
Payable to affiliate	391,066	174,196	4,606
Total liabilities	18,962,338	7,814,736	1,029,920
Net assets	$7,700,971,496	$3,121,580,099	$592,646,979
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$7,700,982,091	$3,121,580,069	$592,646,708
Distributable earnings (accumulated losses)	(10,595)	30	271
Net assets	$7,700,971,496	$3,121,580,099	$592,646,979
Shares outstanding	7,700,982,091	3,121,580,069	592,646,952
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

10

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund	UBS Select Government Institutional Fund
Investment income:
Interest income allocated from Master Fund	$40,534,969	$5,104,642	$19,915,399
Expenses allocated from Master Fund	(1,836,282)	(220,624)	(982,879)
Expense waiver allocated from Master Fund	—	86,120	893,781
Net investment income allocated from Master Fund	38,698,687	4,970,138	19,826,301
Expenses:
Administration fees	1,449,141	167,548	772,516
Trustees’ fees	17,873	8,662	13,054
Net expenses	1,467,014	176,210	785,570
Net investment income (loss)	37,231,673	4,793,928	19,040,731
Net realized gain (loss) allocated from Master Fund	(465)	(121)	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	525,378	(13,464)	—
Net increase (decrease) in net assets resulting from operations	$37,756,586	$4,780,343	$19,040,731

See accompanying notes to financial statements and the attached Master Trust financial statements

11

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Investment income:
Interest income allocated from Master Fund	$72,749,200	$23,113,454	$3,780,344
Expenses allocated from Master Fund	(3,893,425)	(994,524)	(306,240)
Net investment income allocated from Master Fund	68,855,775	22,118,930	3,474,104
Expenses:
Administration fees	3,083,868	782,655	235,979
Trustees’ fees	29,275	13,411	8,909
Net expenses	3,113,143	796,066	244,888
Net investment income (loss)	65,742,632	21,322,864	3,229,216
Net realized gain (loss) allocated from Master Fund	(7,815)	—	21
Net increase (decrease) in net assets resulting from operations	$65,734,817	$21,322,864	$3,229,237

See accompanying notes to financial statements and the attached Master Trust financial statements

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$37,231,673	$1,257,394
Net realized gain (loss) allocated from Master Fund	(465)	17,166
Net change in unrealized appreciation (depreciation) allocated from Master Fund	525,378	(1,317,538)
Net increase (decrease) in net assets resulting from operations	37,756,586	(42,978)
Total distributions	(37,232,162)	(1,273,843)
Net increase (decrease) in net assets from beneficial interest transactions	2,016,458,976	(2,411,464,367)
Net increase (decrease) in net assets	2,016,983,400	(2,412,781,188)
Net assets:

Beginning of period	2,780,710,338	5,193,491,526
End of period	$4,797,693,738	$2,780,710,338

See accompanying notes to financial statements and the attached Master Trust financial statements

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select ESG Prime Institutional Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$4,793,928	$106,127
Net realized gain (loss) allocated from Master Fund	(121)	(1,576)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(13,464)	(46,362)
Net increase (decrease) in net assets resulting from operations	4,780,343	58,189
Total distributions	(4,793,927)	(106,424)
Net increase (decrease) in net assets from beneficial interest transactions	541,469,847	(57,777,411)
Net increase (decrease) in net assets	541,456,263	(57,825,646)
Net assets:

Beginning of period	144,784,092	202,609,738
End of period	$686,240,355	$144,784,092

See accompanying notes to financial statements and the attached Master Trust financial statements

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$19,040,731	$406,685
Net realized gain (loss) allocated from Master Fund	—	2,785
Net increase (decrease) in net assets resulting from operations	19,040,731	409,470
Total distributions	(19,040,731)	(442,691)
Net increase (decrease) in net assets from beneficial interest transactions	1,297,388,481	(1,142,683,556)
Net increase (decrease) in net assets	1,297,388,481	(1,142,716,777)
Net assets:

Beginning of period	1,683,237,494	2,825,954,271
End of period	$2,980,625,975	$1,683,237,494

See accompanying notes to financial statements and the attached Master Trust financial statements

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$65,742,632	$2,546,336
Net realized gain (loss) allocated from Master Fund	(7,815)	1,489
Net increase (decrease) in net assets resulting from operations	65,734,817	2,547,825
Total distributions	(65,742,632)	(2,550,602)
Net increase (decrease) in net assets from beneficial interest transactions	108,114,203	(2,879,459,155)
Net increase (decrease) in net assets	108,106,388	(2,879,461,932)
Net assets:

Beginning of period	7,592,865,108	10,472,327,040
End of period	$7,700,971,496	$7,592,865,108

See accompanying notes to financial statements and the attached Master Trust financial statements

16

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$21,322,864	$436,637
Net realized gain (loss) allocated from Master Fund	—	(2)
Net increase (decrease) in net assets resulting from operations	21,322,864	436,635
Total distributions	(21,322,864)	(444,674)
Net increase (decrease) in net assets from beneficial interest transactions	2,085,461,932	(985,329,926)
Net increase (decrease) in net assets	2,085,461,932	(985,337,965)
Net assets:

Beginning of period	1,036,118,167	2,021,456,132
End of period	$3,121,580,099	$1,036,118,167

See accompanying notes to financial statements and the attached Master Trust financial statements

17

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$3,229,216	$233,727
Net realized gain (loss) allocated from Master Fund	21	50
Net increase (decrease) in net assets resulting from operations	3,229,237	233,777
Total distributions	(3,229,216)	(233,771)
Net increase (decrease) in net assets from beneficial interest transactions	(40,065,662)	(41,133,475)
Net increase (decrease) in net assets	(40,065,641)	(41,133,469)
Net assets:

Beginning of period	632,712,620	673,846,089
End of period	$592,646,979	$632,712,620

See accompanying notes to financial statements and the attached Master Trust financial statements

18

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022, (unaudited)	Years ended April 30
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$0.9999	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002
Net investment income (loss)	0.0094	0.0004	0.0009	0.0182	0.0222	0.0133
Net realized and unrealized gain (loss)	0.0001	(0.0004)	(0.0002)	0.0004	0.0000 [1]	(0.0001)
Net increase (decrease) from operations	0.0095	0.0000 [1]	0.0007	0.0186	0.0222	0.0132
Dividends from net investment income	(0.0094)	(0.0004)	(0.0009)	(0.0182)	(0.0222)	(0.0133)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0094)	(0.0004)	(0.0009)	(0.0182)	(0.0222)	(0.0133)
Net asset value, end of period	$1.0000	$0.9999	$1.0003	$1.0005	$1.0001	$1.0001
Total investment return[2]	0.94%	0.00%	0.07%	1.88%	2.24%	1.33%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.16%	0.18%	0.18%	0.16%	0.12%
Net investment income (loss)[3]	2.03%[4]	0.03%	0.11%	1.83%	2.26%	1.37%
Supplemental data:
Net assets, end of period (000’s)	$4,797,694	$2,780,710	$5,193,492	$9,334,162	$9,780,634	$5,226,567

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

19

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Year ended April 30, 2022	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0002	$1.0005	$1.0008	$1.0000
Net investment income (loss)	0.0097	0.0007	0.0014	0.0036
Net realized gain (loss)	(0.0000)[2]	(0.0003)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0097	0.0004	0.0011	0.0044
Dividends from net investment income	(0.0097)	(0.0007)	(0.0014)	(0.0036)
Distributions from net realized gains	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0097)	(0.0007)	(0.0014)	(0.0036)
Net asset value, end of period	$1.0002	$1.0002	$1.0005	$1.0008
Total investment return[3]	0.96%	0.05%	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.14%[5]	0.08%	0.08%	0.08%[5]
Net investment income (loss)[4]	2.17%[5]	0.07%	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$686,240	$144,784	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

20

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.009	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Dividends from net investment income	(0.009)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.009)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.86%	0.02%	0.04%	1.66%	2.01%	1.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.09%[4]	0.07%	0.15%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	1.94%[4]	0.02%	0.04%	1.46%	2.03%	1.01%
Supplemental data:
Net assets, end of period (000’s)	$2,980,626	$1,683,237	$2,825,954	$5,817,145	$2,123,329	$1,406,858

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

21

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.008	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Net realized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.008	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Dividends from net investment income	(0.008)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.008)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.83%	0.03%	0.04%	1.62%	2.02%	1.00%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.07%	0.13%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	1.69%[4]	0.03%	0.05%	1.47%	2.02%	0.98%
Supplemental data:
Net assets, end of period (000’s)	$7,700,971	$7,592,865	$10,472,327	$13,354,479	$6,934,537	$4,331,846

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

22

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.000 [1]	0.001	0.018	0.022	0.012
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.009	0.000 [1]	0.001	0.018	0.022	0.012
Dividends from net investment income	(0.009)	(0.000)[1]	(0.001)	(0.018)	(0.022)	(0.012)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.000)[1]	(0.001)	(0.018)	(0.022)	(0.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.93%	0.04%	0.10%	1.82%	2.19%	1.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.15%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	2.15%[4]	0.03%	0.12%	1.77%	2.20%	1.28%
Supplemental data:
Net assets, end of period (000’s)	$3,121,580	$1,036,118	$2,021,456	$3,830,044	$2,799,959	$1,594,687

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

23

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.005	0.000 [1]	0.000 [1]	0.011	0.013	0.008
Net realized gain (loss)	0.000 [1]	—	—	—	—	—
Net increase (decrease) from operations	0.005	0.000 [1]	0.000 [1]	0.011	0.013	0.008
Dividends from net investment income	(0.005)	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)	(0.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.53%	0.04%	0.01%	1.15%	1.30%	0.83%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.06%	0.12%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	1.06%[4]	0.04%	0.01%	1.13%	1.29%	0.84%
Supplemental data:
Net assets, end of period (000’s)	$592,647	$632,713	$673,846	$1,973,068	$1,677,875	$1,936,271

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

24

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund”), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (60.59% for Prime Institutional Fund, 25.16% for ESG Prime Institutional Fund, 34.39% for Government Institutional Fund, 31.18% for Treasury Institutional Fund, 57.85% for Prime Reserves Fund, and 63.91% for Tax-Free Reserves Fund at October 31, 2022.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

25

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2022, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

26

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2022, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$270,591
ESG Prime Institutional Fund	28,760
Government Institutional Fund	81,672
Treasury Institutional Fund	391,066
Prime Reserves Fund	174,196
Tax-Free Reserves Fund	4,606

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2022, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

27

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2022, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2022 and April 30, 2022 were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2022		For the year ended April 30, 2022
	Shares	Amount	Shares	Amount
Shares sold	4,998,635,232	$4,998,535,461	1,929,904,930	$1,930,090,019
Shares repurchased	(3,006,199,187)	(3,006,141,203)	(4,341,543,337)	(4,342,156,935)
Dividends reinvested	24,064,602	24,064,718	602,531	602,549
Net increase (decrease) in shares outstanding	2,016,500,647	$2,016,458,976	(2,411,035,876)	$(2,411,464,367)

ESG Prime Institutional Fund

	For the six months ended October 31, 2022		For the year ended April 30, 2022
	Shares	Amount	Shares	Amount
Shares sold	1,109,620,668	$1,109,862,587	107,899,379	$107,937,292
Shares repurchased	(571,125,633)	(571,242,014)	(165,712,028)	(165,782,866)
Dividends reinvested	2,848,714	2,849,274	68,138	68,163
Net increase (decrease) in shares outstanding	541,343,749	$541,469,847	(57,744,511)	$(57,777,411)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund
	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	6,146,163,468	7,965,960,932
Shares repurchased	(4,859,579,032)	(9,108,955,974)
Dividends reinvested	10,804,045	311,486
Net increase (decrease) in shares outstanding	1,297,388,481	(1,142,683,556)

28

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Treasury Institutional Fund
	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	15,301,459,757	19,029,880,083
Shares repurchased	(15,236,009,611)	(21,910,546,565)
Dividends reinvested	42,664,057	1,207,327
Net increase (decrease) in shares outstanding	108,114,203	(2,879,459,155)

Prime Reserves Fund
	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	3,838,717,705	458,599,033
Shares repurchased	(1,766,390,405)	(1,444,144,944)
Dividends reinvested	13,134,632	215,985
Net increase (decrease) in shares outstanding	2,085,461,932	(985,329,926)

Tax-Free Reserves Fund
	For the six months ended October 31, 2022	For the year ended April 30, 2022
Shares sold	559,946,292	589,619,644
Shares repurchased	(602,070,689)	(630,864,048)
Dividends reinvested	2,058,735	110,929
Net increase (decrease) in shares outstanding	(40,065,662)	(41,133,475)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2022 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Institutional Fund	$—	$1,273,843	$—
UBS Select ESG Prime Institutional Fund	—	106,424	—
UBS Select Government Institutional Fund	—	442,196	495
UBS Select Treasury Institutional Fund	—	2,546,336	4,266
UBS Prime Reserves Fund	—	444,674	—
UBS Tax-Free Reserves Fund	233,771	—	—
The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2023.

29

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for ESG Prime Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

Master Trust

Semiannual Report  |  October 31, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value October 31, 2022	Expenses paid during period 05/01/22 to 10/31/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,010.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,009.30	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.15	0.05	0.01

Treasury Master Fund
Actual	$1,000.00	$1,008.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	5 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.5%
United Kingdom	6.5
Australia	6.5
Canada	6.4
Japan	6.0
Total	82.9%

Portfolio composition[2]
Repurchase agreements	41.8%
Commercial paper	40.8
Certificates of deposit	14.9
Time deposits	2.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	7 days

Top five issuer breakdown by country or territory of origin[2]
United States	61.4%
Japan	8.9
Canada	7.6
Australia	6.0
Singapore	5.6
Total	89.5%

Portfolio composition[2]
Commercial paper	49.0%
Repurchase agreements	35.9
Certificates of deposit	13.5
Time deposits	2.9
Liabilities in excess of other assets	(1.3)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	78.1%
U.S. government agency obligations	16.2
U.S. Treasury obligations	5.6
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Repurchase agreements	68.4%
U.S. Treasury obligations	30.2
Other assets in excess of liabilities	1.4
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	6 days

Top five issuer breakdown by country or territory of origin[2]
United States	49.6%
Japan	7.8
Canada	7.6
Australia	5.9
France	5.5
Total	76.4%

Portfolio composition[2]
Commercial paper	58.4%
Repurchase agreements	20.5
Certificates of deposit	12.6
Time deposits	8.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Municipal bonds	96.8%
Tax-exempt commercial paper	2.8
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—14.9%
Banking-non-U.S.—13.3%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$32,000,000	$31,996,354
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	25,000,000	24,974,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	29,000,000	29,006,455
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.510%, 3.560%, due 11/01/22[1]	32,000,000	31,997,828
Mizuho Bank Ltd.
SOFR + 0.300%, 3.340%, due 11/01/22[1]	38,000,000	37,987,457
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	75,000,000	74,968,751
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	39,000,000	38,965,572
SOFR + 0.500%, 3.540%, due 11/01/22[1]	9,000,000	8,999,537
SOFR + 0.510%, 3.550%, due 11/01/22[1]	20,000,000	20,004,655
SOFR + 0.550%, 3.600%, due 11/01/22[1]	40,000,000	40,004,277
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	17,000,000	17,001,384
SOFR + 0.450%, 3.490%, due 11/01/22[1]	39,000,000	38,969,474
SOFR + 0.470%, 3.510%, due 11/01/22[1]	25,000,000	25,001,910
SOFR + 0.480%, 3.520%, due 11/01/22[1]	25,000,000	25,005,473
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	40,000,000	40,001,007
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	38,000,000	37,990,593
SOFR + 0.500%, 3.550%, due 11/01/22[1]	32,000,000	31,996,075
SOFR + 0.510%, 3.560%, due 11/01/22[1]	26,000,000	26,007,718
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,004,741
SOFR + 0.550%, 3.600%, due 11/01/22[1]	39,000,000	38,972,456
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	32,000,000	32,003,485
SOFR + 0.460%, 3.510%, due 11/01/22[1]	33,000,000	32,979,810

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$39,000,000	$38,988,247
SOFR + 0.510%, 3.560%, due 11/01/22[1]	40,000,000	39,986,538
Svenska Handelsbanken
SOFR + 0.250%, 3.290%, due 11/01/22[1]	20,000,000	19,981,032
SOFR + 0.430%, 3.470%, due 11/01/22[1]	26,000,000	26,000,453
SOFR + 0.500%, 3.540%, due 11/01/22[1]	39,000,000	38,974,890
SOFR + 0.530%, 3.570%, due 11/01/22[1]	43,000,000	42,974,072
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	32,000,000	32,001,183
Toronto Dominion Bank 3.300%, due 11/01/22[2]	27,000,000	26,983,328
3.640%, due 11/01/22[2]	40,000,000	39,982,008
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	16,000,000	16,000,827

		1,058,712,521

Banking-U.S.—1.6%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	25,000,000	25,003,146
SOFR + 0.450%, 3.500%, due 11/01/22[1]	31,000,000	31,004,303
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	26,992,450
SOFR + 0.630%, 3.680%, due 11/01/22[1]	40,000,000	39,997,224

		122,997,123
Total Certificates of deposit (cost—$1,182,000,367)		1,181,709,644

Commercial paper—40.8%
Asset-backed-miscellaneous—14.1%
Antalis SA 2.870%, due 11/02/22[3]	22,700,000	22,696,062
2.920%, due 11/04/22[3]	19,040,000	19,033,091
2.950%, due 11/07/22[3]	18,000,000	17,987,820
2.950%, due 11/09/22[3]	37,000,000	36,967,495
3.120%, due 11/29/22[3]	34,000,000	33,897,018
3.300%, due 11/07/22[3]	52,000,000	51,964,813
4.020%, due 01/03/23	28,000,000	27,795,364
4.020%, due 01/05/23	14,000,000	13,893,432
Barton Capital SA 2.930%, due 11/16/22[3]	25,000,000	24,959,600

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC 3.300%, due 11/16/22	$59,000,000	$58,905,442
Gotham Funding Corp. 4.120%, due 01/10/23	39,000,000	38,665,028
Liberty Street Funding LLC 3.055%, due 11/28/22[3]	18,000,000	17,947,556
3.060%, due 11/30/22[3]	13,000,000	12,959,158
LMA-Americas LLC 2.850%, due 11/02/22[3]	50,000,000	49,991,225
2.930%, due 11/18/22[3]	19,000,000	18,965,002
3.080%, due 11/29/22[3]	15,000,000	14,954,204
3.150%, due 12/01/22[3]	18,800,000	18,738,337
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,3]	29,000,000	29,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,3]	42,000,000	42,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	28,987,354
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	20,000,000	20,002,711
Sheffield Receivables Co. LLC
2.950%, due 11/16/22[3]	49,000,000	48,920,576
2.960%, due 11/22/22[3]	44,000,000	43,899,758
3.100%, due 12/07/22[3]	34,000,000	33,863,682
Starbird Funding Corp. 3.080%, due 11/30/22[3]	34,000,000	33,893,183
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	14,000,000	14,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	39,000,000	39,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	29,000,000
4.000%, due 01/17/23	22,000,000	21,811,778
Versailles Commercial Paper LLC 2.870%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	25,000,000	24,907,323
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	35,000,000	35,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	29,000,000	29,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[3]	25,000,000	24,995,635
2.930%, due 11/18/22[3]	39,000,000	38,929,234

		1,116,530,264

Banking-non-U.S.—26.1%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	$38,000,000	$37,971,270
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	28,000,000	27,973,921
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	27,000,000	26,978,903
SOFR + 0.410%, 3.460%, due 11/01/22[1]	26,000,000	26,005,517
SOFR + 0.500%, 3.550%, due 11/01/22[1]	26,000,000	25,997,088
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	25,005,278
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	24,993,182
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	40,000,000	40,000,000
Barclays Bank PLC 2.950%, due 11/10/22[3]	50,000,000	49,953,875
2.980%, due 11/16/22[3]	50,000,000	49,923,422
3.270%, due 11/08/22	39,000,000	38,975,203
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,3]	34,000,000	34,002,236
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22[3]	28,000,000	27,992,830
Commonwealth Bank of Australia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	46,000,000	46,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,3]	29,000,000	29,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	31,000,000	30,933,619
DBS Bank Ltd. 3.000%, due 11/23/22[3]	21,000,000	20,951,311
3.550%, due 12/15/22	40,000,000	39,809,750
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22[3]	31,000,000	30,991,700
3.050%, due 11/01/22	60,000,000	59,994,860
3.050%, due 11/02/22	85,000,000	84,985,130
Mitsubishi UFJ Trust & Banking Corp. 3.600%, due 12/05/22	39,000,000	38,860,770
Mizuho Bank Ltd. 2.900%, due 11/15/22[3]	31,000,000	30,953,668
2.970%, due 12/02/22[3]	33,000,000	32,889,208
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,3]	27,000,000	27,002,673
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	26,000,000	26,000,945

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	$29,000,000	$29,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	25,000,000	25,000,475
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	39,000,000	38,987,642
SOFR + 0.530%, 3.580%, due 11/01/22[1,3]	33,000,000	33,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	29,000,000	29,008,720
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	40,000,000	40,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	20,000,000	19,993,729
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,3]	25,000,000	24,996,677
SOFR + 0.440%, 3.480%, due 11/01/22[1,3]	27,000,000	27,001,754
SOFR + 0.570%, 3.610%, due 11/01/22[1,3]	31,000,000	31,000,599
SOFR + 0.610%, 3.650%, due 11/01/22[1,3]	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22[3]	38,000,000	37,969,505
Svenska Handelsbanken AB
SOFR + 0.510%, 3.550%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	40,000,000	39,959,333
SOFR + 0.390%, 3.440%, due 11/01/22[1]	25,000,000	25,000,679
SOFR + 0.500%, 3.550%, due 11/01/22[1]	25,000,000	25,007,110
SOFR + 0.610%, 3.650%, due 11/01/22[1]	40,000,000	39,989,985
United Overseas Bank Ltd. 3.110%, due 12/08/22	35,000,000	34,860,091
3.220%, due 12/14/22	25,000,000	24,882,758
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,3]	34,000,000	34,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	$40,000,000	$39,999,337
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	38,000,000	37,973,719
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	16,000,000	16,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	30,000,000	30,001,993
SOFR + 0.660%, 3.710%, due 11/01/22[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	39,000,000	39,000,000

		2,074,780,465

Banking-U.S.—0.6%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,3]	27,000,000	26,999,776
Collateralized Commercial Paper V Co. LLC
SOFR + 0.500%, 3.550%, due 11/01/22[1]	24,000,000	23,995,367

		50,995,143
Total commercial paper (cost—$3,242,933,649)		3,242,305,872

Time deposits—2.9%
Banking-non-U.S.—2.9%
ABN AMRO Bank NV 3.060%, due 11/01/22	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 3.050%, due 11/01/22	92,000,000	92,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	40,000,000	40,000,000
Total time deposits (cost—$232,000,000)		232,000,000

Repurchase agreements—41.8%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 12/05/22, collateralized by 3 shares of an equity security and $60,237,000 various asset-backed convertible bonds zero coupon to 4.630% due 11/15/25 to 09/30/29; (value $57,130,219); proceed $50,132,222[4]	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $80,916,605 various asset-backed convertible bonds, 0.250% to 9.000% due 07/15/24 to 05/01/28, 16,878 shares of various equity securities; (value—$61,195,765); proceed: $54,138,600[4]	54,000,000	54,000,000

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $94,526,175 various asset-backed convertible bonds, 2.000% to 11.500% due 02/15/23 to 11/06/33 and 5 shares of an equity security; (value—$81,000,162); proceeds: $81,208,125[4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 02/03/23, collateralized by $221,231,893 various asset-backed convertible bonds, zero coupon to 9.000% due 03/12/23 to 06/30/51; (value—$186,763,929); proceeds: $175,506,333[4]	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.200% due 11/01/22, collateralized by $224,591,765 various asset-backed convertible bonds, 0.010% to 13.375% due 12/15/22 to 12/31/99 and 4,500,000 shares of various equity securities; (value—$188,905,444); proceeds: $175,015,556	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $965,713,410 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 09/15/38 to 07/25/52, $1,463,317,694 Federal National Mortgage Association obligations, 1.814% to 5.500% due 11/25/32 to 09/25/52 and $1,173,416,383 Government National Mortgage Association obligations, 2.500% to 5.000 due 10/20/42 to 02/20/52; (value—$309,000,000); proceeds: $300,025,417	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $2,521,446,400 U.S. Treasury Notes, 0.250% to 2.500% due 08/15/23 to 11/15/31; (value—$2,485,210,587); proceeds: $2,485,210,535	$2,485,000,000	$2,485,000,000
Total repurchase agreements (cost—$3,314,000,000)		3,314,000,000
Total investments (cost—$7,970,934,016 which approximates cost for federal income tax purposes)—100.4%		7,970,015,516

Liabilities in excess of other assets—(0.4)%		(31,430,114)
Net assets—100.0%		$7,938,585,402

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,181,709,644	$—	$1,181,709,644
Commercial paper	—	3,242,305,872	—	3,242,305,872
Time deposits	—	232,000,000	—	232,000,000
Repurchase agreements	—	3,314,000,000	—	3,314,000,000
Total	$—	$7,970,015,516	$—	$7,970,015,516

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 6.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—13.5%
Banking-non-U.S.—12.1%
Bank of Montreal
SOFR + 0.200%, 3.250%, due 11/01/22[1]	$5,000,000	$5,000,059
Bank of Nova Scotia
SOFR + 0.250%, 3.300%, due 11/01/22[1]	4,000,000	3,997,044
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	10,998,747
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	5,000,000	4,994,986
SOFR + 0.550%, 3.600%, due 11/01/22[1]	10,000,000	10,002,226
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	8,000,000	8,001,822
SOFR + 0.510%, 3.560%, due 11/01/22[1]	9,000,000	8,999,389
MUFG Bank Ltd.
SOFR + 0.420%, 3.460%, due 11/01/22[1]	7,000,000	7,000,519
SOFR + 0.710%, 3.750%, due 11/01/22[1]	25,000,000	24,989,584
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	13,000,000	12,988,524
SOFR + 0.510%, 3.550%, due 11/01/22[1]	4,000,000	4,000,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	14,000,000	14,001,497
SOFR + 0.580%, 3.630%, due 11/01/22[1]	11,000,000	11,002,388
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	5,000,000	5,000,407
SOFR + 0.450%, 3.490%, due 11/01/22[1]	13,000,000	12,989,824
Royal Bank of Canada
SOFR + 0.220%, 3.270%, due 11/01/22[1]	5,000,000	4,996,422
SOFR + 0.700%, 3.750%, due 11/01/22[1]	14,000,000	14,000,352
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	13,000,000	12,996,782
SOFR + 0.500%, 3.550%, due 11/01/22[1]	11,000,000	10,998,651
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,002,375
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,001,405
SOFR + 0.550%, 3.600%, due 11/01/22[1]	13,000,000	12,990,819
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	7,000,000	7,000,762

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$14,000,000	$13,995,781
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	12,995,625
SOFR + 0.600%, 3.650%, due 11/01/22[1]	10,000,000	9,999,122
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	6,000,000	6,000,104
SOFR + 0.500%, 3.540%, due 11/01/22[1]	13,000,000	12,991,630
SOFR + 0.530%, 3.570%, due 11/01/22[1]	14,000,000	13,991,558
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	11,000,000	11,000,407
Toronto Dominion Bank
3.300%, due 11/01/22	5,000,000	4,996,912
3.640%, due 11/01/22	13,000,000	12,994,153
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	4,000,000	4,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	5,000,000	5,000,258

		330,921,065

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.200%, 3.250%, due 11/01/22[1]	5,000,000	5,000,178
SOFR + 0.350%, 3.400%, due 11/01/22[1]	5,000,000	5,000,629
SOFR + 0.450%, 3.500%, due 11/01/22[1]	6,000,000	6,000,833
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	7,997,763
SOFR + 0.630%, 3.680%, due 11/01/22[1]	14,000,000	13,999,028

		37,998,431
Total Certificates of deposit (cost—$369,000,074)		368,919,496

Commercial paper—49.0%
Asset-backed-miscellaneous—16.6%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/15/22	6,299,000	6,289,559
Antalis SA
2.870%, due 11/02/22	8,000,000	7,998,612
2.950%, due 11/07/22	6,250,000	6,245,771
3.120%, due 11/29/22	12,000,000	11,963,653
3.300%, due 11/07/22	17,460,000	17,448,185
4.020%, due 01/05/23	4,580,000	4,545,137
4.510%, due 01/18/23	11,000,000	10,893,403
Atlantic Asset Securitization LLC
SOFR + 0.360%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
Barton Capital SA 2.920%, due 11/08/22	$28,000,000	$27,977,961
3.070%, due 11/01/22	15,000,000	14,998,715
Chariot Funding LLC 3.300%, due 11/16/22	19,000,000	18,969,549
Gotham Funding Corp. 4.120%, due 01/10/23	13,000,000	12,888,343
Liberty Street Funding LLC 2.850%, due 11/15/22	18,000,000	17,973,045
3.055%, due 11/28/22	7,000,000	6,979,605
3.060%, due 11/30/22	4,000,000	3,987,433
LMA-Americas LLC 2.930%, due 11/18/22	7,000,000	6,987,106
3.080%, due 11/29/22	5,000,000	4,984,735
3.150%, due 12/01/22	6,000,000	5,980,320
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	9,995,640
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	6,000,000	6,000,813
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,003,189
Sheffield Receivables Co. LLC 2.850%, due 11/01/22	17,695,000	17,693,499
2.950%, due 11/16/22	11,000,000	10,982,170
2.960%, due 11/22/22	15,000,000	14,965,827
3.100%, due 12/07/22	12,000,000	11,951,888
Starbird Funding Corp. 3.050%, due 11/01/22	25,000,000	24,997,879
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
4.000%, due 01/17/23	6,000,000	5,948,667
Versailles CDS LLC 2.870%, due 11/01/22	7,000,000	6,999,404
Versailles Commercial Paper LLC 2.850%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	9,000,000	8,966,636
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	10,000,000	10,000,000

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.930%, due 11/18/22	$13,000,000	$12,976,412

		453,591,539

Banking-non-U.S.—31.0%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	12,990,171
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	9,990,686
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	8,000,000	7,993,749
SOFR + 0.410%, 3.460%, due 11/01/22[1]	7,000,000	7,001,485
3.740%, due 05/02/23	25,000,000	24,997,383
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	5,000,000	5,001,056
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	10,992,097
Barclays Bank PLC 2.850%, due 11/02/22	21,000,000	20,996,363
2.950%, due 11/10/22	18,000,000	17,983,395
3.270%, due 11/08/22	13,000,000	12,991,734
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,2]	11,000,000	11,000,723
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	4,000,000	3,998,976
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	5,000,000	4,999,040
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	16,000,000	16,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	18,000,000	17,961,456
DBS Bank Ltd. 3.000%, due 11/23/22	12,000,000	11,972,178
3.550%, due 12/15/22	13,000,000	12,938,169
Federation Des Caisses 3.060%, due 11/03/22	20,000,000	19,994,645
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22	11,000,000	10,997,055
3.050%, due 11/01/22	40,000,000	39,996,573
3.050%, due 11/02/22	25,000,000	24,995,626
Mitsubishi UFJ Trust & Banking Corp. 2.870%, due 11/03/22	10,000,000	9,997,427
3.600%, due 12/05/22	13,000,000	12,953,590

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd. 2.965%, due 11/25/22	$12,000,000	$11,969,167
2.970%, due 12/02/22	11,000,000	10,963,069
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	8,000,000	8,000,792
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	6,000,000	6,000,218
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	8,000,000	7,999,845
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.200%, 3.250%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	5,000,000	5,000,095
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	13,000,000	12,995,881
SOFR + 0.530%, 3.580%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	10,000,000	10,003,007
NRW Bank 2.980%, due 11/03/22	35,000,000	34,990,792
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	4,996,343
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	8,000,000	8,000,852
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	13,000,000	13,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	5,000,000	4,999,335
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	8,000,000	8,000,520
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,213
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	14,000,000	14,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22	13,000,000	12,989,567
2.970%, due 11/17/22	12,000,000	11,980,864

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	$5,000,000	$5,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	4,000,000	4,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	13,000,000	12,986,783
SOFR + 0.390%, 3.440%, due 11/01/22[1]	7,000,000	7,000,190
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	8,002,275
SOFR + 0.560%, 3.610%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	13,000,000	12,996,745
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	5,000,000	5,000,677
United Overseas Bank Ltd. 2.810%, due 11/02/22	17,000,000	16,997,026
3.220%, due 12/14/22	7,000,000	6,967,172
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	7,000,000	7,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	7,000,000	6,997,381
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	6,000,000	6,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	13,000,000	12,999,785
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	13,000,000	12,991,009
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,731
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	14,000,000	14,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	14,000,000	14,000,000

		846,573,911

Banking-U.S.—1.4%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	5,000,098
SOFR + 0.250%, 3.300%, due 11/01/22[1,2]	5,000,000	5,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	8,000,000	8,000,163

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$9,000,000	$8,998,263
SOFR + 0.630%, 3.680%, due 11/01/22[1]	12,000,000	12,001,409

		38,999,933
Total commercial paper (cost—$1,339,390,527)		1,339,165,383

Time deposit—2.9%
Banking-non-U.S.—2.9%
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22 (cost—$80,000,000)	80,000,000	80,000,000

Repurchase agreements—35.9%
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $747,637,100 U.S. Treasury Notes, 0.500% to 3.000% due 07/15/25 to 11/15/31; (value—$637,500,047; proceeds: $625,052,951	625,000,000	625,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by 368,436,100 U.S. Treasury Notes, 1.125% to 1.250 due 01/15/25 to 04/30/28; (value—$337,620,052); proceeds: $331,027,583	331,000,000	331,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 11/07/22, collateralized by $1,000 asset-backed convertible bond 2.625% due 02/15/28 and 22,207 shares of equity security; (value—$1,100,042); proceeds: $1,003,306[3]	$1,000,000	$1,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 01/06/23, collateralized by $28,420,000 various asset-backed convertible bonds, 0.500% to 6.875% due 01/17/23 to 09/15/15 and 99,000 shares of an equity security; (value—$26,390,729); proceeds: $26,245,417[3]	25,000,000	25,000,000
Total repurchase agreements (cost—$982,000,000)		982,000,000
Total investments (cost—$2,770,390,601 which approximates cost for federal income tax purposes)—101.3%		2,770,084,879

Liabilities in excess of other assets—(1.3)%		(36,204,810)
Net assets—100.0%		$2,733,880,069

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$368,919,496	$—	$368,919,496
Commercial paper	—	1,339,165,383	—	1,339,165,383
Time deposit	—	80,000,000	—	80,000,000
Repurchase agreements	—	982,000,000	—	982,000,000
Total	$—	$2,770,084,879	$—	$2,770,084,879

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $557,960,197, represented 20.4% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—16.2%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.013%, 3.063%, due 11/01/22[1]	$62,000,000	$62,000,000
SOFR + 0.025%, 3.075%, due 11/01/22[1]	232,000,000	231,988,888
SOFR + 0.030%, 3.080%, due 11/01/22[1]	63,000,000	63,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	52,000,000	52,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	40,000,000	40,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	30,000,000	30,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	5,500,000	5,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.070%, 3.120%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.090%, 3.140%, due 11/01/22[1]	22,000,000	22,000,000
SOFR + 0.100%, 3.150%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.105%, 3.155%, due 11/01/22[1]	19,500,000	19,500,000
Federal Home Loan Bank Discount Notes 2.750%, due 12/15/22[2]	25,000,000	24,915,972
3.720%, due 12/23/22[2]	50,000,000	49,731,334
4.050%, due 01/27/23[2]	30,000,000	29,706,375
4.400%, due 04/26/23[2]	8,000,000	7,827,911
Federal Home Loan Banks 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.030%, 3.080%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	149,000,000	149,000,000
SOFR + 0.045%, 3.095%, due 11/01/22[1]	116,000,000	116,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	71,000,000	71,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	84,500,000	84,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.700%, 3.120%, due 11/01/22[1]	82,000,000	82,000,000
Total U.S. government agency obligations (cost—$1,404,670,480)		1,404,670,480

U.S. Treasury obligations—5.6%
U.S. Treasury Bills 1.450%, due 11/03/22[3]	43,000,000	42,996,608
2.941%, due 12/01/22[3]	59,000,000	58,858,400
3.029%, due 12/08/22[3]	64,000,000	63,804,969

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[1]	$226,000,000	$225,876,691
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[1]	100,000,000	100,007,740
Total U.S. Treasury obligations (cost—$491,544,408)		491,544,408

Repurchase agreements—78.1%
Repurchase agreement dated 10/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.040% due 11/01/22, collateralized by $10,450,980 Federal Home Loan Mortgage Corp. obligations, 2.968% to 5.000% due 09/15/44 to 10/01/52, $31,210,411 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/25 to 10/25/52 and $86,770,556 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/42 to 06/16/61; (value—$71,400,000); proceeds: $70,005,911	70,000,000	70,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.190% due 01/30/23, collateralized by $454,997,498 Federal Home Loan Mortgage Corp. obligations, 0.100% to 11.100% due 03/25/29 to 03/25/54, $336,878,002 Federal National Mortgage Association obligations, 0.253% to 5.000% due 04/25/36 to 08/25/52 and $1,555,395,980 Government National Mortgage Association obligations, zero coupon to 5.000% due 02/20/34 to 03/16/64; (value— $103,000,001); proceeds: $100,248,111[4]	100,000,000	100,000,000
Repurchase agreement dated 10/31/22 with Toronto-Dominion Bank, 3.050% due 11/01/22, collateralized by $119,600,000 Federal Home Loan Mortgage Corp. obligations, 3.762% to 4.350% due 07/15/36 to 03/15/45 and $533,950,865 Federal National Mortgage Association obligations, 1.500% to 5.500% due 04/25/23 to 02/25/51; (value— $102,000,000); proceeds: $100,008,472	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.060% due 12/05/22, collateralized by $17,604,808 Federal National Mortgage Association obligations, 3.000% to 3.500% due 01/25/43 to 06/25/48 and $103,114,609 Government National Mortgage Association obligations, 2.000% to 5.000% due 03/20/41 to 10/20/52; (value—$102,000,000); proceeds: $101,819,000[4]	$100,000,000	$100,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, 3.060% due 11/07/22, collateralized by $282,219,454 Federal National Mortgage Association obligations, 2.000% to 6.000% due 08/01/36 to 09/01/52; (value— $204,000,001); proceeds: $200,476,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.060% due 11/01/22, collateralized by $1,890,001,757 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.997% due 05/25/23 to 03/25/58, $1,558,033,365 Federal National Mortgage Association obligations, zero coupon to 5.000% due 08/25/24 to 01/25/52 and $2,297,529,578 Government National Mortgage Association obligations, zero coupon to 5.500% due 07/20/39 to 03/16/64; (value—$515,000,001); proceeds: $500,042,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.050% due 11/01/22, collateralized by $503,178,015 Federal Home Loan Mortgage Corp. obligations, 3.500% to 6.500% due 01/01/28 to 10/01/52, $1,554,162,388 Federal National Mortgage Association obligations, 1.500% to 7.500% due 07/01/28 to 03/01/61 and $75,335,770 Government National Mortgage Association obligations, 2.500% to 5.500% due 11/20/35 to 09/20/62; (value—$969,000,001); proceeds: $950,080,486	950,000,000	950,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $1,063,905,500 U.S. Treasury Bill, zero coupon due 01/26/23; (value— $1,053,660,090); proceeds: $1,033,086,370	$1,033,000,000	$1,033,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by 4,058,989,300 U.S. Treasury Notes, 1.625% to 2.250% due 08/15/27 to 08/15/29; (value—$3,730,316,043); proceeds: $3,730,316,014	3,730,000,000	3,730,000,000
Total repurchase agreements (cost—$6,783,000,000)		6,783,000,000
Total investments (cost—$8,679,214,888 which approximates cost for federal income tax purposes)—99.9%		8,679,214,888

Other assets in excess of liabilities—0.1%		7,542,039
Net assets—100.0%		$8,686,756,927

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,404,670,480	$—	$1,404,670,480
U.S. Treasury obligations	—	491,544,408	—	491,544,408
Repurchase agreements	—	6,783,000,000	—	6,783,000,000
Total	$—	$8,679,214,888	$—	$8,679,214,888

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. Treasury obligations—30.2%
U.S. Treasury Bills 1.411%, due 11/10/22[1]	$338,000,000	$337,883,221
1.450%, due 11/03/22[1]	216,000,000	215,982,960
1.522%, due 11/17/22[1]	210,000,000	209,860,933
1.563%, due 11/25/22[1]	215,000,000	214,780,700
1.615%, due 12/01/22[1]	208,000,000	207,726,133
1.749%, due 12/08/22[1]	215,000,000	214,622,138
2.541%, due 11/03/22[1]	244,000,000	243,966,247
2.633%, due 11/10/22[1]	362,000,000	361,766,510
2.659%, due 11/17/22[1]	168,000,000	167,805,493
2.798%, due 11/25/22[1]	249,000,000	248,545,160
2.845%, due 12/13/22[1]	245,000,000	244,205,383
2.941%, due 12/01/22[1]	251,000,000	250,397,600
2.958%, due 12/20/22[1]	241,000,000	240,052,000
3.029%, due 12/08/22[1]	249,000,000	248,241,207
3.041%, due 12/27/22[1]	253,000,000	251,831,140
3.055%, due 11/22/22[1]	4,500,000	4,492,121
U.S. Treasury Notes
3 mo. Treasury money market yield – 0.075%, 3.966%, due 11/01/22[2]	200,000,000	199,999,986
3 mo. Treasury money market yield + 0.029%, 4.070%, due 11/01/22[2]	614,210,000	614,220,815
3 mo.Treasury money market yield + 0.034%, 4.075%, due 11/01/22[2]	468,575,000	468,580,619
3 mo.Treasury money market yield + 0.035%, 4.076%, due 11/01/22[2]	500,000,000	499,992,423
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[2]	935,000,000	934,542,350
3 mo.Treasury money market yield + 0.049%, 4.090%, due 11/01/22[2]	852,950,000	852,968,352
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[2]	250,000,000	250,019,349
Total U.S. Treasury obligations (cost—$7,482,482,840)		7,482,482,840

Repurchase agreements—68.4%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.000% due 11/01/22, collateralized by $171,352,400, U.S. Treasury Bond, 3.625% due 02/15/44; (value—$153,000,030); proceeds: $150,012,500	150,000,000	150,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by $262,499,300 U.S. Treasury Note, 4.375% due 10/31/24; (value—$262,242,051); proceeds: $257,121,425	257,100,000	257,100,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $955,764,100 U.S. Treasury Bill, zero coupon due 01/26/23; (value—$946,560,092); proceeds: $928,077,591	$928,000,000	$928,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $1,096,722,200 U.S. Treasury Bonds, 1.250% to 4.625% due 02/15/40 to 08/15/50 and $1,219,269,000 U.S. Treasury Notes, 0.125% to 2.875% due 12/31/22 to 08/15/28; (value—$1,912,500,008); proceeds: $1,875,158,854	1,875,000,000	1,875,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $14,337,943,100 U.S. Treasury Notes, 1.625% to 2.625% due 11/15/22 to 08/15/29; (value—$13,716,162,050); proceeds: $13,716,161,965	$13,715,000,000	$13,715,000,000
Total repurchase agreements (cost—$16,925,100,000)		16,925,100,000
Total investments (cost—$24,407,582,840 which approximates cost for federal income tax purposes)—98.6%		24,407,582,840

Other assets in excess of liabilities—1.4%		353,016,899
Net assets—100.0%		$24,760,599,739

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$7,482,482,840	$—	$7,482,482,840
Repurchase agreements	—	16,925,100,000	—	16,925,100,000
Total	$—	$24,407,582,840	$—	$24,407,582,840

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—12.6%
Banking-non-U.S.—11.5%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$19,000,000	$19,000,000
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	19,000,000	19,000,000
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	50,000,000	50,000,000
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1]	6,000,000	6,000,110
SOFR + 0.550%, 3.600%, due 11/01/22[1]	21,000,000	21,000,000
SOFR + 0.580%, 3.630%, due 11/01/22[1]	17,000,000	17,000,000
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.470%, 3.510%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	12,000,000	12,000,000
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	26,000,000	26,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	19,000,000	19,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.600%, 3.650%, due 11/01/22[1]	$15,000,000	$15,000,000
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
Toronto Dominion Bank
3.300%, due 11/01/22	11,000,000	11,000,000
3.510%, due 11/01/22	20,000,000	20,000,000
3.640%, due 11/01/22	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.550%, 3.600%, due 11/01/22[1]	8,000,000	8,000,000

		622,000,110

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.630%, 3.680%, due 11/01/22[1]	27,000,000	27,000,000

		60,000,000
Total Certificates of deposit (cost—$682,000,110)		682,000,110

Commercial paper—58.4%
Asset-backed-miscellaneous—16.5%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/21/22	40,000,000	39,934,444
Antalis SA
2.870%, due 11/02/22[2]	13,000,000	12,998,964
2.920%, due 11/04/22[2]	11,000,000	10,997,323
2.950%, due 11/07/22[2]	10,000,000	9,995,083
2.950%, due 11/09/22[2]	8,000,000	7,994,756
3.120%, due 11/29/22[2]	21,000,000	20,949,040
3.300%, due 11/07/22[2]	35,000,000	34,980,750
4.020%, due 01/03/23	19,000,000	18,866,335
4.020%, due 01/05/23	9,000,000	8,934,675
4.510%, due 01/18/23	21,000,000	20,794,795
Atlantic Asset Securitization LLC
3.370%, due 11/15/22	26,000,000	25,965,926
Barton Capital SA
3.150%, due 11/04/22	50,000,000	49,986,875
3.450%, due 11/15/22	10,695,000	10,680,651
3.520%, due 11/14/22[2]	10,000,000	9,987,289

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC
3.300%, due 11/16/22	$34,000,000	$33,953,250
Gotham Funding Corp.
4.120%, due 01/10/23	26,000,000	25,791,711
Liberty Street Funding LLC
2.850%, due 11/15/22[2]	27,900,000	27,869,077
3.055%, due 11/28/22[2]	11,000,000	10,974,796
3.060%, due 11/30/22[2]	8,000,000	7,980,280
LMA-Americas LLC
2.930%, due 11/17/22[2]	19,500,000	19,474,607
2.930%, due 11/18/22[2]	12,000,000	11,983,397
3.080%, due 11/29/22[2]	10,000,000	9,976,044
3.150%, due 12/01/22[2]	12,000,000	11,968,500
3.470%, due 11/17/22[2]	16,520,000	16,494,522
3.600%, due 11/18/22[2]	10,430,000	10,412,269
Old Line Funding LLC
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	32,000,000	32,000,000
Sheffield Receivables Co. LLC
2.850%, due 11/01/22[2]	27,000,000	27,000,000
2.950%, due 11/16/22[2]	20,000,000	19,975,417
2.960%, due 11/22/22[2]	27,000,000	26,953,380
3.100%, due 12/07/22[2]	20,000,000	19,938,000
Starbird Funding Corp.
3.050%, due 11/01/22	25,000,000	25,000,000
3.080%, due 11/30/22[2]	21,000,000	20,947,897
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	15,000,000	15,000,000
4.000%, due 01/17/23	9,000,000	8,923,000
Versailles CDS LLC
2.870%, due 11/01/22	11,000,000	11,000,000
Versailles Commercial Paper LLC
2.850%, due 11/01/22	29,000,000	29,000,000
3.070%, due 12/05/22	16,000,000	15,953,609
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[2]	13,467,000	13,465,926
2.930%, due 11/18/22[2]	23,000,000	22,968,177

		894,070,765

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—40.2%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	$26,000,000	$26,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	23,000,000	23,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	20,000,000	19,990,071
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.410%, 3.460%, due 11/01/22[1]	9,000,000	9,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	20,000,000	20,000,000
Barclays Bank PLC
2.850%, due 11/02/22[2]	25,000,000	24,998,021
2.980%, due 11/16/22[2]	17,000,000	16,978,892
3.270%, due 11/08/22	24,000,000	23,984,740
Canadian Imperial Bank of Commerce
0.350%, due 11/03/22[2]	12,000,000	11,999,767
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	31,000,000	31,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank
3.030%, due 11/22/22	17,000,000	16,969,952
DBS Bank Ltd.
3.000%, due 11/23/22[2]	21,000,000	20,961,500
3.550%, due 12/15/22	23,000,000	22,900,205
DNB Bank ASA
2.910%, due 11/01/22	200,000,000	200,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.040%, due 11/01/22	175,000,000	175,000,000
Erste Finance Delaware LLC
3.080%, due 11/03/22	137,000,000	136,976,558
Federation Des Caisses
3.060%, due 11/03/22[2]	45,000,000	44,992,350
Federation des Caisses Desjardins du Quebec
2.820%, due 11/03/22[2]	17,000,000	16,997,337
3.050%, due 11/01/22	110,000,000	110,000,000
3.050%, due 11/02/22	40,000,000	39,996,611
Mitsubishi UFJ Trust & Banking Corp.
2.870%, due 11/03/22[2]	32,000,000	31,994,898

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd.
2.965%, due 11/25/22[2]	$21,000,000	$20,958,490
2.970%, due 12/02/22[2]	20,000,000	19,948,850
National Australia Bank Ltd.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	15,000,000	15,000,000
NRW Bank
2.980%, due 11/02/22	70,000,000	69,994,205
2.980%, due 11/03/22	65,000,000	64,989,239
2.980%, due 11/04/22	50,000,000	49,987,583
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	24,000,000	24,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	27,000,000	27,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
2.900%, due 11/09/22[2]	21,000,000	20,986,467
2.970%, due 11/17/22[2]	20,000,000	19,973,600
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	15,000,000	15,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	$24,000,000	$24,000,000
SOFR + 0.390%, 3.440%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	27,000,000	27,000,000
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000
Toronto-Dominion Bank
3.070%, due 11/01/22	60,000,000	60,000,000
3.070%, due 11/03/22	20,000,000	19,996,589
United Overseas Bank Ltd.
2.810%, due 11/02/22[2]	25,000,000	24,998,049
3.110%, due 12/08/22	15,000,000	14,952,054
3.220%, due 12/14/22	10,000,000	9,961,539
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
3.760%, due 05/02/23	27,000,000	27,000,000

		2,174,487,567

Banking-U.S.—1.7%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,2]	18,000,000	18,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	17,000,000	17,000,000
SOFR + 0.530%, 3.580%, due 11/01/22[1]	28,000,000	28,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.630%, 3.680%, due 11/01/22[1]	$18,000,000	$18,000,000

		91,000,000
Total commercial paper (cost—$3,159,558,332)		3,159,558,332

Time deposits—8.9%
Banking-non-U.S.—8.9%
ABN AMRO Bank NV
3.060%, due 11/01/22	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank
3.050%, due 11/01/22	135,000,000	135,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	145,000,000	145,000,000
Total time deposits (cost—$480,000,000)		480,000,000

Repurchase agreements—20.5%
Repurchase agreement dated 10/31/22 with Goldman Sachs & Co., 3.000% due 11/01/22, collateralized by $6,293,900 U.S. Treasury Bond, 2.500% due 02/15/45; (value—$4,590,040); proceeds: $4,500,375	4,500,000	4,500,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.160% due 11/01/22, collateralized by $57,471,526 various asset-backed convertible bonds, 3.000% to 7.529% due 11/05/29 to 08/25/52; (value—$26,813,184); proceeds: $25,002,194	25,000,000	25,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA., 3.200% due 11/01/22, collateralized by $56,094,248 various asset-backed convertible bonds, 3.876% to 8.000% due 12/15/22 to 06/25/33; (value—$54,000,089); proceeds: $50,004,444	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $29,289,510, various asset-backed convertible bonds, 0.500% to 13.000% due 11/16/22 to 12/31/99 and 827 shares of various equity securities; (value—$26,425,953); proceeds: $25,072,333[3]	25,000,000	25,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $72,070,773 various asset-backed convertible bonds, zero coupon to 10.500% due 11/15/22 to 12/31/99 and 51,389 shares of various equity securities; (value—$69,121,974); proceeds: $65,188,067[3]	$65,000,000	$65,000,000
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $967,572,100 U.S. Treasury Bills, zero coupon due 01/19/23 to 01/26/23; (value—$958,800,057); proceeds: $940,078,594	940,000,000	940,000,000
Total repurchase agreements (cost—$1,109,500,000)		1,109,500,000
Total investments (cost — $5,431,058,442 which approximates cost for federal income tax purposes)—100.4%		5,431,058,442

Liabilities in excess of other assets—(0.4)%		(21,455,763)
Net assets—100.0%		$5,409,602,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$682,000,110	$—	$682,000,110
Commercial paper	—	3,159,558,332	—	3,159,558,332
Time deposits	—	480,000,000	—	480,000,000
Repurchase agreements	—	1,109,500,000	—	1,109,500,000
Total	$—	$5,431,058,442	$—	$5,431,058,442

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,599,063,786, represented 29.6% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—96.8%
Alaska—2.2%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 1.660%, VRD	$5,250,000	$5,250,000
Series B, 1.660%, VRD	7,635,000	7,635,000
Series C, 1.660%, VRD	7,365,000	7,365,000

		20,250,000

Arizona—5.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 1.640%, VRD	19,810,000	19,810,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 1.640%, VRD	1,300,000	1,300,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 1.630%, VRD	27,470,000	27,470,000

		48,580,000

California—1.0%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 1.850%, VRD	7,900,000	7,900,000
City of Modesto Water Revenue, Refunding, COP, Series A, 1.950%, VRD	1,035,000	1,035,000

		8,935,000

Colorado—5.1%
City & County of Denver Co., Refunding, COP, Series A1, 1.640%, VRD	16,750,000	16,750,000
City & County of Denver Co., Refunding, COP, Series A2, 1.640%, VRD	2,900,000	2,900,000
City & County of Denver, Refunding, COP, Series A3, 1.640%, VRD	5,555,000	5,555,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK, 2.250%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 1.640%, VRD	9,000,000	9,000,000
2.250%, VRD	7,970,000	7,970,000

		46,975,000

	Face amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 2.250%, VRD	$1,170,000	$1,170,000

District of Columbia—2.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 2.260%, VRD	11,000,000	11,000,000
District of Columbia, GO Bonds, Series A, 2.000%, VRD	7,000,000	7,000,000
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Subseries D-2, 1.600%, VRD	1,050,000	1,050,000

		19,050,000

Florida—1.7%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 2.220%, VRD	5,990,000	5,990,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 1.620%, VRD	3,550,000	3,550,000
Series C, 2.250%, VRD	400,000	400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 2.200%, VRD	5,540,000	5,540,000

		15,480,000

Illinois—11.8%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 2.410%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 2.320%, VRD	17,200,000	17,200,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 2.250%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 2.260%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 2.290%, VRD	6,660,000	6,660,000
2.290%, VRD	8,450,000	8,450,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E2, 2.260%, VRD	$900,000	$900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 2.260%, VRD	15,000,000	15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 2.230%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 2.230%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 2.250%, VRD	1,780,000	1,780,000

		109,685,000

Indiana—7.6%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 1.710%, VRD	27,000,000	27,000,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 2.220%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 1.640%, VRD	17,250,000	17,250,000

		70,650,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 2.230%, VRD	620,000	620,000

Maryland—1.1%
County of Montgomery, GO Bonds, Series E, 1.640%, VRD	7,600,000	7,600,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 2.240%, VRD	2,350,000	2,350,000

		9,950,000

	Face amount	Value
Municipal bonds—(continued)
Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 2.120%, VRD	$700,000	$700,000

Michigan—0.1%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 1.640%, VRD	1,100,000	1,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 2.300%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 2.320%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 2.230%, VRD	1,200,000	1,200,000

		6,000,000

Mississippi—4.9%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 1.660%, VRD	1,400,000	1,400,000
Series A, 1.660%, VRD	3,985,000	3,985,000
Series A, 2.200%, VRD	1,845,000	1,845,000
Series B, 1.660%, VRD	575,000	575,000
Series B, 1.660%, VRD	2,900,000	2,900,000
Series B, 1.660%, VRD	3,195,000	3,195,000
Series B, 2.200%, VRD	600,000	600,000
Series C, 1.660%, VRD	3,125,000	3,125,000
Series C, 1.660%, VRD	5,860,000	5,860,000
Series E, 1.660%, VRD	1,200,000	1,200,000
Series E, 1.660%, VRD	2,000,000	2,000,000
Series G, 1.660%, VRD	1,990,000	1,990,000
Series G, 1.660%, VRD	3,090,000	3,090,000
Series G, 1.660%, VRD	4,945,000	4,945,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series H, 1.660%, VRD	$2,825,000	$2,825,000
Series L, 1.660%, VRD	1,775,000	1,775,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series K, 1.660%, VRD	1,795,000	1,795,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds.., Series D, 1.660%, VRD	740,000	740,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 1.660%, VRD	1,950,000	1,950,000

		45,795,000

Missouri—3.2%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 2.250%, VRD	10,000,000	10,000,000
Series C-5, 2.200%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 2.230%, VRD	2,020,000	2,020,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 1.690%, VRD	10,140,000	10,140,000
Series B-2, 1.660%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series C-REMK, 1.640%, VRD	2,500,000	2,500,000

		29,990,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 1.600%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 2.370%, VRD	555,000	555,000

	Face amount	Value
Municipal bonds—(continued)
New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 2.220%, VRD	$350,000	$350,000

New York—15.3%
City of New York, GO Bonds,
Subseries B-3, 2.190%, VRD	9,300,000	9,300,000
Subseries D-4, 1.600%, VRD	9,050,000	9,050,000
Subseries L-4, 1.630%, VRD	4,870,000	4,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 2.240%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 1.600%, VRD	6,325,000	6,325,000
Subseries 2012G-1-REMK, 1.600%, VRD	10,990,000	10,990,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 2.190%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 2.220%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 2.200%, VRD	13,845,000	13,845,000
Series BB-5, 1.610%, VRD	20,375,000	20,375,000
Series DD-2, 1.590%, VRD	1,900,000	1,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 1.630%, VRD	4,500,000	4,500,000
Series A-3, 1.600%, VRD	8,675,000	8,675,000
Series C6, 2.240%, VRD	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series E4, 1.590%, VRD	4,000,000	4,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 2.200%, VRD	9,745,000	9,745,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 2.190%, VRD	$3,000,000	$3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C-REMK, 1.630%, VRD	250,000	250,000
Subseries B-3, 1.570%, VRD	25,000,000	25,000,000

		142,040,000

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E-REMK, 1.620%, VRD	2,550,000	2,550,000

Ohio—4.7%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 2.240%, VRD	9,700,000	9,700,000
Series B-R, 2.240%, VRD	3,015,000	3,015,000
Series C-R, 2.240%, VRD	5,105,000	5,105,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 2.180%, VRD	16,500,000	16,500,000
State of Ohio, GO Bonds,
Series B, 2.150%, VRD	2,245,000	2,245,000
Series D, 2.240%, VRD	6,955,000	6,955,000

		43,520,000

Oregon—1.3%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Revenue Bonds, Series A, 1.640%, VRD	12,600,000	12,600,000

Pennsylvania—9.0%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 2.260%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 2.290%, VRD	14,045,000	14,045,000

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 2.180%, VRD	$10,345,000	$10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 2.250%, VRD	5,000,000	5,000,000
Series B-REMK, 2.260%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 2.180%, VRD	19,855,000	19,855,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 2.220%, VRD	6,400,000	6,400,000

		83,340,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute of Technology, Refunding, Revenue Bonds 2.230%, VRD	735,000	735,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 2.230%, VRD	4,150,000	4,150,000

Texas—11.8%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 2.180%, VRD	1,450,000	1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 2.150%, VRD	1,035,000	1,035,000
Series B, 2.150%, VRD	5,000,000	5,000,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 2.260%, VRD	11,250,000	11,250,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4-REMK, 2.240%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 1.640%, VRD	34,820,000	34,820,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 1.640%, VRD	$1,700,000	$1,700,000
Series A-2, 1.640%, VRD	3,325,000	3,325,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 2.260%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 1.680%, VRD	7,585,000	7,585,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds
1.680%, VRD	700,000	700,000
Series A, 1.660%, VRD	4,400,000	4,400,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 2.240%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 2.260%, VRD	605,000	605,000
2.300%, VRD	7,540,000	7,540,000
Series C, 2.350%, VRD	9,425,000	9,425,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 2.270%, VRD	8,500,000	8,500,000

		109,505,000

Utah—1.7%
City of Murray Hospital, IHC Health Services, Inc., Revenue Bonds, Series C, 1.640%, VRD	8,810,000	8,810,000
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 1.640%, VRD	6,390,000	6,390,000
Series D, 1.630%, VRD	800,000	800,000

		16,000,000

Virginia—4.0%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 2.230%, VRD	10,990,000	10,990,000
Series A, 2.320%, VRD	3,900,000	3,900,000

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 2.280%, VRD	$14,055,000	$14,055,000
Series F, 2.190%, VRD	5,660,000	5,660,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 2.220%, VRD	2,350,000	2,350,000

		36,955,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK, 2.250%, VRD	9,400,000	9,400,000

Wisconsin—0.2%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 1.620%, VRD	2,000,000	2,000,000
Total municipal bonds (cost—$899,130,000)		899,130,000

Tax-exempt commercial paper—2.8%
Illinois—0.6%
Illinois Educational Facilities Authority 1.850%, due 11/02/22	6,150,000	6,150,000

Minnesota—1.1%
Rochester Minnesota Health Care Facilities Revenue 2.600%, due 11/16/22	10,000,000	10,000,000

Texas—1.1%
Board of Regents of the University of Texas System 1.900%, due 12/05/22	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$26,150,000)		26,150,000
Total investments (cost—$925,280,000 which approximates cost for federal income tax purposes)—99.6%		925,280,000

Other assets in excess of liabilities—0.4%		3,657,167
Net assets—100.0%		$928,937,167

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$899,130,000	$—	$899,130,000
Tax-exempt commercial paper	—	26,150,000	—	26,150,000
Total	$—	$925,280,000	$—	$925,280,000

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
SOFR	Secured Overnight Financing Rate

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2022 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$4,656,934,016	$1,788,390,601	$1,896,214,888	$7,482,482,840	$4,321,558,442	$925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—

Investments, at value
Investments	4,656,015,516	1,788,084,879	1,896,214,888	7,482,482,840	4,321,558,442	925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—
Cash	1,317,395	752,332	2,128,758	353,024,876	1,956,423	1,640,019
Receivable for investments sold	—	—	—	—	50,000,000	2,703,361
Receivable for interest and dividends	6,842,603	2,211,430	5,532,782	1,865,298	3,988,209	1,650,258
Total assets	7,978,175,514	2,773,048,641	8,686,876,428	24,762,473,014	5,487,003,074	931,273,638

Liabilities:
Payable for investments purchased	39,000,000	39,000,000	—	—	76,995,764	2,278,170
Payable to affiliate	590,112	168,572	119,501	1,873,275	404,631	58,301
Total liabilities	39,590,112	39,168,572	119,501	1,873,275	77,400,395	2,336,471
Net assets, at value	$7,938,585,402	$2,733,880,069	$8,686,756,927	$24,760,599,739	$5,409,602,679	$928,937,167

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$69,474,446	$23,541,876	$62,069,861	$224,428,778	$41,270,963	$5,732,665
Expenses:
Investment advisory and administration fees	3,137,540	1,039,363	2,987,421	11,736,476	1,747,355	452,521
Trustees fees	26,035	13,176	26,114	77,266	18,213	9,906
Total expenses	3,163,575	1,052,539	3,013,535	11,813,742	1,765,568	462,427
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(2,745,980)	—	—	—
Net expenses	3,163,575	614,456	267,555	11,813,742	1,765,568	462,427
Net investment income (loss)	66,310,871	22,927,420	61,802,306	212,615,036	39,505,395	5,270,238
Net realized gain (loss)	—	—	—	(22,601)	—	33
Net change in unrealized appreciation (depreciation)	900,924	29,593	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$67,211,795	$22,957,013	$61,802,306	$212,592,435	$39,505,395	$5,270,271

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$66,310,871	$6,137,488
Net realized gain (loss)	—	30,020
Net change in unrealized appreciation (depreciation)	900,924	(2,396,525)
Net increase (decrease) in net assets resulting from operations	67,211,795	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	2,934,514,620	(3,890,021,125)
Net increase (decrease) in net assets	3,001,726,415	(3,886,250,142)
Net assets:

Beginning of period	4,936,858,987	8,823,109,129
End of period	$7,938,585,402	$4,936,858,987

	ESG Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$22,927,420	$1,542,924
Net realized gain (loss)	—	(14,219)
Net change in unrealized appreciation (depreciation)	29,593	(357,927)
Net increase (decrease) in net assets resulting from operations	22,957,013	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,241,489,491	857,754,697
Net increase (decrease) in net assets	1,264,446,504	858,925,475
Net assets:

Beginning of period	1,469,433,565	610,508,090
End of period	$2,733,880,069	$1,469,433,565

	Government Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$61,802,306	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	61,802,306	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	4,327,276,993	(4,526,632,556)
Net increase (decrease) in net assets	4,389,079,299	(4,525,015,228)
Net assets:

Beginning of period	4,297,677,628	8,822,692,856
End of period	$8,686,756,927	$4,297,677,628

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$212,615,036	$9,984,379
Net realized gain (loss)	(22,601)	2,691
Net increase (decrease) in net assets resulting from operations	212,592,435	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	2,866,618,627	(11,003,789,356)
Net increase (decrease) in net assets	3,079,211,062	(10,993,802,286)
Net assets:

Beginning of period	21,681,388,677	32,675,190,963
End of period	$24,760,599,739	$21,681,388,677

	Prime CNAV Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$39,505,395	$2,238,250
Net realized gain (loss)	—	(2)
Net increase (decrease) in net assets resulting from operations	39,505,395	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	3,461,662,049	(2,543,210,434)
Net increase (decrease) in net assets	3,501,167,444	(2,540,972,186)
Net assets:

Beginning of period	1,908,435,235	4,449,407,421
End of period	$5,409,602,679	$1,908,435,235

	Tax-Free Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$5,270,238	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	5,270,271	387,606
Net increase (decrease) in net assets from beneficial interest transactions	39,980,875	69,072,966
Net increase (decrease) in net assets	45,251,146	69,460,572
Net assets:

Beginning of period	883,686,021	814,225,449
End of period	$928,937,167	$883,686,021

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	2.10%[1]	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[2]	0.99%	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of period (000’s)	$7,938,585	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
		2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	2.18%[2]	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	1.02%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$2,733,880	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.01%[1]	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.05%[1]	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[2]	0.93%	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of period (000’s)	$8,686,757	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.80%[1]	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[2]	0.88%	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of period (000’s)	$24,760,600	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.24%[1]	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[2]	0.99%	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of period (000’s)	$5,409,603	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.14%[1]	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[2]	0.58%	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of period (000’s)	$928,937	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event

Master Trust

Notes to financial statements (unaudited)

that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2022,the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$590,112
ESG Prime Master Fund	168,572
Government Master Fund	119,501
Treasury Master Fund	1,873,275
Prime CNAV Master Fund	404,631
Tax-Free Master Fund	58,301

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,745,980

For the period April 1, 2022 to September 23, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended October 31, 2022, UBS AM voluntarily waived $438,083 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,645,570,186	$3,073,650,718
Withdrawals	(2,711,055,566)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$2,934,514,620	$(3,890,021,125)

ESG Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$3,116,536,254	$2,338,578,556
Withdrawals	(1,875,046,763)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,241,489,491	$857,754,697

Government Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$18,529,031,580	$118,340,152,475
Withdrawals	(14,201,754,587)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$4,327,276,993	$(4,526,632,556)

Treasury Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$36,986,682,361	$56,066,375,618
Withdrawals	(34,120,063,734)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$2,866,618,627	$(11,003,789,356)

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,047,264,879	$968,414,610
Withdrawals	(1,585,602,830)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$3,461,662,049	$(2,543,210,434)

Tax-Free Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$799,874,187	$807,236,613
Withdrawals	(759,893,312)	(738,163,647)
Net increase (decrease) in beneficial interest	$39,980,875	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$91,340
Gross unrealized depreciation	(1,009,840)
Net unrealized appreciation (depreciation)	$(918,500)

ESG Prime Master Fund

Gross unrealized appreciation	$36,476
Gross unrealized depreciation	(342,198)
Net unrealized appreciation (depreciation)	$(305,722)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2023. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size; with respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (each, a “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund ‘s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Prime Preferred Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that each Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Investor Feeder Fund’s Actual Management Fees were above the applicable Expense Group median, while the Contractual Management Fee and total expenses were below median.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2022 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2022. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each of Select ESG Prime Institutional Feeder Fund and Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception; while the performance of Select ESG Prime Investor Feeder Fund was slightly below its corresponding Performance Universe median for each such period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exception being the three-year period for RMA Government Money Market Feeder Fund, which was only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of: (i) the Select Prime Institutional Feeder Fund was at or above its corresponding Performance Universe median for the three-, five- and ten-year periods and since inception, and below for the one-year period, (ii) the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and (iii) the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the fourth quintile in the one-year period.

For periods in which a Master Fund’s performance was materially and persistently below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance, including for structural reasons (for example, unitary fee as compared to non-unitary fees), or other comparison group selection criteria employed by Broadridge. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1664

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2023

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 9, 2023